                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                  811-3706
                                   ---------------------------------------------

            AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                        64111
--------------------------------------------------------------------------------
 (Address of principal executive offices)                     (Zip code)

 DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:       816-531-5575
                                                    ----------------------------

Date of fiscal year end:       AUGUST 31
                           -----------------------------------------------------
Date of reporting period:      FEBRUARY 28, 2005
                           -----------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

[front cover]

American Century Investments
SEMIANNUAL REPORT

[photo of boy with kite]

FEBRUARY 28, 2005

California Tax-Free Money Market Fund
California Limited-Term Tax-Free Fund
California Intermediate-Term Tax-Free Fund
California Long-Term Tax-Free Fund

                               [american century investments logo and text logo]

Table of Contents

Our Message to You . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

CALIFORNIA TAX-FREE MONEY MARKET

CALIFORNIA LIMITED-TERM TAX-FREE

CALIFORNIA INTERMEDIATE-TERM TAX-FREE

CALIFORNIA LONG-TERM TAX-FREE

FINANCIAL STATEMENTS

OTHER INFORMATION
Additional Information . . . . . . . . . . . . . . . . . . . . . . . . . . . .49
Index Definitions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 50

The opinions expressed in each of the Portfolio Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American
Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message

[photo of James E. Stowers III and James E. Stowers, Jr.]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the semiannual report for the California
Tax-Free Money Market fund and the California Limited-, Intermediate-, and
Long-Term Tax-Free funds for the six months ended February 28, 2005.

This report contains information that can help you monitor your investment.
You'll find details about your fund's return and holdings as well as data and analysis that provide insight into the market conditions affecting the fund's performance.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.
We also have many informative resources available in the Education & Planning section of our site to help you with your investment strategy.

Your next shareholder report for these funds will be the annual report dated
August 31, 2005, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD

------

California Tax-Free Money Market - Performance

TOTAL RETURNS AS OF FEBRUARY 28, 2005
                                     -------------------------------
                                         AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                             SINCE     INCEPTION
                          1 YEAR     5 YEARS   10 YEARS    INCEPTION     DATE
--------------------------------------------------------------------------------
CALIFORNIA TAX-FREE
MONEY MARKET               0.89%      1.54%      2.28%      3.19%       11/9/83
--------------------------------------------------------------------------------
LIPPER CALIFORNIA
TAX-EXEMPT MONEY
MARKET FUNDS
AVERAGE RETURNS            0.78%      1.38%      2.15%      3.30%(1)      --
--------------------------------------------------------------------------------
Fund's Lipper Ranking
as of 2/28/05(2)         21 of 65    9 of 50    8 of 36    2 of 2(1)      --
--------------------------------------------------------------------------------
Fund's Lipper Ranking
as of 3/31/05(2)         22 of 65    9 of 50    8 of 36    2 of 2(1)      --
--------------------------------------------------------------------------------

(1) Since 11/30/83, the date nearest the fund's inception for which data are available.

(2) Lipper rankings are based on average annual total returns for the fund in a given category for the periods indicated.

© 2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

Lipper Fund Performance - Performance data is total return, and is preliminary and subject to revision.

Lipper Rankings - Rankings are based only on the universe shown. This listing might not represent the complete universe of funds tracked by Lipper Inc.

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           2/28/05               8/31/04
--------------------------------------------------------------------------------
A-1+                                         78%                   78%
--------------------------------------------------------------------------------
A-1                                          22%                   22%
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION BY MATURITY
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           2/28/05               8/31/04
--------------------------------------------------------------------------------
1-30 days                                    83%                   87%
--------------------------------------------------------------------------------
31-90 days                                    3%                   --
--------------------------------------------------------------------------------
91-180 days                                  12%                   --
--------------------------------------------------------------------------------
More than 180 days                            2%                   13%
--------------------------------------------------------------------------------

YIELDS AS OF FEBRUARY 28, 2005
--------------------------------------------------------------------------------
  7-DAY CURRENT YIELD
--------------------------------------------------------------------------------
                                                       1.36%
--------------------------------------------------------------------------------
  7-DAY EFFECTIVE YIELD
--------------------------------------------------------------------------------
                                                       1.36%
--------------------------------------------------------------------------------
  7-DAY TAX-EQUIVALENT CURRENT YIELDS*
--------------------------------------------------------------------------------
31.98% Tax Bracket                                     2.00%
--------------------------------------------------------------------------------
34.70% Tax Bracket                                     2.08%
--------------------------------------------------------------------------------
39.23% Tax Bracket                                     2.24%
--------------------------------------------------------------------------------
41.05% Tax Bracket                                     2.31%
--------------------------------------------------------------------------------
*The tax brackets indicated are for combined state and federal income tax.
 Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

An investment in the fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

------

California Tax-Free Money Market - Portfolio Commentary

PORTFOLIO MANAGER: TODD PARDULA

PERFORMANCE SUMMARY

For the six months ended February 28, 2005, California Tax-Free Money Market's total return of 0.58% outperformed the 0.53% average return of the 65 California tax-exempt money market funds tracked by Lipper Inc. As the previous page illustrates, the fund has generally outpaced its Lipper peer group average over the long term, ranking in the top quartile of the Lipper category for the five-
and ten-year periods ended February 28, 2005 (see the previous page for more performance information).

ECONOMIC & MARKET REVIEW

U.S. economic growth remained solid. The economy expanded at a 4.0% annual rate in the third quarter of 2004 and a 3.8% annual rate in the fourth quarter. For all of 2004, the U.S. economy grew by 4.4%, its best calendar year since 1999.
Inflation also increased modestly during the past six months--the year-over-year change in the consumer price index as of February 28, 2005, was 3.0%, compared with 2.7% as of August 31, 2004.

The Federal Reserve continued to raise short-term interest rates during the period. The Fed raised its federal funds rate target four times in the past six months, each time by a quarter-point. The Fed's efforts boosted the federal funds rate from 1.5% to 2.5%, its highest level since October 2001.

Money market rates tracked the Fed's rate hikes. The three-month Treasury bill yield, a common benchmark for money market rates, rose from 1.59% to 2.76%
during the six-month period. California Money Market's seven-day current yield rose from 0.85% to 1.36% over the same period.

PORTFOLIO STRATEGY

Short-term variable-rate demand notes (also known as floating-rate notes, or
"floaters") continued to make up more than three-quarters of the portfolio during the six-month period. However, we reduced our position in floaters from about 85% of the portfolio at the beginning of the period to just under 80% by the end of the period.

For the first time in about two years, we added tax-exempt commercial paper (CP)
to the portfolio. Tax-exempt CP has a stated maturity of 365 days or less and is issued to finance seasonal cash flow needs or to provide short-term financing in anticipation of longer-term financing. We added tax-exempt CP to the portfolio in October and November, and it made up approximately 5% of the portfolio at the end of the period.

The fund's weighted average maturity, which began the period at 42 days, peaked at just over 50 days in October and November. During the remainder of the six-month period, however, we allowed the average maturity to gradually shorten, ending the period at 28 days.

OUR COMMITMENT

We will continue to invest in high-quality short-term municipal securities with income exempt from both federal and California income taxes.

------

California Tax-Free Money Market - Schedule of Investments

FEBRUARY 28, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES -- 99.5%

CALIFORNIA -- 99.5%
--------------------------------------------------------------------------------
      $10,719,653  ABN AMRO Leasetops
                   Certificates Trust Rev., Series
                   2003-1, VRDN, 2.04%, 3/2/05
                   (AMBAC) (SBBPA: ABN AMRO
                   Bank N.V.) (Acquired 1/29/03,
                   Cost $10,719,653)(1)                            $ 10,719,653
--------------------------------------------------------------------------------
        2,070,000  Alameda-Contra Costa Schools
                   Financing Auth. COP, Series
                   1997 D, VRDN, 1.94%, 3/3/05
                   (LOC: Bank of Nova Scotia)                         2,070,000
--------------------------------------------------------------------------------
        2,880,000  Alameda-Contra Costa Schools
                   Financing Auth. COP, Series
                   1999 G, (Capital Improvements
                   Financing Projects), VRDN,
                   1.97%, 3/3/05 (AMBAC)
                   (LOC: Dexia Credit Local)                          2,880,000
--------------------------------------------------------------------------------
        4,415,000  Alameda-Contra Costa Schools
                   Financing Auth. COP, Series
                   1999 H, (Capital Improvements
                   Financing Projects), VRDN,
                   1.97%, 3/3/05 (AMBAC)
                   (LOC: Dexia Credit Local)                          4,415,000
--------------------------------------------------------------------------------
          740,000  Alameda-Contra Costa Schools
                   Financing Auth. COP, Series
                   2000 I, VRDN, 1.94%, 3/3/05
                   (AMBAC) (LOC: KBC Bank N.V.)                         740,000
--------------------------------------------------------------------------------
        1,460,000  Alvord Unified School District
                   Financing Corporation COP,
                   VRDN, 1.90%, 3/3/05 (LOC:
                   KBC Bank N.V.)                                     1,460,000
--------------------------------------------------------------------------------
        4,875,000  Apple Valley COP, (Public
                   Facilities Financing), VRDN,
                   1.87%, 3/3/05 (LOC: California
                   State Teacher's Retirement)                        4,875,000
--------------------------------------------------------------------------------
        1,000,000  Association of Bay Area
                   Governments Finance Auth. for
                   Nonprofit Corporations Rev.,
                   (Point Loma Nazarene
                   University), VRDN, 1.95%,
                   3/3/05 (LOC: Allied Irish Bank
                   plc)                                               1,000,000
--------------------------------------------------------------------------------
        4,600,000  Association of Bay Area
                   Governments Finance Auth. for
                   Nonprofit Corporations Rev.,
                   (The Thacher School), VRDN,
                   1.89%, 3/3/05 (SBBPA:
                   Keybank, N.A.)                                     4,600,000
--------------------------------------------------------------------------------
        2,000,000  Association of Bay Area
                   Governments Finance Auth. for
                   Nonprofit Corporations Rev.,
                   Series 2002 A, (Hamilin
                   School), VRDN, 1.87%, 3/3/05
                   (LOC: BNP Paribas)                                 2,000,000
--------------------------------------------------------------------------------
       10,000,000  Auburn Union School District
                   COP, VRDN, 1.86%, 3/3/05
                   (FSA) (LOC: Dexia Credit Local)                   10,000,000
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 2,300,000  Barstow Multifamily Housing
                   Rev., (Desert Vista Apartments),
                   VRDN, 1.86%, 3/2/05 (LOC:
                   FHLB)                                           $  2,300,000
--------------------------------------------------------------------------------
        5,000,000  California Community College
                   Financing Auth. Rev., Series
                   2004 A, 3.00%, 6/30/05 (FSA)                       5,023,003
--------------------------------------------------------------------------------
        3,295,000  California Department of Water
                   Resources Power Supply Rev.,
                   (PT 748), VRDN, 1.92%,
                   3/3/05 (LOC: Merrill Lynch
                   Capital Services, Inc.)
                   (Acquired 2/27/03, Cost
                   $3,295,000)(1)                                     3,295,000
--------------------------------------------------------------------------------
          850,000  California Department of Water
                   Resources Power Supply Rev.,
                   Series 2002 B2, VRDN, 1.78%,
                   3/1/05 (LOC: BNP Paribas)                            850,000
--------------------------------------------------------------------------------
       10,000,000  California Department of Water
                   Resources Power Supply Rev.,
                   Series 2002 B4, VRDN, 1.80%,
                   3/1/05 (LOC: Bayerische
                   Landesbank)                                       10,000,000
--------------------------------------------------------------------------------
       20,875,000  California Department of Water
                   Resources Power Supply Rev.,
                   Series 2002 C7, VRDN, 1.84%,
                   3/3/05 (FSA) (LOC: Dexia
                   Credit Local)                                     20,875,000
--------------------------------------------------------------------------------
        7,000,000  California Department of Water
                   Resources Power Supply Rev.,
                   Series 2002 C14, VRDN, 1.85%,
                   3/3/05 (LOC: Westdeutsche
                   Landesbank AG)                                     7,000,000
--------------------------------------------------------------------------------
        6,000,000  California Department of Water
                   Resources Power Supply Rev.,
                   Series 2002 C16, VRDN,
                   1.85%, 3/3/05 (LOC: Bank of
                   New York)                                          6,000,000
--------------------------------------------------------------------------------
        6,000,000  California Department of Water
                   Resources Power Supply Rev.,
                   Series 2002 C18, VRDN,
                   1.83%, 3/3/05 (LOC: Bank of
                   New York)                                          6,000,000
--------------------------------------------------------------------------------
        3,200,000  California Economic
                   Development Financing Auth.
                   Rev., (Volk Enterprises Inc.),
                   VRDN, 1.88%, 3/3/05 (LOC:
                   JPMorgan Chase Bank)
                   (Acquired 3/8/04, Cost
                   $3,200,000)(1)                                     3,200,000
--------------------------------------------------------------------------------
          375,000  California Economic Recovery
                   Rev., Series 2004 C1, VRDN,
                   1.78%, 3/1/05 (SBBPA:
                   Landesbank
                   Baden-Wuerttemberg)                                  375,000
--------------------------------------------------------------------------------
        2,075,000  California Economic Recovery
                   Rev., Series 2004 L20J, VRDN,
                   1.90%, 3/2/05 (LIQ FAC:
                   Lehman Liquidity Company
                   LLC) (Acquired 5/13/04, Cost
                   $2,075,000)(1)                                     2,075,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Tax-Free Money Market - Schedule of Investments

FEBRUARY 28, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $10,200,000  California Educational Facilities
                   Auth. Rev., (Chapman
                   University), VRDN, 2.02%,
                   3/2/05 (LOC: Allied Irish Bank
                   plc)                                            $ 10,200,000
--------------------------------------------------------------------------------
        2,150,000  California Educational Facilities
                   Auth. Rev., (Point Loma
                   Nazarene University), VRDN,
                   1.95%, 3/3/05 (GO of
                   University) (LOC: Allied Irish
                   Bank plc)                                          2,150,000
--------------------------------------------------------------------------------
        3,760,000  California Educational Facilities
                   Auth. Rev., Series 2002 A, (Art
                   Center Design College), VRDN,
                   1.95%, 3/3/05 (LOC: Allied
                   Irish Bank plc)                                    3,760,000
--------------------------------------------------------------------------------
        7,305,000  California Educational Facilities
                   Auth. Rev., Series 2002 B, (Art
                   Center Design College), VRDN,
                   1.95%, 3/3/05 (LOC: Allied
                   Irish Bank plc)                                    7,305,000
--------------------------------------------------------------------------------
        5,000,000  California GO, (PA 1164),
                   VRDN, 1.91%, 3/3/05 (LOC:
                   Merrill Lynch Capital Services,
                   Inc.) (Acquired 7/10/03, Cost
                   $5,000,000)(1)                                     5,000,000
--------------------------------------------------------------------------------
        5,000,000  California GO, Series 2003 C3,
                   VRDN, 1.86%, 3/3/05 (LOC:
                   Landesbank Hessen-Thuringen
                   Girozentrale, Bank of America
                   N.A., Bank of Nova Scotia)                         5,000,000
--------------------------------------------------------------------------------
       14,900,000  California GO, Series 2003 C4,
                   VRDN, 1.85%, 3/3/05 (LOC:
                   Landesbank Hessen-Thuringen
                   Girozentrale, Bank of America
                   N.A., Bank of Nova Scotia)                        14,900,000
--------------------------------------------------------------------------------
        3,850,000  California GO, Series 2004-3A,
                   (Daily Kindergarten University),
                   VRDN, 1.78%, 3/1/05 (LOC:
                   Citibank N.A.)                                     3,850,000
--------------------------------------------------------------------------------
       13,255,000  California Housing Finance
                   Agency Rev., Series 2001 F,
                   (Multifamily Housing III), VRDN,
                   1.89%, 3/2/05 (SBBPA: FNMA)                       13,255,000
--------------------------------------------------------------------------------
       10,000,000  California Housing Finance
                   Agency Rev., Series 2002 B,
                   (Multifamily Housing III), VRDN,
                   1.94%, 3/3/05 (SBBPA: FNMA)                       10,000,000
--------------------------------------------------------------------------------
        7,000,000  California Infrastructure &
                   Economic Development Bank
                   Rev., (Salvation Army Western
                   Territory), 2.10%, 8/9/05
                   (LOC: Bank of America N.A.)                        7,000,000
--------------------------------------------------------------------------------
        4,000,000  California Infrastructure &
                   Economic Development Bank
                   Rev., (Academy of Motion
                   Picture Arts and Sciences
                   Obligated Group), VRDN,
                   1.92%, 3/3/05 (AMBAC)
                   (LOC: JPMorgan Chase Bank)                         4,000,000
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 4,600,000  California Infrastructure &
                   Economic Development Bank
                   Rev., (Humane Society), VRDN,
                   1.90%, 3/3/05 (LOC: Comerica
                   Bank)                                           $  4,600,000
--------------------------------------------------------------------------------
        2,830,000  California Infrastructure &
                   Economic Development Bank
                   Rev., (Rural Community
                   Assistance), VRDN, 1.90%,
                   3/3/05 (LOC: Bank of the
                   West)                                              2,830,000
--------------------------------------------------------------------------------
        4,000,000  California Infrastructure &
                   Economic Development Bank
                   Rev., Series 2003 A, VRDN,
                   1.87%, 3/2/05 (LOC: Wells
                   Fargo Bank, N.A.)                                  4,000,000
--------------------------------------------------------------------------------
       26,000,000  California Rev., Series 2004 A,
                   3.00%, 6/30/05                                    26,107,697
--------------------------------------------------------------------------------
       15,000,000  California School Cash Reserve
                   Program Auth. Rev., Series
                   2004 A, 3.00%, 7/6/05
                   (AMBAC)                                           15,071,868
--------------------------------------------------------------------------------
        6,000,000  California State University
                   Channel Islands Financing
                   Auth. Rev., (Rental Housing),
                   1.60%, 8/1/05 (LOC: Citibank
                   N.A.)                                              6,000,000
--------------------------------------------------------------------------------
        7,690,000  California Statewide
                   Communities Development
                   Auth. Rev., (The Painted
                   Turtle), VRDN, 1.87%, 3/3/05
                   (LOC: Allied Irish Bank plc)                       7,690,000
--------------------------------------------------------------------------------
       20,000,000  California Statewide
                   Communities Development
                   Auth. Rev., Series 2003 A,
                   VRDN, 1.86%, 3/2/05 (CRP:
                   Kaiser Permanente)                                20,000,000
--------------------------------------------------------------------------------
        9,500,000  California Statewide
                   Communities Development
                   Auth. Rev., Series 2004 M,
                   VRDN, 1.86%, 3/2/05 (CRP:
                   Kaiser Permanente)                                 9,500,000
--------------------------------------------------------------------------------
        7,000,000  California Statewide
                   Communities Development
                   Auth. Rev., Series 2005 A,
                   (Plan Nine Partners), VRDN,
                   1.87%, 3/3/05 (LOC: Union
                   Bank of California N.A.)                           7,000,000
--------------------------------------------------------------------------------
        5,605,000  California Statewide
                   Communities Development
                   Auth. Special Tax Rev., VRDN,
                   1.92%, 3/3/05 (LOC: Merrill
                   Lynch Capital Services, Inc.)
                   (Acquired 8/6/01-3/13/03,
                   Cost $5,605,000)(1)                                5,605,000
--------------------------------------------------------------------------------
        2,500,000  California Statewide Financing
                   Auth. Rev., (PT 1287), VRDN,
                   1.96%, 3/3/05 (LOC: Merrill
                   Lynch Capital Services, Inc.)
                   (Acquired 2/17/05, Cost
                   $2,500,000)(1)                                     2,500,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Tax-Free Money Market - Schedule of Investments

FEBRUARY 28, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 4,300,000  City of Fremont COP, (Building
                   & Equipment Financing),
                   VRDN, 1.88%, 3/3/05 (LOC:
                   KBC Bank N.V.)                                  $  4,300,000
--------------------------------------------------------------------------------
        9,900,000  City of Whittier Rev., (Whittier
                   College), VRDN, 1.97%,
                   3/3/05 (RADIAN) (SBBPA:
                   Bank of New York)                                  9,900,000
--------------------------------------------------------------------------------
        1,075,000  Clovis Unified School District
                   COP, (School Site Acquisition),
                   3.00%, 11/1/05 (XLCA)                              1,082,239
--------------------------------------------------------------------------------
        2,000,000  Davis Special Tax Rev.,
                   (Community Facilities District
                   No. 1999-2), VRDN, 1.86%,
                   3/3/05 (LOC: Wells Fargo
                   Bank, N.A.)                                        2,000,000
--------------------------------------------------------------------------------
        4,000,000  Diamond Bar Public Financing
                   Auth. Lease Rev., Series
                   2002 A, (Community/Senior
                   Center), VRDN, 1.95%, 3/2/05
                   (LOC: Union Bank of California)                    4,000,000
--------------------------------------------------------------------------------
        3,600,000  East Bay Municipal Wastewater
                   Rev., 1.85%, 3/11/05 (SBBPA:
                   Westdeutsche Landesbank AG)                        3,600,000
--------------------------------------------------------------------------------
        2,985,000  El Monte COP, Series 2003 A,
                   (Community Improvement),
                   VRDN, 1.87%, 3/3/05 (LOC:
                   California State Teacher's
                   Retirement)                                        2,985,000
--------------------------------------------------------------------------------
        6,875,000  Golden State Tobacco
                   Securitization Corp. Settlement
                   Rev., (PA 1206), VRDN, 1.96%,
                   3/3/05 (LOC: Merrill Lynch
                   Capital Services, Inc.)                            6,875,000
--------------------------------------------------------------------------------
        6,745,000  Golden State Tobacco
                   Securitization Corp. Settlement
                   Rev., (PA 1214), VRDN, 1.96%,
                   3/3/05 (LOC: Merrill Lynch
                   Capital Services, Inc.)
                   (Acquired 10/24/03-10/29/03,
                   Cost $6,745,000)(1)                                6,745,000
--------------------------------------------------------------------------------
        3,530,000  Golden State Tobacco
                   Securitization Corp. Settlement
                   Rev., (PA 1236), VRDN, 1.96%,
                   3/3/05 (LOC: Merrill Lynch
                   Capital Services, Inc.)
                   (Acquired 1/15/04, Cost
                   $3,530,000)(1)                                     3,530,000
--------------------------------------------------------------------------------
        2,735,000  Golden State Tobacco
                   Securitization Corp. Settlement
                   Rev., (PA 1237), VRDN, 1.96%,
                   3/3/05 (LOC: Merrill Lynch
                   Capital Services, Inc.)                            2,735,000
--------------------------------------------------------------------------------
        5,500,000  Golden State Tobacco
                   Securitization Corp. Settlement
                   Rev., (PA 1240), VRDN, 1.96%,
                   3/3/05 (LOC: Merrill Lynch
                   Capital Services, Inc.)
                   (Acquired 2/12/04, Cost
                   $5,500,000)(1)                                     5,500,000
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,740,000  Golden State Tobacco
                   Securitization Corp. Settlement
                   Rev., (PT 2338), VRDN, 1.96%,
                   3/3/05 (LOC: Merrill Lynch
                   Capital Services, Inc.)
                   (Acquired 8/20/04, Cost
                   $1,740,000)(1)                                  $  1,740,000
--------------------------------------------------------------------------------
       23,800,000  Inland Valley Development
                   Agency Tax Allocation Rev.,
                   VRDN, 1.97%, 3/2/05 (LOC:
                   California State Teacher's
                   Retirement)                                       23,800,000
--------------------------------------------------------------------------------
       23,488,600  Koch Certificates Trust Rev.,
                   Series 1999-2, VRDN, 1.91%,
                   3/3/05 (AMBAC) (MBIA)
                   (SBBPA: State Street Bank &
                   Trust Co.) (Acquired 2/11/00-
                   12/2/04, Cost $23,488,600)(1)                     23,488,600
--------------------------------------------------------------------------------
        3,100,000  Los Angeles Community
                   Redevelopment Agency Rev.,
                   (Skyline at Southpark), VRDN,
                   1.89%, 3/2/05 (LOC:
                   Westdeutsche Landesbank AG)                        3,100,000
--------------------------------------------------------------------------------
        2,500,000  Los Angeles Convention &
                   Exhibit Center Auth. Rev.,
                   Series 2003 E, VRDN, 1.85%,
                   3/2/05 (AMBAC) (SBBPA:
                   Dexia Credit Local)                                2,500,000
--------------------------------------------------------------------------------
        5,060,000  Los Angeles County Sanitation
                   Districts Financing Auth. Rev.,
                   Series 2003 A, (Capital),
                   4.00%, 10/1/05 (FSA)                               5,123,413
--------------------------------------------------------------------------------
        4,955,000  Los Angeles GO, (PT 1476),
                   VRDN, 1.88%, 3/3/05 (MBIA)
                   (SBBPA: Merrill Lynch Capital
                   Services, Inc.)                                    4,955,000
--------------------------------------------------------------------------------
        5,400,000  Orange County Local
                   Transportation Rev., 1.85%,
                   3/9/05 (LOC: Dexia Credit
                   Local)                                             5,400,000
--------------------------------------------------------------------------------
        4,850,000  Peninsula Corridor Joint
                   Powers Board Grant
                   Anticipation Notes Rev., Series
                   2004 B, 2.39%, 10/14/05                            4,865,092
--------------------------------------------------------------------------------
        2,300,000  Redwood City COP, (City Hall),
                   VRDN, 1.87%, 3/3/05 (LOC:
                   KBC Bank N.V.)                                     2,300,000
--------------------------------------------------------------------------------
        1,720,000  Riverside County Community
                   Facilities District Special Tax
                   Rev., (No. 89-1), VRDN, 1.87%,
                   3/3/05 (LOC: KBC Bank N.V.)                        1,720,000
--------------------------------------------------------------------------------
       18,050,000  San Bernardino County
                   Multifamily Housing Auth. Rev.,
                   Series 1990 A, (Highland Hills),
                   1.625%, 5/1/05 (GIC: FHLB)
                   (Acquired 4/23/04, Cost
                   $18,098,735)(1)                                   18,058,189
--------------------------------------------------------------------------------
        4,330,000  San Bernardino County
                   Multifamily Housing Auth. Rev.,
                   Series 1993 A, (Rialto
                   Heritage), VRDN, 1.92%,
                   3/3/05 (LOC: FHLB)                                 4,330,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Tax-Free Money Market - Schedule of Investments

FEBRUARY 28, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,985,000  San Bernardino County Rev.,
                   (Gold West Phase 2), VRDN,
                   1.85%, 3/3/05 (LOC: FHLB)                       $  1,985,000
--------------------------------------------------------------------------------
       10,000,000  San Diego County & School
                   District Tax & Rev. Anticipation
                   Notes, Series 2004 A, 3.25%,
                   7/25/05                                           10,065,501
--------------------------------------------------------------------------------
        7,560,000  San Francisco City & County
                   Redevelopment Agency
                   Community Facilities District
                   No. 4 Rev., VRDN, 1.87%,
                   3/3/05 (LOC: Bank of
                   America N.A.)                                      7,560,000
--------------------------------------------------------------------------------
        3,600,000  San Francisco City & County
                   Redevelopment Agency Rev.,
                   (South Harbor), VRDN, 1.89%,
                   3/3/05 (LOC: Dexia Credit
                   Local)                                             3,600,000
--------------------------------------------------------------------------------
        7,000,000  San Joaquin Transportation
                   Auth. Rev., 1.82%, 3/1/05
                   (LOC: Westdeutsche
                   Landesbank AG)                                     7,000,000
--------------------------------------------------------------------------------
        7,000,000  San Joaquin Transportation
                   Auth. Rev., 1.82%, 3/10/05
                   (LOC: Westdeutsche
                   Landesbank AG)                                     7,000,000
--------------------------------------------------------------------------------
        4,700,000  San Jose Multifamily Housing
                   Rev., (Foxchase), VRDN, 1.88%,
                   3/3/05 (LOC: FNMA)                                 4,700,000
--------------------------------------------------------------------------------
        2,660,000  San Jose Multifamily Housing
                   Rev., (Timberwood), VRDN,
                   1.89%, 3/2/05 (LOC: Wells
                   Fargo & Company)                                   2,660,000
--------------------------------------------------------------------------------
       13,920,000  San Jose Redevelopment
                   Agency Rev., Series 1996 B,
                   (Merged Area Redevelopment),
                   VRDN, 1.87%, 3/2/05 (LOC:
                   JPMorgan Chase Bank)                              13,920,000
--------------------------------------------------------------------------------
       19,255,000  San Mateo County Housing
                   Auth. Rev., (PT 704), VRDN,
                   1.94%, 3/3/05 (LOC: Federal
                   Home Loan Mortgage Corp.)                         19,255,000
--------------------------------------------------------------------------------
       15,000,000  Santa Clara County-El Camino
                   District Hospital Facilities Auth.
                   ACES(SM) Lease Rev., Series
                   1985 A, (Valley Medical Center),
                   VRDN, 1.93%, 3/1/05 (LOC:
                   State Street Bank & Trust Co.)                    15,000,000
--------------------------------------------------------------------------------
        6,750,000  Temecula Public Financing
                   Auth. Special Tax Rev., Series
                   2002 A, (Harveston), VRDN,
                   1.87%, 3/3/05 (LOC: Bank of
                   America N.A.)                                      6,750,000
--------------------------------------------------------------------------------
        1,300,000  Triunfo Sanitation District Rev.,
                   VRDN, 1.94%, 3/2/05 (LOC:
                   BNP Paribas)                                       1,300,000
--------------------------------------------------------------------------------
        5,765,000  Vallejo COP, VRDN, 1.90%,
                   3/3/05 (LOC: California State
                   Teacher's Retirement)                              5,765,000
--------------------------------------------------------------------------------
        1,115,000  Vallejo COP, VRDN, 1.97%,
                   3/3/05 (LOC: KBC Bank N.V.)                        1,115,000
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 5,500,000  West Covina Redevelopment
                   Agency Lease Rev., (Lakes
                   Public Parking), VRDN, 2.02%,
                   3/2/05 (LOC: Allied Irish
                   Bank plc)                                       $  5,500,000
--------------------------------------------------------------------------------
        3,400,000  Westminster COP, Series
                   1998 A, (Civic Center), VRDN,
                   1.87%, 3/3/05 (AMBAC)
                   (SBBPA: Wachovia Bank N.A.)                        3,400,000
--------------------------------------------------------------------------------
        1,600,000  Westminster Redevelopment
                   Agency Tax Allocation Rev.,
                   (Commercial Project No. 1),
                   VRDN, 1.87%, 3/3/05 (AMBAC)
                   (SBBPA: Landesbank
                   Hessen-Thuringen Girozentrale)                     1,600,000
--------------------------------------------------------------------------------
        2,500,000  Westminster School District
                   COP, Series 2004 A, VRDN,
                   1.84%, 3/3/05 (LOC: Union
                   Bank of California N.A.)                           2,500,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 99.5%                                                 584,385,255
--------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES -- 0.5%                                                   2,649,253
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $587,034,508
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

ACES(SM) = Adjustable Convertible Extendable Securities

Ambac = Ambac Assurance Corporation

COP = Certificates of Participation

CRP = Corporate Guarantee

FHLB = Federal Home Loan Bank

FNMA = Federal National Mortgage Association

FSA = Financial Security Assurance, Inc.

GIC = Guaranteed Investment Contract

GO = General Obligation

LIQ FAC = Liquidity Facilities

LOC = Letter of Credit

MBIA = MBIA Insurance Corporation

RADIAN = Radian Asset Assurance, Inc.

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective February 28, 2005.

XLCA = XL Capital Ltd.

(1) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at February 28, 2005, was
    $91,456,442, which represented 15.6% of total net assets. Restricted securities considered illiquid represent 3.1% of total net assets.

See Notes to Financial Statements.

------

California Limited-Term Tax-Free - Performance

TOTAL RETURNS AS OF FEBRUARY 28, 2005
                                     --------------------------------
                                          AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                              SINCE    INCEPTION
                         1 YEAR      5 YEARS    10 YEARS    INCEPTION     DATE
--------------------------------------------------------------------------------
CALIFORNIA LIMITED-
TERM TAX-FREE            -0.06%       4.17%       4.30%      4.28%       6/1/92
--------------------------------------------------------------------------------
LEHMAN BROTHERS
3-YEAR MUNICIPAL
BOND INDEX                0.15%       4.59%       4.73%      4.76%(1)      --
--------------------------------------------------------------------------------
LIPPER CALIFORNIA
SHORT-INTERMEDIATE
MUNICIPAL DEBT FUNDS
AVERAGE RETURNS           1.52%       4.13%       4.15%      4.36%(2)      --
--------------------------------------------------------------------------------
Fund's Lipper Ranking
as of 2/28/05(3)        14 of 17     8 of 11     3 of 7     2 of 2(2)      --
--------------------------------------------------------------------------------
Fund's Lipper Ranking
as of 3/31/05(3)        14 of 17     7 of 11     4 of 7     2 of 2(2)      --
--------------------------------------------------------------------------------

(1) Since 5/31/92, the date nearest the fund's inception for which data are available.

(2) Since 6/4/92, the date nearest the fund's inception for which data are available.

(3) Lipper rankings are based on average annual total returns for the fund in a given category for the periods indicated.

© 2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

Lipper Fund Performance - Performance data is total return, and is preliminary and subject to revision.

Lipper Rankings - Rankings are based only on the universe shown. This listing might not represent the complete universe of funds tracked by Lipper Inc.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

                                                                    (continued)

------

California Limited-Term Tax-Free - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made February 28, 1995

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended February 28 (except as noted)
-----------------------------------------------------------------------------------------------
                  1996*   1997    1998    1999    2000*   2001    2002    2003    2004*   2005
-----------------------------------------------------------------------------------------------
California
Limited-Term
Tax-Free          6.82%   3.90%   5.40%   4.86%   1.20%   7.61%   5.43%   4.96%   3.08%  -0.06%
-----------------------------------------------------------------------------------------------
Lehman Brothers
3-Year Municipal
Bond Index        7.71%   4.56%   5.42%   5.36%   1.44%   7.73%   6.72%   5.60%   2.92%   0.15%
-----------------------------------------------------------------------------------------------
*Period ended February 29.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------

California Limited-Term Tax-Free - Portfolio Commentary

PORTFOLIO MANAGER: ROBERT MILLER

RETURN SUMMARY & PERSPECTIVE

California Limited-Term Tax-Free (Cal Limited-Term) returned 0.28% for the six months ended February 28, 2005, as yields on short-term bonds rose sharply amid a series of interest rate increases. By comparison, the 17 funds in Lipper's
California Short-Intermediate Municipal Debt Funds category averaged a total return of 1.16%. (See pages 8 and 9 for more performance information.)

We discuss Cal Limited-Term's results and the strategies employed to produce them in the Portfolio Positioning & Strategy section on page 11.

YIELD SUMMARY & PERSPECTIVE

Cal Limited-Term's 30-day SEC yield rose from 1.92% to 2.36% by the end of
February, reflecting the rising-rate backdrop as well as our efforts to boost the portfolio's yield.

That increase translated into higher tax-equivalent yields, too. For example,
Cal Limited-Term's 30-day SEC yield as of February 28, 2005, equated to a 4.00%
taxable yield for investors in the combined 41.05% federal and California income tax bracket (see the yields table at top right), up 74 basis points (0.74%) from six months ago.

ECONOMIC & MARKET PERSPECTIVE

The six-month reporting period featured moderate U.S. economic growth, mild
"core" consumer price inflation reports (based on CPI without food and energy prices), rising short-term interest rates, and escalating oil prices. Economic growth (measured by real annualized growth in gross domestic product, GDP) was
4.0% and 3.8% in the third and fourth quarters of 2004, respectively, and first-quarter 2005 GDP was projected to be around 4.5%.

Despite a 23% increase in the price of crude oil (to over $50 a barrel) during the six months, core CPI reports released during the period (measuring 12-month percentage changes) remained relatively tame, between 1.7% and 2.3%. To slow the economy and keep inflation in check, the Federal Reserve (the Fed) raised its overnight interest rate target by a full percentage point during the period, hiking the rate in four quarter-point increments from 1.5% to 2.5%.

The bond market's faith in the Fed, combined with investors' attempts to "reach for yield," helped longer-maturity bonds outperform their shorter-maturity counterparts for the reporting period.

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           2/28/05               8/31/04
--------------------------------------------------------------------------------
Weighted Average
Maturity                                   3.9 yrs               4.1 yrs
--------------------------------------------------------------------------------
Average Duration
(Modified)                                 2.7 yrs               2.9 yrs
--------------------------------------------------------------------------------

YIELDS AS OF FEBRUARY 28, 2005
--------------------------------------------------------------------------------
  30-DAY SEC YIELD
--------------------------------------------------------------------------------
                                                       2.36%
--------------------------------------------------------------------------------
  30-DAY TAX-EQUIVALENT YIELDS*
--------------------------------------------------------------------------------
31.98% Tax Bracket                                     3.47%
--------------------------------------------------------------------------------
34.70% Tax Bracket                                     3.61%
--------------------------------------------------------------------------------
39.23% Tax Bracket                                     3.88%
--------------------------------------------------------------------------------
41.05% Tax Bracket                                     4.00%
--------------------------------------------------------------------------------
*The tax brackets indicated are for combined state and federal income tax.
 Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

                                                                    (continued)

------

California Limited-Term Tax-Free - Portfolio Commentary

Unlike shorter-maturity notes that suffered price declines as their yields rose with the Fed's rate hikes, longer-maturity bond prices enjoyed price gains as bond yields fell.

Credit quality also affected performance--as investors reached for yield, lower-quality, higher-yielding bonds tended to outperform investment-grade debt.
That yearning for yield also helped California municipal portfolios generally outperform their national counterparts--investors were drawn by the yield premium that still lingered from the state's earlier financial crisis.

PORTFOLIO POSITIONING & STRATEGY

With preservation of shareholders' capital in mind, we conservatively reduced
Cal Limited-Term's duration--a widely used measure of interest rate sensitivity--from 2.9 years to 2.7 years by the end of February. We chose that strategy based on expectations for interest rates and bond yields to trend higher in light of the previously described economic and market backdrop.

Overall, those events played out mostly as we anticipated. But Cal
Limited-Term's conservative positioning tempered its returns during unexpected bond rallies, such as the ones during September and January. Those two months alone accounted for a significant portion of the fund's peer-compared underperformance.

Lastly, we increased Cal Limited-Term's yield--and, correspondingly, shareholders' income--by adding bonds rated triple-B. Although still investment grade, triple-B bonds traditionally offer higher yields than their triple-A, double-A, and single-A counterparts. And a higher yield can potentially help to cushion the impact of rising interest rates on a portfolio's performance while concurrently offering investors a chance at larger dividends.

OUR COMMITMENT

We remain committed to seeking safety of principal and high current income by investing at least 80% of the fund's assets in debt securities with interest payments exempt from federal and California income taxes. While doing so, we'll attempt to keep the fund's weighted average maturity between one and five years

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           2/28/05               8/31/04
--------------------------------------------------------------------------------
AAA                                          66%                   62%
--------------------------------------------------------------------------------
AA                                            3%                    6%
--------------------------------------------------------------------------------
A                                            15%                   24%
--------------------------------------------------------------------------------
BBB                                          14%                    8%
--------------------------------------------------------------------------------
Not Rated                                     2%                   --
--------------------------------------------------------------------------------
Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

TOP FIVE SECTORS AS OF FEBRUARY 28, 2005
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
--------------------------------------------------------------------------------
General Obligation                                                 25%
--------------------------------------------------------------------------------
Certificate of Participation/Leases                                21%
--------------------------------------------------------------------------------
Hospital Revenue                                                   10%
--------------------------------------------------------------------------------
Electric Revenue                                                    9%
--------------------------------------------------------------------------------
Sales Tax Revenue                                                   7%
--------------------------------------------------------------------------------

------

California Limited-Term Tax-Free - Schedule of Investments

FEBRUARY 28, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 99.4%

CALIFORNIA -- 85.7%
--------------------------------------------------------------------------------
       $1,000,000  Alameda Unified School District
                   GO, 5.50%, 7/1/05 (FSA)(1)                      $  1,011,600
--------------------------------------------------------------------------------
        2,595,000  Alameda Unified School District
                   GO, 5.50%, 7/1/07 (FSA)(1)                         2,773,666
--------------------------------------------------------------------------------
        2,740,000  Alameda Unified School District
                   GO, 5.50%, 7/1/08 (FSA)(1)                         2,990,354
--------------------------------------------------------------------------------
          890,000  Alameda Unified School District
                   GO, 5.50%, 7/1/09 (FSA)(1)                           987,366
--------------------------------------------------------------------------------
        1,545,000  Alameda Unified School District
                   GO, 5.50%, 7/1/10 (FSA)(1)                         1,732,239
--------------------------------------------------------------------------------
        1,520,000  Association of Bay Area
                   Governments Finance Auth. for
                   Nonprofit Corporations Rev.,
                   Series 2003 A, (Odd Fellows
                   Home), 4.00%, 11/15/07
                   (California Mortgage Insurance)(1)                 1,560,082
--------------------------------------------------------------------------------
        2,000,000  California Department of Water
                   Resources Power Supply Rev.,
                   Series 2002 A, 3.00%, 5/1/06
                   (MBIA)(1)                                          2,014,980
--------------------------------------------------------------------------------
        3,000,000  California Department of Water
                   Resources Power Supply Rev.,
                   Series 2002 A, 5.50%, 5/1/08                       3,231,510
--------------------------------------------------------------------------------
        1,250,000  California Economic Recovery
                   Rev., Series 2004 A, 5.00%,
                   7/1/10 (MBIA)                                      1,368,938
--------------------------------------------------------------------------------
          465,000  California Educational Facilities
                   Auth. Rev., Series 1997 B,
                   (Pooled College & University
                   Projects), 5.75%, 4/1/05(2)                          466,544
--------------------------------------------------------------------------------
        4,275,000  California GO, 6.50%, 2/1/08
                   (AMBAC)(1)                                         4,727,680
--------------------------------------------------------------------------------
        3,500,000  California GO, 9.00%, 4/1/08(1)                    4,119,465
--------------------------------------------------------------------------------
        2,500,000  California GO, 4.50%, 10/1/08
                   (FSA)(1)                                           2,650,800
--------------------------------------------------------------------------------
        2,500,000  California GO, 5.00%, 12/1/09
                   (AMBAC)(1)                                         2,730,725
--------------------------------------------------------------------------------
        3,000,000  California GO, 5.00%, 3/1/10
                   (XLCA)(1)                                          3,258,030
--------------------------------------------------------------------------------
        1,000,000  California GO, 5.50%, 3/1/11
                   (XLCA)(1)                                          1,118,150
--------------------------------------------------------------------------------
          600,000  California Infrastructure &
                   Economic Development Bank
                   Rev., Series 2005 A, (Scripps
                   Research Institute), 5.00%,
                   7/1/13                                               658,452
--------------------------------------------------------------------------------
          200,000  California Infrastructure &
                   Economic Development Bank
                   Rev., Series 2005 A, (Scripps
                   Research Institute), 5.00%,
                   7/1/15                                               219,190
--------------------------------------------------------------------------------
        1,000,000  California Infrastructure &
                   Economic Development Bank
                   Rev., Series 2005 A, (Scripps
                   Research Institute), 5.00%,
                   7/1/16                                             1,089,720
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $  725,000  California Mobilehome Park
                   Financing Auth. Rev., Series
                   2000 A, (Union City Tropics),
                   4.80%, 8/15/06 (ACA)                            $    734,592
--------------------------------------------------------------------------------
          500,000  California Public Works Board
                   Lease Rev., Series 1993 A,
                   (Various University of California
                   Projects), 5.50%, 6/1/10                             549,915
--------------------------------------------------------------------------------
        6,190,000  California Public Works Board
                   Lease Rev., Series 2004 A,
                   (Department of Mental
                   Health - Coalinga), 5.00%,
                   6/1/06                                             6,375,699
--------------------------------------------------------------------------------
        1,125,000  California State University
                   Fresno Association Inc. Rev.,
                   (Auxiliary Organization Event
                   Center), 5.00%, 7/1/05                             1,135,215
--------------------------------------------------------------------------------
        1,000,000  California State University
                   Fresno Association Inc. Rev.,
                   (Auxiliary Organization Event
                   Center), 5.00%, 7/1/06                             1,029,740
--------------------------------------------------------------------------------
        1,000,000  California State University
                   Fresno Association Inc. Rev.,
                   (Auxiliary Organization Event
                   Center), 5.00%, 7/1/12                             1,052,300
--------------------------------------------------------------------------------
        1,000,000  California Statewide
                   Communities Development
                   Auth. Rev., Series 2005 G,
                   (Daughters of Charity Health),
                   5.25%, 7/1/13(3)                                   1,088,230
--------------------------------------------------------------------------------
        1,130,000  Carson Redevelopment Agency
                   Residential Mortgage COP,
                   (Area No. 1), 5.50%, 10/1/11
                   (MBIA)                                             1,277,589
--------------------------------------------------------------------------------
          895,000  Central California Joint Powers
                   Health Financing Auth. COP,
                   (Community Hospitals),
                   5.00%, 2/1/07                                        919,604
--------------------------------------------------------------------------------
          895,000  Central California Joint Powers
                   Health Financing Auth. COP,
                   (Community Hospitals),
                   5.125%, 2/1/08                                       930,174
--------------------------------------------------------------------------------
        1,245,000  Central California Joint Powers
                   Health Financing Auth. COP,
                   (Community Hospitals),
                   5.125%, 2/1/09                                     1,301,262
--------------------------------------------------------------------------------
          675,000  Central California Joint Powers
                   Health Financing Auth. COP,
                   (Community Hospitals),
                   5.25%, 2/1/10                                        710,107
--------------------------------------------------------------------------------
          860,000  Central California Joint Powers
                   Health Financing Auth. COP,
                   (Community Hospitals),
                   5.25%, 2/1/11                                        909,218
--------------------------------------------------------------------------------
        1,270,000  Central California Joint Powers
                   Health Financing Auth. COP,
                   (Community Hospitals),
                   5.25%, 2/1/13                                      1,270,914
--------------------------------------------------------------------------------
        1,070,000  Chaffey Community College
                   District GO, Series 2002 A,
                   4.25%, 7/1/11 (FSA)                                1,134,928
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Limited-Term Tax-Free - Schedule of Investments

FEBRUARY 28, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $2,415,000  Chaffey Union High School
                   District GO, 5.00%, 8/1/15
                   (FGIC)                                          $  2,671,884
--------------------------------------------------------------------------------
          310,000  Coachella Valley Improvement
                   Bond Act 1915 Recreation &
                   Park District Special Tax Rev.,
                   (District 1), 4.875%, 9/2/07
                   (MBIA)                                               327,586
--------------------------------------------------------------------------------
        5,990,000  East Bay-Delta Housing &
                   Finance Agency Rev., Series
                   2001 A, (Pass Thru Lease
                   Purchase Program), 4.25%,
                   6/1/05 (MBIA)(1)                                   6,018,631
--------------------------------------------------------------------------------
        1,190,000  Imperial Irrigation District COP,
                   (Water Systems), 5.50%,
                   7/1/09 (AMBAC)                                     1,316,081
--------------------------------------------------------------------------------
        1,755,000  Industry Urban Development
                   Agency Rev., 4.50%, 5/1/11
                   (MBIA)                                             1,809,001
--------------------------------------------------------------------------------
          105,000  Lancaster Financing Auth. Rev.,
                   (Projects No. 5 & 6), 2.40%,
                   2/1/06                                               104,735
--------------------------------------------------------------------------------
          105,000  Lancaster Financing Auth. Rev.,
                   (Projects No. 5 & 6), 3.00%,
                   2/1/08                                               104,419
--------------------------------------------------------------------------------
          110,000  Lancaster Financing Auth. Rev.,
                   (Projects No. 5 & 6), 3.80%,
                   2/1/10                                               109,558
--------------------------------------------------------------------------------
          120,000  Lancaster Financing Auth. Rev.,
                   (Projects No. 5 & 6), 4.00%,
                   2/1/11                                               119,784
--------------------------------------------------------------------------------
          125,000  Lancaster Financing Auth. Rev.,
                   (Projects No. 5 & 6), 4.30%,
                   2/1/13                                               124,830
--------------------------------------------------------------------------------
          750,000  Long Beach Bond Finance Auth.
                   GO, Series 2002 A, (North Long
                   Beach Redevelopment), 5.00%,
                   8/1/10 (AMBAC)                                       820,830
--------------------------------------------------------------------------------
        2,315,000  Long Beach Bond Finance Auth.
                   GO, Series 2002 A, (North Long
                   Beach Redevelopment), 5.00%,
                   8/1/11 (AMBAC)                                     2,546,315
--------------------------------------------------------------------------------
          500,000  Los Angeles Community
                   Redevelopment Agency Parking
                   System Rev., (Cinerama Dome
                   Public Package Project),
                   4.75%, 7/1/07 (ACA)                                  519,855
--------------------------------------------------------------------------------
          615,000  Los Angeles Community
                   Redevelopment Agency Parking
                   System Rev., (Cinerama Dome
                   Public Package Project),
                   4.875%, 7/1/08 (ACA)                                 647,374
--------------------------------------------------------------------------------
          500,000  Los Angeles County Community
                   Facilities District No. 3 Special
                   Tax Rev., Series 2000 A,
                   (Improvement Area B),
                   4.125%, 9/1/05 (AMBAC)                               505,150
--------------------------------------------------------------------------------
        2,100,000  Los Angeles County
                   Metropolitan Transportation
                   Auth. Sales Tax Rev., Series
                   2001 B, (Proposal A), 5.25%,
                   7/1/11 (FSA)                                       2,345,868
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $1,000,000  Los Angeles County Public
                   Works Financing Auth. Rev.,
                   Series 2005 A, 5.00%,
                   12/1/15 (MBIA)(3)                               $  1,104,820
--------------------------------------------------------------------------------
        1,000,000  Los Angeles County Public
                   Works Financing Auth. Rev.,
                   Series 2005 A, 5.00%,
                   12/1/16 (MBIA)(3)                                  1,099,070
--------------------------------------------------------------------------------
        7,500,000  Los Angeles County Public
                   Works Financing Auth. Rev.,
                   Series 2005 B, 4.00%,
                   12/1/06 (LOC: BNP Paribas)(1)                      7,699,799
--------------------------------------------------------------------------------
        3,130,000  Los Angeles Department of
                   Water & Power Rev., Series
                   2001 AA1, (Power Systems),
                   5.25%, 7/1/10 (MBIA)                               3,471,014
--------------------------------------------------------------------------------
          575,000  Lynwood Public Financing Auth.
                   Rev., (Public Capital
                   Improvement), 4.125%,
                   9/1/12 (AMBAC)                                       601,059
--------------------------------------------------------------------------------
        1,330,000  Oakland Joint Powers
                   Financing Auth. Rev.,
                   (Convention Centers), 5.00%,
                   10/1/06 (AMBAC)                                    1,383,971
--------------------------------------------------------------------------------
        3,000,000  Oakland Joint Powers
                   Financing Auth. Rev.,
                   (Convention Centers), 5.25%,
                   10/1/08 (AMBAC)                                    3,257,430
--------------------------------------------------------------------------------
        1,225,000  Oceanside COP, Series 2003 A,
                   5.00%, 4/1/11 (AMBAC)                              1,341,865
--------------------------------------------------------------------------------
          650,000  Orange County Community
                   Facilities District Special Tax
                   Rev., Series 2005 A, (No. 04-1-
                   Ladera Ranch), 3.50%, 8/15/10                        647,595
--------------------------------------------------------------------------------
          760,000  Orange County Community
                   Facilities District Special Tax
                   Rev., Series 2005 A, (No. 04-1-
                   Ladera Ranch), 3.80%, 8/15/11                        756,930
--------------------------------------------------------------------------------
          825,000  Orange County Community
                   Facilities District Special Tax
                   Rev., Series 2005 A, (No. 04-1-
                   Ladera Ranch), 3.90%, 8/15/12                        820,240
--------------------------------------------------------------------------------
          700,000  Orange County Community
                   Facilities District Special Tax
                   Rev., Series 2005 A, (No. 04-1-
                   Ladera Ranch), 4.10%, 8/15/13                        698,950
--------------------------------------------------------------------------------
        1,135,000  Orange County Community
                   Facilities District Special Tax
                   Rev., Series 2005 A, (No. 04-1-
                   Ladera Ranch), 4.25%, 8/15/14                      1,129,212
--------------------------------------------------------------------------------
        3,500,000  Orange County Recovery COP,
                   Series 1996 A, 6.00%, 7/1/07
                   (MBIA)                                             3,775,555
--------------------------------------------------------------------------------
        1,230,000  Orange County Refunding
                   Recovery Rev., Series 1995 A,
                   6.00%, 6/1/08 (MBIA)                               1,357,551
--------------------------------------------------------------------------------
        2,000,000  Orange County Water District
                   COP, Series 2005 B, 5.00%,
                   8/15/15 (MBIA)                                     2,194,540
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Limited-Term Tax-Free - Schedule of Investments

FEBRUARY 28, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $1,755,000  Paramount Unified School
                   District GO, 4.00%, 9/1/16
                   (FSA)(3)                                        $  1,779,851
--------------------------------------------------------------------------------
          140,000  Placentia COP, (Improvement),
                   3.125%, 7/1/07                                       138,919
--------------------------------------------------------------------------------
          165,000  Placentia COP, (Improvement),
                   3.40%, 7/1/08                                        163,893
--------------------------------------------------------------------------------
          170,000  Placentia COP, (Improvement),
                   3.65%, 7/1/09                                        168,888
--------------------------------------------------------------------------------
          145,000  Placentia COP, (Improvement),
                   3.90%, 7/1/10                                        144,585
--------------------------------------------------------------------------------
        1,800,000  Poway Unified School District
                   Special Tax Rev., (Community
                   Facilities District No. 1),
                   5.00%, 10/1/07 (MBIA)                              1,913,382
--------------------------------------------------------------------------------
          585,000  Rancho Water District
                   Financing Auth. Rev., Series
                   2001 A, 5.00%, 8/1/07 (FSA)                          619,304
--------------------------------------------------------------------------------
        1,575,000  Riverside County Public
                   Financing Auth. Tax Allocation
                   Rev., 5.00%, 10/1/15 (XLCA)                        1,712,466
--------------------------------------------------------------------------------
        1,650,000  Riverside Sewer Rev., 7.00%,
                   8/1/07 (FGIC)                                      1,821,072
--------------------------------------------------------------------------------
        3,800,000  Sacramento County Sanitation
                   District Auth. Rev., Series
                   2000 A, 5.10%, 12/1/09                             4,165,712
--------------------------------------------------------------------------------
        2,585,000  Sacramento Municipal Utility
                   District Electric Rev., Series
                   2002 Q, 5.00%, 8/15/09 (FSA)                       2,816,952
--------------------------------------------------------------------------------
        3,000,000  Sacramento Municipal Utility
                   District Electric Rev., Series
                   2003 S, 5.00%, 11/15/11
                   (MBIA)                                             3,317,670
--------------------------------------------------------------------------------
        2,000,000  San Bernardino County
                   Transportation Auth. Rev.,
                   Series 2001 A, 5.00%, 3/1/05
                   (AMBAC)                                            2,000,500
--------------------------------------------------------------------------------
        1,115,000  San Buenaventura COP, Series
                   2002 B, 3.50%, 1/1/06
                   (AMBAC)                                            1,126,485
--------------------------------------------------------------------------------
        6,200,000  San Juan California Unified
                   School District GO, 3.00%,
                   11/18/05                                           6,234,037
--------------------------------------------------------------------------------
        2,000,000  Santa Clara County Financing
                   Auth. Lease Rev., Series
                   2000 B, (Multiple Facilities),
                   5.50%, 5/15/07 (AMBAC)                             2,128,360
--------------------------------------------------------------------------------
        5,000,000  Santa Clara County Financing
                   Auth. Rev., (Measure B
                   Transportation Improvement
                   Program), 4.00%, 8/1/06                            5,086,099
--------------------------------------------------------------------------------
        5,000,000  Sonoma California State
                   University Academic
                   Foundation Inc. Rev., (Green
                   Music Concert Hall), 3.00%,
                   3/1/09(3)                                          5,021,800
--------------------------------------------------------------------------------
        1,250,000  South Orange County Public
                   Financing Auth. Special Tax
                   Rev., Series 1994 C, (Foothill
                   Area), 7.50%, 8/15/07 (FGIC)                       1,394,138
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $2,000,000  South Orange County Public
                   Financing Auth. Special Tax
                   Rev., Series 2003 A, (Senior
                   Lien), 5.00%, 9/1/12 (MBIA)                     $  2,198,660
--------------------------------------------------------------------------------
        1,240,000  Stockton Health Facilities Rev.,
                   Series 1997 A, (Dameron
                   Hospital Association), 5.00%,
                   12/1/05                                            1,256,926
--------------------------------------------------------------------------------
        1,165,000  Stockton Health Facilities Rev.,
                   Series 1997 A, (Dameron
                   Hospital Association), 5.20%,
                   12/1/07                                            1,222,621
--------------------------------------------------------------------------------
        1,385,000  Truckee-Donner Public Utility
                   District COP, Series 2003 A,
                   3.50%, 1/1/06 (ACA)                                1,395,277
--------------------------------------------------------------------------------
          705,000  Turlock COP, (Emanuel Medical
                   Center Inc.), 3.50%, 10/15/06                        707,136
--------------------------------------------------------------------------------
          730,000  Turlock COP, (Emanuel Medical
                   Center Inc.), 3.75%, 10/15/07                        736,833
--------------------------------------------------------------------------------
          755,000  Turlock COP, (Emanuel Medical
                   Center Inc.), 4.00%, 10/15/08                        765,887
--------------------------------------------------------------------------------
          785,000  Turlock COP, (Emanuel Medical
                   Center Inc.), 4.25%, 10/15/09                        800,574
--------------------------------------------------------------------------------
          820,000  Turlock COP, (Emanuel Medical
                   Center Inc.), 4.50%, 10/15/10                        841,869
--------------------------------------------------------------------------------
          895,000  Turlock COP, (Emanuel Medical
                   Center Inc.), 5.00%, 10/15/12                        941,764
--------------------------------------------------------------------------------
          985,000  Turlock COP, (Emanuel Medical
                   Center Inc.), 5.00%, 10/15/14                      1,021,770
--------------------------------------------------------------------------------
        2,175,000  Turlock Irrigation District Rev.,
                   Series 2003 A, 5.00%, 1/1/13
                   (MBIA)                                             2,393,022
--------------------------------------------------------------------------------
        1,325,000  Upland COP, (San Antonio
                   Community Hospital), 5.75%,
                   1/1/07                                             1,375,138
--------------------------------------------------------------------------------
        1,630,000  Vista Unified School District
                   GO, 4.00%, 8/1/15 (FSA)                            1,664,996
--------------------------------------------------------------------------------
        1,270,000  Westlands Water District COP,
                   Series 2005 A, 4.50%, 9/1/14
                   (MBIA)                                             1,349,972
--------------------------------------------------------------------------------
        1,240,000  Westlands Water District COP,
                   Series 2005 A, 4.50%, 9/1/15
                   (MBIA)                                             1,309,800
--------------------------------------------------------------------------------
        1,375,000  Woodland Finance Auth. Lease
                   Rev., 3.00%, 3/1/07 (XLCA)                         1,387,980
--------------------------------------------------------------------------------
                                                                    173,684,818
--------------------------------------------------------------------------------
GUAM -- 2.7%
--------------------------------------------------------------------------------
        5,000,000  Guam Government Limited
                   Obligation Rev., Series 2001 A,
                   5.00%, 12/1/09 (FSA)                               5,435,950
--------------------------------------------------------------------------------
NORTHERN MARIANA ISLANDS -- 2.0%
--------------------------------------------------------------------------------
        1,425,000  Northern Mariana Islands
                   Commonwealth GO, Series
                   2000 A, 5.00%, 6/1/06 (ACA)                        1,458,644
--------------------------------------------------------------------------------
        1,075,000  Northern Mariana Islands
                   Commonwealth GO, Series
                   2000 A, 5.50%, 6/1/07 (ACA)                        1,125,170
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Limited-Term Tax-Free - Schedule of Investments

FEBRUARY 28, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $1,430,000  Northern Mariana Islands
                   Commonwealth GO, Series
                   2000 A, 5.75%, 6/1/10 (ACA)                     $  1,556,212
--------------------------------------------------------------------------------
                                                                      4,140,026
--------------------------------------------------------------------------------
PUERTO RICO -- 4.7%
--------------------------------------------------------------------------------
        1,500,000  Childrens Trust Fund Tobacco
                   Settlement Rev., 5.00%,
                   7/1/08(2)                                          1,604,775
--------------------------------------------------------------------------------
        2,000,000  Puerto Rico Commonwealth
                   GO, 5.00%, 7/1/05 (FGIC)                           2,019,320
--------------------------------------------------------------------------------
        1,260,000  Puerto Rico Commonwealth
                   GO, Series 2003 A, 4.00%,
                   7/1/06                                             1,282,743
--------------------------------------------------------------------------------
        1,500,000  Puerto Rico Electric Power
                   Auth. Rev., Series 1999 FF,
                   5.25%, 7/1/09 (MBIA)                               1,640,520
--------------------------------------------------------------------------------
        1,315,000  Puerto Rico Municipal Finance
                   Agency Rev., Series 2002 A,
                   4.50%, 8/1/10 (FSA)                                1,407,471
--------------------------------------------------------------------------------
        1,500,000  Puerto Rico Public Buildings
                   Auth. Rev., Series 2002 C,
                   (Government Facilities),
                   5.50%, 7/1/10                                      1,656,465
--------------------------------------------------------------------------------
                                                                      9,611,294
--------------------------------------------------------------------------------
U.S. VIRGIN ISLANDS -- 4.3%
--------------------------------------------------------------------------------
          525,000  Virgin Islands Public Finance
                   Auth. Rev., 5.00%, 10/1/07                           549,308
--------------------------------------------------------------------------------
        1,000,000  Virgin Islands Public Finance
                   Auth. Rev., 5.00%, 10/1/09                         1,062,000
--------------------------------------------------------------------------------
          500,000  Virgin Islands Public Finance
                   Auth. Rev., 5.00%, 10/1/14                           537,630
--------------------------------------------------------------------------------
          500,000  Virgin Islands Public Finance
                   Auth. Rev., 5.25%, 10/1/14                           542,930
--------------------------------------------------------------------------------
          170,000  Virgin Islands Public Finance
                   Auth. Rev., 5.25%, 10/1/15                           185,088
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $1,275,000  Virgin Islands Public Finance
                   Auth. Rev., (Gross Receipts
                   Taxes), 4.00%, 10/1/05                          $  1,285,391
--------------------------------------------------------------------------------
        2,890,000  Virgin Islands Public Finance
                   Auth. Rev., (Gross Receipts
                   Taxes), 4.00%, 10/1/06                             2,937,222
--------------------------------------------------------------------------------
        1,500,000  Virgin Islands Public Finance
                   Auth. Rev., Series 1998 C,
                   (Senior Lien Fund), 5.50%,
                   10/1/07                                            1,587,975
--------------------------------------------------------------------------------
                                                                      8,687,544
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $197,668,965)                                                 201,559,632
--------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES -- 4.6%

CALIFORNIA -- 4.6%
--------------------------------------------------------------------------------
          900,000  California Department of Water
                   Resources Power Supply Rev.,
                   Series 2002 B2, VRDN, 1.78%,
                   3/1/05 (LOC: BNP Paribas)                            900,000
--------------------------------------------------------------------------------
        8,500,000  California Economic Recovery
                   Rev., Series 2004 C1, VRDN,
                   1.78%, 3/1/05 (SBBPA:
                   Landesbank
                   Baden-Wuerttemberg)(1)                             8,500,000
--------------------------------------------------------------------------------
TOTAL SHORT-TERM MUNICIPAL
SECURITIES
(Cost $9,400,000)                                                     9,400,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 104.0%
(Cost $207,068,965)                                                 210,959,632
--------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES -- (4.0)%                                                (8,128,320)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $202,831,312
================================================================================

FUTURES CONTRACTS*
--------------------------------------------------------------------------------
                          Expiration      Underlying Face
    Contracts Sold           Date         Amount at Value      Unrealized Gain
--------------------------------------------------------------------------------
  129  U.S. Treasury
       2-Year Notes        June 2005        $26,753,391             $ 8,182
--------------------------------------------------------------------------------
   97  U.S. Treasury
       10-Year Notes       June 2005         10,657,875              42,978
--------------------------------------------------------------------------------
                                            $37,411,266             $51,160
                                       =========================================

*FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By selling futures, the fund hedges its investments against price fluctuations.

See Notes to Financial Statements.                                  (continued)

------

California Limited-Term Tax-Free - Schedule of Investments

FEBRUARY 28, 2005 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

ACA = American Capital Access

Ambac = Ambac Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FSA = Financial Security Assurance, Inc.

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corporation

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective February 28, 2005.

XLCA = XL Capital Ltd.

(1) Security, or a portion thereof, has been segregated for a when-issued security or futures contract.

(2) Escrowed to maturity in U.S. government securities or state and local government securities.

(3) When-issued security.

See Notes to Financial Statements.

------

California Intermediate-Term Tax-Free - Performance

TOTAL RETURNS AS OF FEBRUARY 28, 2005
                                     --------------------------------
                                          AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                             SINCE     INCEPTION
                         1 YEAR      5 YEARS    10 YEARS   INCEPTION      DATE
--------------------------------------------------------------------------------
CALIFORNIA
INTERMEDIATE-TERM
TAX-FREE                  1.05%       5.63%      5.45%      6.22%       11/9/83
--------------------------------------------------------------------------------
LEHMAN BROTHERS
MUNICIPAL 5-YEAR
GO INDEX                  0.64%       5.77%      5.56%      6.77%(1)       --
--------------------------------------------------------------------------------
LIPPER CALIFORNIA
INTERMEDIATE
MUNICIPAL
DEBT FUNDS
AVERAGE RETURNS           0.86%       5.43%      5.23%      6.22%(2)       --
--------------------------------------------------------------------------------
Fund's Lipper Ranking
as of 2/28/05(3)        17 of 44    10 of 29    4 of 14    1 of 1(2)       --
--------------------------------------------------------------------------------
Fund's Lipper Ranking
as of 3/31/05(3)        18 of 44     9 of 29    4 of 14    1 of 1(2)       --
--------------------------------------------------------------------------------

(1) Since 10/31/83, the date nearest the fund's inception for which data are available.

(2) Since 11/10/83, the date nearest the fund's inception for which data are available.

(3) Lipper rankings are based on average annual total returns for the fund in a given category for the periods indicated.

© 2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

Lipper Fund Performance - Performance data is total return, and is preliminary and subject to revision.

Lipper Rankings - Rankings are based only on the universe shown. This listing might not represent the complete universe of funds tracked by Lipper Inc.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

                                                                    (continued)

------

California Intermediate-Term Tax-Free - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made February 28, 1995

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended February 28 (except as noted)
-----------------------------------------------------------------------------------------------
                  1996*   1997    1998    1999    2000*   2001    2002    2003    2004*   2005
-----------------------------------------------------------------------------------------------
California
Intermediate-
Term Tax-Free    10.23%   4.21%   7.60%   5.46%  -0.84%  10.17%   5.98%   6.54%   4.58%   1.05%
-----------------------------------------------------------------------------------------------
Lehman Brothers
Municipal 5-Year
GO Index          9.91%   4.76%   6.50%   5.72%   0.09%   9.51%   6.75%   7.50%   4.66%   0.64%
-----------------------------------------------------------------------------------------------
*Period ended February 29.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------

California Intermediate-Term Tax-Free - Portfolio Commentary

PORTFOLIO MANAGER: ROBERT MILLER

RETURN SUMMARY & PERSPECTIVE

California Intermediate-Term Tax-Free (Cal Intermediate-Term) returned 1.27% for the six months ended February 28, 2005, as yields on short- and intermediate-term bonds rose amid a series of interest rate increases. By comparison, the 44 funds in Cal Intermediate-Term's Lipper category averaged a total return of 1.06%.

The fund also performed well from a longer-term perspective: Cal
Intermediate-Term's one-, five-, and 10-year returns ranked the fund among the top 40% of its Lipper group. (See pages 17 and 18 for more performance information.)

We discuss the fund's recent-period results and the strategies employed to produce them in the Portfolio Positioning & Strategy section on page 20.

YIELD SUMMARY & PERSPECTIVE

Cal Intermediate-Term's 30-day SEC yield rose from 2.64% to 2.82% by the end of
February, reflecting the rising-rate backdrop as well as our efforts to boost the portfolio's yield.

That increase translated into higher tax-equivalent yields, too. For example,
Cal Intermediate-Term's 30-day SEC yield as of February 28, 2005, equated to a
4.78% taxable yield for investors in the combined 41.05% federal and California income tax bracket (see the yields table above), up 30 basis points (0.30%) from six months ago.

ECONOMIC & MARKET PERSPECTIVE

The six-month reporting period featured moderate U.S. economic growth, mild
"core" consumer price inflation reports (based on CPI without food and energy prices), rising short-term interest rates, and escalating oil prices. Economic growth (measured by real annualized growth in gross domestic product, GDP) was
4.0% and 3.8% in the third and fourth quarters of 2004, respectively, and first-quarter 2005 GDP was projected to be around 4.5%.

Despite a 23% increase in the price of crude oil (to over $50 a barrel) during the six months, core CPI reports released during the period (measuring 12-month percentage changes) remained relatively tame, between 1.7% and 2.3%. To slow the economy and keep inflation in check, the Federal Reserve (the Fed) raised its overnight interest rate target by a full percentage point during the period, hiking the rate in four quarter-point increments from 1.5% to 2.5%.

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           2/28/05               8/31/04
--------------------------------------------------------------------------------
Weighted Average
Maturity                                   8.8 yrs               7.8 yrs
--------------------------------------------------------------------------------
Average Duration
(Modified)                                 4.5 yrs               4.6 yrs
--------------------------------------------------------------------------------

YIELDS AS OF FEBRUARY 28, 2005
--------------------------------------------------------------------------------
  30-DAY SEC YIELD
--------------------------------------------------------------------------------
                                                       2.82%
--------------------------------------------------------------------------------
  30-DAY TAX-EQUIVALENT YIELDS*
--------------------------------------------------------------------------------
31.98% Tax Bracket                                     4.15%
--------------------------------------------------------------------------------
34.70% Tax Bracket                                     4.32%
--------------------------------------------------------------------------------
39.23% Tax Bracket                                     4.64%
--------------------------------------------------------------------------------
41.05% Tax Bracket                                     4.78%
--------------------------------------------------------------------------------
*The tax brackets indicated are for combined state and federal income tax.
 Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

                                                                    (continued)

------

California Intermediate-Term Tax-Free - Portfolio Commentary

The bond market's faith in the Fed, combined with investors' attempts to "reach for yield," helped longer-maturity bonds outperform their shorter-maturity counterparts for the reporting period. Unlike shorter-maturity notes that suffered price declines as their yields rose with the Fed's rate hikes, longer-maturity bond prices enjoyed price gains as bond yields fell.

Credit quality also affected performance--as investors reached for yield, lower-quality, higher-yielding bonds tended to outperform investment-grade debt.
That yearning for yield also helped California municipal portfolios generally outperform their national counterparts--investors were drawn by the yield premium that still lingered from the state's earlier financial crisis.

PORTFOLIO POSITIONING & STRATEGY

On the portfolio front, we increased Cal Intermediate-Term's yield--and, correspondingly, shareholders' income-- by adding bonds rated triple-B. Although still investment grade, triple-B bonds traditionally offer higher yields than their triple-A, double-A, and single-A counterparts. And a higher yield can potentially help to cushion the impact of rising interest rates on a portfolio's performance while concurrently offering investors a chance at larger dividends.

While making that adjustment, we conservatively reduced Cal Intermediate-Term's duration--a widely used measure of interest rate sensitivity--from 4.6 years at the start of the six months, to 4.5 years by the end of February. We chose that strategy based on expectations for interest rates and bond yields to trend higher in light of the previously described economic and market backdrop.

OUR COMMITMENT

We remain committed to seeking safety of principal and high current income by investing at least 80% of the fund's assets in debt securities with interest payments exempt from federal and California income taxes. While doing so, we'll attempt to keep the fund's weighted average maturity between five and 10 years.

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           2/28/05               8/31/04
--------------------------------------------------------------------------------
AAA                                          74%                   74%
--------------------------------------------------------------------------------
AA                                            6%                    9%
--------------------------------------------------------------------------------
A                                             9%                   12%
--------------------------------------------------------------------------------
BBB                                           9%                    5%
--------------------------------------------------------------------------------
Not Rated                                     2%                    --
--------------------------------------------------------------------------------
Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

TOP FIVE SECTORS AS OF FEBRUARY 28, 2005
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
--------------------------------------------------------------------------------
General Obligation                                                 20%
--------------------------------------------------------------------------------
Certificate of Participation/Leases                                17%
--------------------------------------------------------------------------------
Electric Revenue                                                   14%
--------------------------------------------------------------------------------
Water and Sewer Revenue                                             8%
--------------------------------------------------------------------------------
Escrowed to Maturity                                                7%
--------------------------------------------------------------------------------

------

California Intermediate-Term Tax-Free - Schedule of Investments

FEBRUARY 28, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 98.1%

CALIFORNIA -- 88.7%
--------------------------------------------------------------------------------
      $ 1,000,000  Adelanto Public Financing Auth.
                   Lease Rev., (Community
                   Correctional Facility), 4.00%,
                   4/1/05(1)                                       $  1,001,619
--------------------------------------------------------------------------------
        4,845,000  Alameda County COP, (Santa
                   Rita Jail), 5.375%, 6/1/09
                   (MBIA)(1)(2)                                       5,125,526
--------------------------------------------------------------------------------
        1,385,000  Alameda County COP, Series
                   2001 A, 5.375%, 12/1/15
                   (MBIA)                                             1,546,269
--------------------------------------------------------------------------------
        1,580,000  Association of Bay Area
                   Governments Finance Auth. for
                   Nonprofit Corporations Rev.,
                   Series 2003 A, (Odd Fellows
                   Home), 5.00%, 11/15/08
                   (California Mortgage Insurance)                    1,679,619
--------------------------------------------------------------------------------
        1,085,000  California Department of Water
                   Resources Central Valley Rev.,
                   Series 1998 U, 5.125%,
                   12/1/08, Prerefunded at 101%
                   of Par(2)                                          1,188,401
--------------------------------------------------------------------------------
        2,645,000  California Department of Water
                   Resources Power Supply Rev.,
                   Series 2002 A, 5.50%, 5/1/08                       2,849,115
--------------------------------------------------------------------------------
        3,750,000  California Department of Water
                   Resources Power Supply Rev.,
                   Series 2002 A, 5.50%, 5/1/12                       4,190,513
--------------------------------------------------------------------------------
        7,000,000  California Department of Water
                   Resources Power Supply Rev.,
                   Series 2002 A, 5.375%, 5/1/17
                   (XLCA)(1)                                          7,774,689
--------------------------------------------------------------------------------
        4,000,000  California Economic Recovery
                   GO, Series 2004 A, 5.00%,
                   7/1/12 (MBIA)(1)                                   4,405,720
--------------------------------------------------------------------------------
        4,000,000  California Educational Facilities
                   Auth. Rev., (Golden Gate
                   University), 5.50%, 10/1/18                        4,150,600
--------------------------------------------------------------------------------
        1,095,000  California Educational Facilities
                   Auth. Rev., (Scripps College),
                   5.25%, 8/1/16                                      1,166,416
--------------------------------------------------------------------------------
        2,535,000  California Educational Facilities
                   Auth. Rev., (Southwestern
                   University), 5.00%, 11/1/15                        2,688,596
--------------------------------------------------------------------------------
        1,430,000  California Educational Facilities
                   Auth. Rev., (Southwestern
                   University), 5.00%, 11/1/18                        1,500,013
--------------------------------------------------------------------------------
        1,605,000  California Educational Facilities
                   Auth. Rev., Series 2000 B,
                   (Pooled College & University
                   Projects), 6.625%, 6/1/20                          1,768,790
--------------------------------------------------------------------------------
        2,500,000  California Educational Facilities
                   Auth. Rev., Series 2004 C,
                   (Lutheran University), 5.00%,
                   10/1/24                                            2,573,825
--------------------------------------------------------------------------------
        3,155,000  California Educational Facilities
                   Auth. Rev., Series 2005 A,
                   (Capital Appreciation - Pomona
                   College), 4.88%, 7/1/25(3)                         1,131,541
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 5,000,000  California GO, 7.50%, 10/1/07
                   (MBIA)(1)                                       $  5,607,999
--------------------------------------------------------------------------------
        1,490,000  California GO, 8.00%, 11/1/07
                   (FGIC)                                             1,610,928
--------------------------------------------------------------------------------
        4,480,000  California GO, 6.00%, 10/1/09
                   (AMBAC)(1)                                         5,069,792
--------------------------------------------------------------------------------
        3,350,000  California GO, 5.75%, 4/1/10
                   (AMBAC)(1)                                         3,765,065
--------------------------------------------------------------------------------
        5,000,000  California GO, 5.50%, 4/1/12
                   (MBIA)(1)                                          5,639,749
--------------------------------------------------------------------------------
       10,000,000  California GO, 5.25%, 10/1/14
                   (FGIC)(1)                                         10,958,499
--------------------------------------------------------------------------------
        2,000,000  California Health Facilities
                   Financing Auth. Rev., Series
                   1998 A, (Kaiser Permanente),
                   5.25%, 6/1/11 (FSA)                                2,184,160
--------------------------------------------------------------------------------
        1,000,000  California Infrastructure &
                   Economic Development Bank
                   Rev., Series 2000 A, (Scripps
                   Research Institute), 5.625%,
                   7/1/20                                             1,074,500
--------------------------------------------------------------------------------
        1,075,000  California Mobilehome Park
                   Financing Auth. Rev., Series
                   2000 A, (Union City Tropics),
                   5.375%, 8/15/14 (ACA)                              1,155,679
--------------------------------------------------------------------------------
        3,000,000  California Public Works Board
                   Lease Rev., Series 1992 A,
                   (Secretary of State), 6.20%,
                   12/1/05 (AMBAC)                                    3,090,240
--------------------------------------------------------------------------------
        1,250,000  California State Department of
                   Water Resources Rev., 5.50%,
                   12/1/17                                            1,404,588
--------------------------------------------------------------------------------
          250,000  California State Department of
                   Water Resources Rev., Series
                   2001 W, 5.50%, 12/1/11,
                   Prerefunded at 100% of Par(2)                        283,740
--------------------------------------------------------------------------------
        4,000,000  California State Department of
                   Water Resources Rev., Series
                   2005 AC, (System Central
                   Various), 5.00%, 12/1/24
                   (MBIA)(1)                                          4,235,720
--------------------------------------------------------------------------------
        3,100,000  California State University
                   Fresno Association Inc. Rev.,
                   (Auxiliary Organization Event
                   Center), 5.25%, 7/1/12                             3,298,834
--------------------------------------------------------------------------------
        1,500,000  California State University
                   Fresno Association Inc. Rev.,
                   (Auxiliary Organization Event
                   Center), 6.00%, 7/1/26                             1,597,275
--------------------------------------------------------------------------------
        1,250,000  California State University
                   System Rev., Series 2002 A,
                   5.375%, 11/1/18 (AMBAC)                            1,392,688
--------------------------------------------------------------------------------
        8,000,000  California Statewide
                   Communities Development
                   Auth. COP, (California Lutheran
                   Homes), 5.375%, 11/15/06(1)(2)                     8,352,319
--------------------------------------------------------------------------------
        3,230,000  California Statewide
                   Communities Development
                   Auth. Rev., Series 2000 B,
                   (Brentwood School), 5.75%,
                   10/1/20 (FSA)                                      3,522,606
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Intermediate-Term Tax-Free - Schedule of Investments

FEBRUARY 28, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,695,000  California Statewide
                   Communities Development
                   Auth. Rev., Series 2002 B,
                   5.20%, 10/1/18 (FSA)                            $  1,863,534
--------------------------------------------------------------------------------
        2,205,000  California Statewide
                   Communities Development
                   Auth. Rev., Series 2005 A,
                   (Daughters of Charity Health),
                   5.25%, 7/1/24(4)                                   2,310,664
--------------------------------------------------------------------------------
        1,500,000  California Statewide
                   Communities Development
                   Auth. Rev., Series 2005 H,
                   (Daughters of Charity Health),
                   5.25%, 7/1/25(4)                                   1,562,490
--------------------------------------------------------------------------------
        2,545,000  Capistrano Unified Public
                   Financing Auth. Special Tax
                   Rev., Series 1996 A, (First
                   Lien), 6.00%, 9/1/06 (AMBAC)                       2,679,834
--------------------------------------------------------------------------------
        2,100,000  Castaic Lake Water Agency
                   Rev., Series 2001 A, 5.375%,
                   8/1/17 (MBIA)                                      2,316,594
--------------------------------------------------------------------------------
        2,075,000  Chabot Las Positas Community
                   College District COP, 5.50%,
                   12/1/10 (FSA)(2)                                   2,279,740
--------------------------------------------------------------------------------
        2,040,000  Chaffey Union High School
                   District GO, 5.00%, 8/1/23
                   (FGIC)                                             2,173,906
--------------------------------------------------------------------------------
        3,000,000  Chino Ontario Upland Water
                   Facilities Auth. COP, Series
                   1997 A, (Agua de Lejos),
                   5.20%, 10/1/15 (FGIC)                              3,223,950
--------------------------------------------------------------------------------
        1,075,000  City of Los Angeles Rev.,
                   Series 2004 A, 5.00%, 2/1/23
                   (AMBAC)                                            1,137,200
--------------------------------------------------------------------------------
        1,220,000  Coronado Community
                   Development Agency Tax
                   Allocation Rev., 6.00%, 9/1/08
                   (FSA)                                              1,307,157
--------------------------------------------------------------------------------
        2,300,000  Eastern Municipal Water
                   District COP, Series 2001 A,
                   5.25%, 7/1/13 (FGIC)                               2,544,237
--------------------------------------------------------------------------------
        1,095,000  El Segundo Unified School
                   District GO, 5.375%, 9/1/12,
                   Prerefunded at 100% of Par
                   (FGIC)(2)                                          1,238,171
--------------------------------------------------------------------------------
        1,020,000  El Segundo Unified School
                   District GO, 5.375%, 9/1/12,
                   Prerefunded at 100% of Par
                   (FGIC)(2)                                          1,153,365
--------------------------------------------------------------------------------
        1,000,000  Folsom Cordova Unified School
                   District No. 2 Facilities
                   Improvement GO, Series  2002 A,
                   5.375%, 10/1/15
                   (MBIA)                                             1,117,130
--------------------------------------------------------------------------------
        1,225,000  Folsom Cordova Unified School
                   District No. 2 Facilities
                   Improvement GO, Series  2002 A,
                   5.375%, 10/1/16
                   (MBIA)                                             1,367,639
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,225,000  Folsom Public Financing Auth.
                   Rev., (City Hall & Community
                   Center), 5.25%, 10/1/14 (FSA)                   $  1,361,992
--------------------------------------------------------------------------------
        1,290,000  Folsom Public Financing Auth.
                   Rev., (City Hall & Community
                   Center), 5.25%, 10/1/15 (FSA)                      1,432,403
--------------------------------------------------------------------------------
        1,635,000  Foster City Community
                   Development Agency Single
                   Family Mortgage Rev., 4.25%,
                   9/1/06                                             1,674,845
--------------------------------------------------------------------------------
        2,615,000  Foster City Community
                   Development Agency Single
                   Family Mortgage Rev., 4.25%,
                   9/1/08                                             2,722,712
--------------------------------------------------------------------------------
        2,760,000  Foster City Community
                   Development Agency Single
                   Family Mortgage Rev., 4.40%,
                   9/1/09                                             2,870,952
--------------------------------------------------------------------------------
        2,550,000  Fremont Union High School
                   District GO, Series 2000 B,
                   5.25%, 9/1/10, Prerefunded at
                   100% of Par(2)                                     2,835,881
--------------------------------------------------------------------------------
        2,715,000  Fresno Special Tax Rev.,
                   (Community Facilities District
                   No. 3), 4.75%, 9/1/05 (LOC:
                   Rabobank International)                            2,723,444
--------------------------------------------------------------------------------
        7,350,000  Imperial Irrigation District COP,
                   (Electrical System), 6.50%,
                   11/1/07 (MBIA-IBC)(1)                              7,941,380
--------------------------------------------------------------------------------
        1,675,000  Imperial Irrigation District COP,
                   (Water Systems), 5.50%,
                   7/1/16 (AMBAC)                                     1,868,530
--------------------------------------------------------------------------------
        2,715,000  Irvine Unified School District
                   Special Tax Rev., (Community
                   Facilities District No. 86-1),
                   5.50%, 11/1/10 (AMBAC)                             2,956,716
--------------------------------------------------------------------------------
          475,000  Lancaster Financing Auth. Rev.,
                   (Projects No. 5 & 6), 5.30%,
                   2/1/14                                               482,914
--------------------------------------------------------------------------------
          500,000  Lancaster Financing Auth. Rev.,
                   (Projects No. 5 & 6), 5.40%,
                   2/1/14                                               508,295
--------------------------------------------------------------------------------
        1,315,000  Lancaster Redevelopment
                   Agency Tax Allocation Rev.,
                   (Combination Fire Protection
                   Facilities), 5.25%, 12/1/20
                   (XLCA)                                             1,436,085
--------------------------------------------------------------------------------
        2,030,000  Long Beach Bond Finance Auth.
                   Lease Rev., (Plaza Parking
                   Facility), 5.25%, 11/1/16                          2,157,078
--------------------------------------------------------------------------------
        3,000,000  Los Angeles Capital Asset
                   Lease Rev., 5.875%, 12/1/05
                   (AMBAC)                                            3,082,860
--------------------------------------------------------------------------------
        1,030,000  Los Angeles Community
                   Redevelopment Agency Parking
                   System Rev., (Cinerama Dome
                   Public Package Project),
                   5.30%, 7/1/13 (ACA)                                1,100,061
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Intermediate-Term Tax-Free - Schedule of Investments

FEBRUARY 28, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,155,000  Los Angeles Convention and
                   Exhibition Center Auth. Lease
                   Rev., Series 1993 A, 6.00%,
                   8/15/10 (MBIA-IBC)                              $  1,320,904
--------------------------------------------------------------------------------
        3,000,000  Los Angeles County
                   Metropolitan Transportation
                   Auth. Sales Tax Rev., Series
                   1997 A, (Proposal A), 5.25%,
                   7/2/12 (MBIA)                                      3,191,700
--------------------------------------------------------------------------------
        3,000,000  Los Angeles County
                   Metropolitan Transportation
                   Auth. Sales Tax Rev., Series
                   2001 B, (Proposal A), 5.25%,
                   7/1/13 (FSA)                                       3,336,660
--------------------------------------------------------------------------------
        6,680,000  Los Angeles County
                   Metropolitan Transportation
                   Auth. Sales Tax Rev., Series
                   2001 B, (Proposal A), 5.25%,
                   7/1/16 (FSA)                                       7,377,324
--------------------------------------------------------------------------------
        1,500,000  Los Angeles County Public
                   Works Financing Auth. Rev.,
                   Series 2005 A, 5.00%,
                   12/1/25 (MBIA)(4)                                  1,583,625
--------------------------------------------------------------------------------
        3,765,000  Los Angeles County
                   Transportation Commission
                   Sales Tax Rev., Series 1992 A,
                   (Proposition C), 6.40%, 7/1/06                     3,953,062
--------------------------------------------------------------------------------
        3,500,000  Los Angeles Unified School
                   District GO, 5.50%, 7/1/12
                   (MBIA)                                             3,975,055
--------------------------------------------------------------------------------
        3,115,000  Los Angeles Unified School
                   District GO, Series 1999 C,
                   5.50%, 7/1/12, Prerefunded
                   at 101% of Par (MBIA)(2)                           3,479,330
--------------------------------------------------------------------------------
        8,000,000  Los Angeles Unified School
                   District GO, Series 2000 D,
                   5.625%, 7/1/14, Prerefunded
                   at 100% of Par (FGIC)(1)(2)                        9,026,879
--------------------------------------------------------------------------------
        5,000,000  Los Angeles Unified School
                   District GO, Series 2002 E,
                   5.00%, 7/1/11 (MBIA)                               5,514,150
--------------------------------------------------------------------------------
        3,000,000  Los Angeles Unified School
                   District GO, Series 2003 F,
                   (Election of 1997), 5.00%,
                   7/1/16 (FSA)                                       3,252,930
--------------------------------------------------------------------------------
        1,700,000  Los Angeles Unified School
                   District GO, Series 2004 A-1,
                   5.00%, 7/1/22 (FGIC)                               1,808,834
--------------------------------------------------------------------------------
        1,390,000  Los Gatos Joint Union High
                   School District GO, Series
                   2002 C, 5.375%, 6/1/17 (FSA)                       1,553,144
--------------------------------------------------------------------------------
        3,000,000  Metropolitan Water District of
                   Southern California Rev.,
                   Series 1992 B, 8.00%, 7/1/08(2)                    3,504,120
--------------------------------------------------------------------------------
        2,920,000  Metropolitan Water District of
                   Southern California Rev.,
                   Series 2001 A, 5.125%, 7/1/09(2)                   3,191,239
--------------------------------------------------------------------------------
        2,165,000  Modesto Irrigation District COP,
                   Series 2004 A, 5.00%, 7/1/18
                   (FSA)                                              2,327,895
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,520,000  Mojave Unified School District
                   No. 1 Facilities Improvement
                   GO, 5.25%, 8/1/20 (FGIC)                        $  1,667,562
--------------------------------------------------------------------------------
        1,100,000  Mojave Water Agency
                   Improvement District GO,
                   (Morongo Basin), 5.40%,
                   9/1/08 (FGIC)                                      1,168,189
--------------------------------------------------------------------------------
        1,485,000  Mountain View COP, (Capital
                   Projects), 5.25%, 8/1/18                           1,618,279
--------------------------------------------------------------------------------
        4,565,000  Oceanside Community
                   Development Commission Rev.,
                   (Downtown Redevelopment),
                   5.20%, 9/1/17                                      4,755,041
--------------------------------------------------------------------------------
        1,310,000  Oceanside COP, Series 2003 A,
                   5.00%, 4/1/12 (AMBAC)                              1,436,729
--------------------------------------------------------------------------------
        1,000,000  Ontario Redevelopment
                   Financing Auth. Local Agency
                   Rev., Series 1995 A, 5.80%,
                   9/2/06 (FSA)                                       1,013,180
--------------------------------------------------------------------------------
        1,275,000  Orange County Community
                   Facilities District Special Tax
                   Rev., Series 2005 A, (No. 04-1-
                   Ladera Ranch), 4.35%, 8/15/15                      1,270,627
--------------------------------------------------------------------------------
        4,805,000  Orange County Community
                   Facilities District Special Tax
                   Rev., Series 2005 A, (No. 04-1-
                   Ladera Ranch), 5.00%, 8/15/25                      4,771,461
--------------------------------------------------------------------------------
        2,210,000  Orange County Local
                   Transportation Auth. Sales Tax
                   Rev., Series 1997 A, 5.70%,
                   2/15/08 (AMBAC)                                    2,405,055
--------------------------------------------------------------------------------
        1,805,000  Orange County Public
                   Financing Auth. Rev., (Juvenile
                   Justice Center Facility),
                   5.375%, 6/1/15 (AMBAC)                             2,018,315
--------------------------------------------------------------------------------
        1,000,000  Orange County Public
                   Financing Auth. Rev., (Juvenile
                   Justice Center Facility),
                   5.375%, 6/1/16 (AMBAC)                             1,116,620
--------------------------------------------------------------------------------
        3,030,000  Orange County Public
                   Financing Auth. Rev., (Juvenile
                   Justice Center Facility),
                   5.375%, 6/1/17 (AMBAC)                             3,379,450
--------------------------------------------------------------------------------
        1,720,000  Orange County Recovery COP,
                   Series 1996 A, 6.00%, 7/1/07
                   (MBIA)                                             1,855,416
--------------------------------------------------------------------------------
        2,000,000  Orange County Water District
                   COP, Series 2005 B, 5.00%,
                   8/15/23 (MBIA)                                     2,116,620
--------------------------------------------------------------------------------
        1,000,000  Placentia COP, (Improvement),
                   5.45%, 7/1/25                                      1,000,780
--------------------------------------------------------------------------------
        1,830,000  Pomona Public Financing Auth.
                   Rev., Series 2001 AD, (Merged
                   Redevelopment), 4.75%,
                   2/1/13 (MBIA)                                      1,945,363
--------------------------------------------------------------------------------
        1,060,000  Redding Joint Powers
                   Financing Auth. Electric
                   System Rev., Series 1996 A,
                   6.25%, 6/1/07 (MBIA)                               1,144,641
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Intermediate-Term Tax-Free - Schedule of Investments

FEBRUARY 28, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,010,000  Richmond Joint Powers
                   Financing Auth. Rev., Series
                   1995 A, 5.30%, 5/15/06                          $  1,022,948
--------------------------------------------------------------------------------
        1,825,000  Riverside County Public
                   Financing Auth. Tax Allocation
                   Rev., 5.25%, 10/1/18 (XLCA)                        2,002,901
--------------------------------------------------------------------------------
        2,590,000  Riverside County Public
                   Financing Auth. Tax Allocation
                   Rev., 5.00%, 10/1/25 (XLCA)                        2,703,209
--------------------------------------------------------------------------------
        8,000,000  Sacramento City Financing
                   Auth. Lease Rev., Series
                   1993 A, 5.40%, 11/1/20
                   (AMBAC)                                            9,208,479
--------------------------------------------------------------------------------
        5,290,000  Sacramento City Financing
                   Auth. Rev., Series 2002 A,
                   (City Hall & Redevelopment),
                   5.25%, 12/1/15 (FSA)                               5,870,312
--------------------------------------------------------------------------------
        2,165,000  Sacramento Municipal Utility
                   District Electric Rev., Series
                   1992 A, 6.25%, 8/15/10
                   (MBIA)                                             2,449,524
--------------------------------------------------------------------------------
        1,890,000  Sacramento Municipal Utility
                   District Electric Rev., Series
                   1992 C, 5.75%, 11/15/07
                   (MBIA)(2)                                          1,904,326
--------------------------------------------------------------------------------
        3,105,000  Sacramento Municipal Utility
                   District Electric Rev., Series
                   1997 K, 5.70%, 7/1/17
                   (AMBAC)                                            3,646,512
--------------------------------------------------------------------------------
        5,005,000  Sacramento Municipal Utility
                   District Electric Rev., Series
                   2001 O, 5.25%, 8/15/11
                   (MBIA)                                             5,597,592
--------------------------------------------------------------------------------
        5,000,000  San Bernardino County COP,
                   Series 1995 A, (Medical
                   Center), 5.75%, 8/1/07
                   (MBIA)                                             5,372,350
--------------------------------------------------------------------------------
        1,695,000  San Buenaventura County COP,
                   Series 2002 B, 5.50%, 1/1/15
                   (AMBAC)                                            1,902,824
--------------------------------------------------------------------------------
        1,790,000  San Buenaventura County COP,
                   Series 2002 B, 5.50%, 1/1/16
                   (AMBAC)                                            2,008,666
--------------------------------------------------------------------------------
        2,030,000  San Diego Redevelopment
                   Agency Tax Allocation Rev.,
                   (Horton Plaza), 5.70%, 11/1/17                     2,169,075
--------------------------------------------------------------------------------
        2,635,000  San Diego Redevelopment
                   Agency Tax Allocation Rev.,
                   (Horton Plaza), 5.80%, 11/1/21                     2,820,662
--------------------------------------------------------------------------------
        1,460,000  San Diego Redevelopment
                   Agency Tax Allocation Rev.,
                   (North Park), 5.90%, 9/1/25                        1,548,155
--------------------------------------------------------------------------------
        2,255,000  San Francisco City & County
                   Educational Facilities Unified
                   School District GO, Series
                   1999 B, 5.50%, 6/15/12                             2,437,294
--------------------------------------------------------------------------------
        2,680,000  San Mateo County
                   Transportation District Sales
                   Tax Rev., Series 1993 A,
                   5.25%, 6/1/18 (MBIA)                               3,053,110
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 3,135,000  San Ysidro School District GO,
                   Series 2005 D, (Capital
                   Appreciation Election 1997),
                   4.96%, 8/1/22 (FGIC)(3)                         $  1,349,774
--------------------------------------------------------------------------------
        1,000,000  San Ysidro School District GO,
                   Series 2005 D, (Capital
                   Appreciation Election 1997),
                   5.01%, 8/1/23 (FGIC)(3)                              405,830
--------------------------------------------------------------------------------
        3,350,000  Santa Barbara County GO,
                   5.375%, 10/1/17 (AMBAC)                            3,737,562
--------------------------------------------------------------------------------
        2,075,000  Santa Clara Valley Water
                   District Rev., Series 2000 A,
                   5.20%, 2/1/13                                      2,275,404
--------------------------------------------------------------------------------
        1,120,000  Santa Fe Springs Community
                   Development Commission Rev.,
                   Series 2002 A, 5.375%,
                   9/1/16 (MBIA)                                      1,244,813
--------------------------------------------------------------------------------
        1,250,000  Santa Monica-Malibu Unified
                   School District GO, 5.25%,
                   8/1/13                                             1,405,663
--------------------------------------------------------------------------------
        1,200,000  Solano County Community
                   College District GO, 5.00%,
                   8/1/22 (MBIA)(4)                                   1,284,000
--------------------------------------------------------------------------------
        2,000,000  Southern California Public
                   Power Auth. Rev., 6.75%,
                   7/1/10 (GIC: Pittsburgh
                   National Bank)                                     2,316,700
--------------------------------------------------------------------------------
        5,000,000  Southern California Public
                   Power Auth. Rev., Series
                   2002 A, (Southern
                   Transmission), 5.25%, 7/1/17
                   (FSA)                                              5,516,000
--------------------------------------------------------------------------------
        3,325,000  Southern California Public
                   Power Auth. Rev., Series
                   2002 A, (Southern
                   Transmission), 5.25%, 7/1/18
                   (FSA)                                              3,663,618
--------------------------------------------------------------------------------
        1,975,000  Southwestern Community
                   College District GO, 5.625%,
                   8/1/11, Prerefunded at 101%
                   of Par (AMBAC)(2)                                  2,264,120
--------------------------------------------------------------------------------
        2,000,000  Stanislaus County COP, 5.50%,
                   5/1/06 (MBIA)                                      2,072,560
--------------------------------------------------------------------------------
        2,770,000  Stockton Community Facilities
                   District GO, (No. 1 Weston
                   Ranch), 5.40%, 9/1/15                              2,951,989
--------------------------------------------------------------------------------
          325,000  Stockton Community Facilities
                   District GO, (No. 1 Weston
                   Ranch), 5.50%, 9/1/16                                346,954
--------------------------------------------------------------------------------
        1,800,000  Sweetwater Auth. Water Rev.,
                   5.25%, 4/1/10 (AMBAC)                              1,988,082
--------------------------------------------------------------------------------
        1,025,000  Sweetwater Auth. Water Rev.,
                   5.25%, 4/1/13 (FSA)                                1,130,985
--------------------------------------------------------------------------------
        1,080,000  Sweetwater Auth. Water Rev.,
                   5.25%, 4/1/14 (FSA)                                1,191,672
--------------------------------------------------------------------------------
        1,135,000  Sweetwater Auth. Water Rev.,
                   5.25%, 4/1/15 (FSA)                                1,245,118
--------------------------------------------------------------------------------
        1,195,000  Sweetwater Auth. Water Rev.,
                   5.25%, 4/1/16 (FSA)                                1,310,939
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Intermediate-Term Tax-Free - Schedule of Investments

FEBRUARY 28, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   260,000  Taft Public Financing Auth.
                   Lease Rev., Series 1997 A,
                   (Community Correctional
                   Facility), 5.50%, 1/1/06                        $    265,296
--------------------------------------------------------------------------------
          855,000  Turlock COP, (Emanuel Medical
                   Center Inc.), 4.50%, 10/15/11                        875,794
--------------------------------------------------------------------------------
        1,035,000  Turlock COP, (Emanuel Medical
                   Center Inc.), 5.50%, 10/15/15                      1,112,511
--------------------------------------------------------------------------------
        1,090,000  Turlock COP, (Emanuel Medical
                   Center Inc.), 5.50%, 10/15/16                      1,167,063
--------------------------------------------------------------------------------
        1,150,000  Turlock COP, (Emanuel Medical
                   Center Inc.), 5.50%, 10/15/17                      1,222,094
--------------------------------------------------------------------------------
        3,000,000  Ventura County Public
                   Financing Auth. COP, 4.75%,
                   8/15/11 (FSA)                                      3,180,810
--------------------------------------------------------------------------------
        3,980,000  Whittier Health Facilities Rev.,
                   (Presbyterian Intercommunity),
                   6.00%, 6/1/06 (MBIA)                               4,156,274
--------------------------------------------------------------------------------
        1,010,000  Woodland Wastewater System
                   COP, 6.00%, 3/1/06 (AMBAC)                         1,046,815
--------------------------------------------------------------------------------
                                                                    373,943,950
--------------------------------------------------------------------------------
GUAM -- 1.1%
--------------------------------------------------------------------------------
        4,000,000  Guam Government GO, Series
                   2001 A, 5.50%, 12/1/10 (FSA)                       4,494,000
--------------------------------------------------------------------------------
NORTHERN MARIANA ISLANDS -- 0.8%
--------------------------------------------------------------------------------
        1,485,000  Northern Mariana Islands
                   Commonwealth GO, Series
                   2000 A, 5.50%, 6/1/08 (ACA)                        1,574,590
--------------------------------------------------------------------------------
        1,555,000  Northern Mariana Islands
                   Commonwealth GO, Series
                   2000 A, 5.50%, 6/1/09 (ACA)                        1,663,104
--------------------------------------------------------------------------------
                                                                      3,237,694
--------------------------------------------------------------------------------
PUERTO RICO -- 7.0%
--------------------------------------------------------------------------------
        5,000,000  Childrens Trust Fund Tobacco
                   Settlement Rev., 5.00%, 7/1/08(2)                  5,349,250
--------------------------------------------------------------------------------
        3,000,000  Puerto Rico Commonwealth
                   Infrastructure Financing Auth.
                   Special Tax Rev., Series 1998 A,
                   5.50%, 7/1/08 (AMBAC)                              3,260,070
--------------------------------------------------------------------------------
        3,700,000  Puerto Rico Electric Power
                   Auth. Rev., Series 2002 II,
                   5.375%, 7/1/18 (MBIA)                              4,134,713
--------------------------------------------------------------------------------
        2,655,000  Puerto Rico Electric Power
                   Auth. Rev., Series 2002 KK,
                   5.25%, 7/1/13 (FSA)                                2,991,548
--------------------------------------------------------------------------------
        3,140,000  Puerto Rico Electric Power
                   Auth. Rev., Series 2002 KK,
                   5.50%, 7/1/14 (FSA)                                3,613,606
--------------------------------------------------------------------------------
        1,450,000  Puerto Rico Municipal Finance
                   Agency GO, Series 1999 B,
                   6.00%, 8/1/15 (FSA)                                1,640,066
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 3,090,000  Puerto Rico Public Buildings
                   Auth. Rev., Series 1995 A,
                   6.25%, 7/1/09 (AMBAC)                           $  3,501,866
--------------------------------------------------------------------------------
        4,670,000  Puerto Rico Public Buildings
                   Auth. Rev., Series 2002 C,
                   (Government Facilities),
                   5.25%, 7/1/11                                      5,133,731
--------------------------------------------------------------------------------
                                                                     29,624,850
--------------------------------------------------------------------------------
U.S. VIRGIN ISLANDS -- 0.5%
--------------------------------------------------------------------------------
          500,000  Virgin Islands Public Finance
                   Auth. Rev., 5.25%, 10/1/22                           532,340
--------------------------------------------------------------------------------
          500,000  Virgin Islands Public Finance
                   Auth. Rev., 5.25%, 10/1/23                           531,135
--------------------------------------------------------------------------------
        1,050,000  Virgin Islands Public Finance
                   Auth. Rev., Series 1998 A,
                   5.50%, 10/1/13                                     1,108,748
--------------------------------------------------------------------------------
                                                                      2,172,223
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $391,367,790)                                                 413,472,717
--------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES -- 2.2%

CALIFORNIA -- 2.2%
--------------------------------------------------------------------------------
        3,200,000  California Department of Water
                   Resources Rev., Series
                   2002 B2, VRDN, 1.78%,
                   3/1/05 (LOC: BNP Paribas)                          3,200,000
--------------------------------------------------------------------------------
        5,930,000  California GO, Series 2004-3A,
                   (Daily Kindergarten University),
                   VRDN, 1.78%, 3/1/05 (LOC:
                   Citibank N.A., California State
                   Teacher's Retirement)                              5,930,000
--------------------------------------------------------------------------------
TOTAL SHORT-TERM MUNICIPAL
SECURITIES
(Cost $9,130,000)                                                     9,130,000
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.1%

          299,000  Federated California Municipal
                   Cash Trust
(Cost $299,000)                                                         299,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 100.4%
(Cost $400,796,790)                                                 422,901,717
--------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES -- (0.4)%                                                (1,742,117)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $421,159,600
================================================================================

See Notes to Financial Statements.                                  (continued)

------

California Intermediate-Term Tax-Free - Schedule of Investments

FEBRUARY 28, 2005 (UNAUDITED)

FUTURES CONTRACTS*
--------------------------------------------------------------------------------
                          Expiration      Underlying Face
    Contracts Sold           Date         Amount at Value      Unrealized Gain
--------------------------------------------------------------------------------
  285  U.S. Treasury
       2-Year Notes        June 2005        $59,106,328             $18,076
--------------------------------------------------------------------------------
   50  U.S. Treasury
       10-Year Notes       June 2005          5,493,750              22,153
--------------------------------------------------------------------------------
                                            $64,600,078             $40,229
                                          ======================================

*FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By selling futures, the fund hedges its investments against price fluctuations.

NOTES TO SCHEDULE OF INVESTMENTS

ACA = American Capital Access

Ambac = Ambac Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FSA = Financial Security Assurance, Inc.

GIC = Guaranteed Investment Contract

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corporation

MBIA-IBC = MBIA Insured Bond Certificates

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective February 28, 2005.

XLCA = XL Capital Ltd.

(1) Security, or a portion thereof, has been segregated for a when-issued security or futures contract.

(2) Escrowed to maturity in U.S. government securities or state and local government securities.

(3) Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(4) When-issued security.

See Notes to Financial Statements.

------

California Long-Term Tax-Free - Performance

TOTAL RETURNS AS OF FEBRUARY 28, 2005
                                     --------------------------------
                                          AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                             SINCE     INCEPTION
                         1 YEAR      5 YEARS    10 YEARS   INCEPTION      DATE
--------------------------------------------------------------------------------
CALIFORNIA LONG-
TERM TAX-FREE             2.46%       7.09%      6.30%      7.44%       11/9/83
--------------------------------------------------------------------------------
LEHMAN BROTHERS
LONG-TERM
MUNICIPAL
BOND INDEX                5.79%       8.95%      7.39%      9.21%(1)      --
--------------------------------------------------------------------------------
LIPPER CALIFORNIA
MUNICIPAL
DEBT FUNDS
AVERAGE RETURNS           2.90%       6.53%      5.81%      7.44%(2)      --
--------------------------------------------------------------------------------
Fund's Lipper Ranking
as of 2/28/05(3)        77 of 125   21 of 98   10 of 62    1 of 1(2)      --
--------------------------------------------------------------------------------
Fund's Lipper Ranking
as of 3/31/05(3)        71 of 125   24 of 99   12 of 65    1 of 1(2)      --
--------------------------------------------------------------------------------

(1) Since 10/31/83, the date nearest the fund's inception for which data are available.

(2) Since 11/10/83, the date nearest the fund's inception for which data are available.

(3) Lipper rankings are based on average annual total returns for the fund in a given category for the periods indicated.

© 2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

Lipper Fund Performance - Performance data is total return, and is preliminary and subject to revision.

Lipper Rankings - Rankings are based only on the universe shown. This listing might not represent the complete universe of funds tracked by Lipper Inc.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

                                                                    (continued)

------

California Long-Term Tax-Free - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made February 28, 1995

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended February 28 (except as noted)
-----------------------------------------------------------------------------------------------
                  1996*   1997    1998    1999    2000*   2001    2002    2003    2004*   2005
-----------------------------------------------------------------------------------------------
California
Long-Term
Tax-Free         12.26%   5.01%   9.67%   6.17%  -4.68%  14.08%   6.68%   6.62%   5.96%   2.46%
-----------------------------------------------------------------------------------------------
Lehman Brothers
Long-Term
Municipal
Bond Index       12.56%   6.18%  11.46%   6.40%  -6.23%  16.39%   7.18%   8.03%   7.70%   5.79%
-----------------------------------------------------------------------------------------------
*Period ended February 29.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------

California Long-Term Tax-Free - Portfolio Commentary

PORTFOLIO MANAGER: DAVE MACEWEN

RETURN SUMMARY & PERSPECTIVE

California Long-Term Tax-Free returned 2.61% for the six months ended February
28, 2005. The fund, its benchmark, and its Lipper group posted positive returns as longer-maturity municipal bonds rallied--the Lehman Brothers Long-Term
Municipal Bond Index returned 5.35% and the Lipper California Municipal Debt
Funds average return was 2.76%. Municipal investments with longer maturities and durations generally outperformed those with shorter, which helps explain why the fund trailed its longer-duration Lehman benchmark.

Though the fund outperformed the average return of its Lipper California
Municipal Debt Funds peer group for the five- and ten-year periods ended
February 28, 2005, it trailed for the six-month period. This was due to the portfolio's shorter duration (we reduced it in anticipation of higher interest rates) and its higher credit quality (the Lipper peer group includes lower-quality portfolios)--shorter-duration, higher-quality municipal investments generally underperformed during the six-month period.

ECONOMIC & MARKET PERSPECTIVE

The six-month reporting period featured moderate U.S. economic growth, mild
"core" consumer price inflation reports (based on CPI without food and energy prices), rising short-term interest rates, and escalating oil prices. Economic growth (measured by real annualized growth in gross domestic product, GDP) was
4.0% and 3.8% in the third and fourth quarters of 2004, respectively, and first-quarter 2005 GDP was projected to be around 4.5%.

Despite a 23% increase in the price of crude oil (to over $50 a barrel) during the six months, core CPI reports released during the period (measuring 12-month percentage changes) remained relatively tame, between 1.7% and 2.3%. To slow the economy and keep inflation in check, the Federal Reserve (the Fed) raised its overnight interest rate target by a full percentage point during the period, hiking the rate in four quarter-point increments from 1.5% to 2.5%.

The bond market's faith in the Fed, combined with investors' attempts to "reach for yield," helped longer-maturity bonds outperform their shorter-maturity counterparts for the reporting period.

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           2/28/05               8/31/04
--------------------------------------------------------------------------------
Weighted Average
Maturity                                  15.7 yrs              14.5 yrs
--------------------------------------------------------------------------------
Average Duration
(Modified)                                 5.9 yrs               6.1 yrs
--------------------------------------------------------------------------------

YIELDS AS OF FEBRUARY 28, 2005
--------------------------------------------------------------------------------
  30-DAY SEC YIELD
--------------------------------------------------------------------------------
                                                       3.31%
--------------------------------------------------------------------------------
  30-DAY TAX-EQUIVALENT YIELDS*
--------------------------------------------------------------------------------
31.98% Tax Bracket                                     4.87%
--------------------------------------------------------------------------------
34.70% Tax Bracket                                     5.07%
--------------------------------------------------------------------------------
39.23% Tax Bracket                                     5.45%
--------------------------------------------------------------------------------
41.05% Tax Bracket                                     5.61%
--------------------------------------------------------------------------------
*The tax brackets indicated are for combined state and federal income tax.
 Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

                                                                    (continued)

------

California Long-Term Tax-Free - Portfolio Commentary

Unlike shorter-maturity notes that suffered price declines as their yields rose with the Fed's rate hikes, longer-maturity bond prices enjoyed price gains as bond yields fell.

Credit quality also affected performance--as investors reached for yield, lower-quality, higher-yielding bonds tended to outperform investment-grade debt.
That yearning for yield also helped California municipal portfolios generally outperform their national counterparts--investors were drawn by the yield premium that still lingered from the state's earlier financial crisis.

YIELD SUMMARY & PERSPECTIVE

Our investment objectives are to seek safety of principal and high current income that is exempt from federal and California income taxes. As of February
28, 2005, we'd invested approximately 70% of the portfolio in debt securities with maturities of 10 years or longer, which offer higher yields as compensation for increased exposure to inflation risk.

The fund's 30-day SEC yield declined from 3.38% on August 31, 2004 to 3.31% on
February 28, 2005, as long-term municipal bonds rallied. That still translated to attractive tax-equivalent yields for California investors (see the yields table on page 29).

PORTFOLIO POSITIONING & STRATEGY

We try to reduce credit risk (the possibility that a bond won't be paid) by buying bonds either rated independently to be in the top four credit quality categories, or determined by us to be of comparable quality. As of February 28,
2005, the portfolio's weighted average credit quality was AA+ with primarily AAA holdings (see the table below). However, that high credit quality was a disadvantage this time, when lower-quality bonds outperformed.

The portfolio's shortened duration also led to underperformance as longer-duration portfolios enjoyed more bond price appreciation. But we were willing to sacrifice some bond rally gains to be in a position to reduce losses if interest rates rose sharply.

OUR COMMITMENT

We remain committed to seeking safety of principal and high current income by investing at least 80% of the fund's assets in debt securities with interest payments exempt from federal and California income taxes. We attempt to keep the fund's weighted average maturity at 10 years or longer.

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           2/28/05               8/31/04
--------------------------------------------------------------------------------
AAA                                          72%                   69%
--------------------------------------------------------------------------------
AA                                           10%                   12%
--------------------------------------------------------------------------------
A                                             8%                   12%
--------------------------------------------------------------------------------
BBB                                          10%                    7%
--------------------------------------------------------------------------------
Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

TOP FIVE SECTORS AS OF FEBRUARY 28, 2005
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
--------------------------------------------------------------------------------
Certificate of Participation/Leases                                25%
--------------------------------------------------------------------------------
Tax Allocation Revenue                                             12%
--------------------------------------------------------------------------------
Water and Sewer Revenue                                            12%
--------------------------------------------------------------------------------
General Obligation                                                  9%
--------------------------------------------------------------------------------
Electric Revenue                                                    8%
--------------------------------------------------------------------------------

------

California Long-Term Tax-Free - Schedule of Investments

FEBRUARY 28, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 96.7%

CALIFORNIA -- 95.6%
--------------------------------------------------------------------------------
      $ 1,190,000  Alameda Corridor
                   Transportation Auth. Rev.,
                   Series 1999 A, 5.125%,
                   10/1/17 (MBIA)                                  $  1,296,463
--------------------------------------------------------------------------------
        5,235,000  Antioch Public Financing Auth.
                   Rev., Series 2002 A, (Municipal
                   Facilities), 5.50%, 1/1/32
                   (MBIA)(1)                                          5,673,641
--------------------------------------------------------------------------------
        4,730,000  Antioch Public Financing Auth.
                   Rev., Series 2002 B, (Municipal
                   Facilities), 5.625%, 1/1/22
                   (MBIA)(1)                                          5,222,440
--------------------------------------------------------------------------------
        6,005,000  Antioch Public Financing Auth.
                   Rev., Series 2002 B, (Municipal
                   Facilities), 5.625%, 1/1/27
                   (MBIA)(1)                                          6,607,001
--------------------------------------------------------------------------------
          910,000  Banning COP, (Wastewater
                   System, Refunding &
                   Improvement), 8.00%, 1/1/19
                   (AMBAC)                                            1,137,054
--------------------------------------------------------------------------------
        4,135,000  Bell Community
                   Redevelopment Agency Tax
                   Allocation Rev., (Bell
                   Redevelopment Project Area),
                   5.625%, 10/1/33 (RADIAN)(1)                        4,444,960
--------------------------------------------------------------------------------
        5,195,000  Bell GO, (Election 2003),
                   5.00%, 8/1/34 (MBIA)(1)                            5,410,800
--------------------------------------------------------------------------------
        1,205,000  Berryessa Union School District
                   GO, Series 2001 B, (Election of
                   1999), 5.375%, 8/1/17 (FSA)                        1,340,442
--------------------------------------------------------------------------------
        1,205,000  Berryessa Union School District
                   GO, Series 2001 B, (Election of
                   1999), 5.375%, 8/1/18 (FSA)                        1,338,454
--------------------------------------------------------------------------------
        3,500,000  Big Bear Lake Water Rev.,
                   6.00%, 4/1/22 (MBIA)                               4,250,645
--------------------------------------------------------------------------------
        9,000,000  California Department of Water
                   Resources Power Supply Rev.,
                   Series 2002 A, 5.375%, 5/1/17
                   (XLCA)(1)                                          9,996,030
--------------------------------------------------------------------------------
        4,000,000  California Educational Facilities
                   Auth. Rev., (Pepperdine
                   University), 5.75%, 9/15/30                        4,348,440
--------------------------------------------------------------------------------
        2,000,000  California Educational Facilities
                   Auth. Rev., (University of
                   Pacific), 5.25%, 11/1/34                           2,107,980
--------------------------------------------------------------------------------
        8,570,000  California Educational Facilities
                   Auth. Rev., (University of
                   Southern California), 5.50%,
                   10/1/27(1)                                         9,337,358
--------------------------------------------------------------------------------
        1,920,000  California Educational Facilities
                   Auth. Rev., (Western University
                   Health Sciences), 6.00%,
                   10/1/32                                            2,004,826
--------------------------------------------------------------------------------
        3,035,000  California Educational Facilities
                   Auth. Rev., Series 1997 B,
                   (Pooled College & University
                   Projects), 6.30%, 4/1/07,
                   Prerefunded at 102% of Par(2)                      3,314,038
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,220,000  California Educational Facilities
                   Auth. Rev., Series 2004 C,
                   (Lutheran University), 5.00%,
                   10/1/29                                         $  1,244,644
--------------------------------------------------------------------------------
        3,000,000  California GO, 6.125%,
                   10/1/11 (AMBAC)                                    3,492,480
--------------------------------------------------------------------------------
        5,000,000  California GO, 5.625%, 5/1/20                      5,540,450
--------------------------------------------------------------------------------
        1,000,000  California GO, 5.00%, 2/1/25                       1,037,900
--------------------------------------------------------------------------------
        3,000,000  California Health Facilities
                   Financing Auth. Rev., Series
                   1989 A, (Kaiser Permanente),
                   7.15%, 10/1/09(3)                                  2,538,060
--------------------------------------------------------------------------------
          365,000  California Health Facilities
                   Financing Auth. Rev., Series
                   1992 A, 6.75%, 3/1/20
                   (California Mortgage Insurance)                      366,150
--------------------------------------------------------------------------------
        1,290,000  California Health Facilities
                   Financing Auth. Rev., Series
                   1992 C, (AIDS Healthcare
                   Foundation), 6.25%, 9/1/17
                   (California Mortgage Insurance)                    1,293,315
--------------------------------------------------------------------------------
        5,165,000  California Health Facilities
                   Financing Auth. Rev., Series
                   1993 C, (St. Francis Memorial
                   Hospital), 5.875%, 11/1/23(2)                      6,251,819
--------------------------------------------------------------------------------
          455,000  California Housing Finance
                   Agency Single Family
                   Mortgage Rev., Series 1998 C4,
                   5.65%, 8/1/16                                        459,973
--------------------------------------------------------------------------------
        4,000,000  California Public Works Board
                   Lease Rev., Series 1993 A,
                   (Department of Corrections),
                   5.00%, 12/1/19 (AMBAC)                             4,368,480
--------------------------------------------------------------------------------
        1,000,000  California Public Works Board
                   Lease Rev., Series 1993 B,
                   (Various University of
                   California Projects), 5.25%,
                   6/1/20                                             1,123,360
--------------------------------------------------------------------------------
        4,600,000  California Public Works Board
                   Lease Rev., Series 1993 D,
                   (Department of Corrections),
                   5.25%, 6/1/15 (FSA)                                5,145,790
--------------------------------------------------------------------------------
        2,400,000  California Public Works Board
                   Rev., Series 2003 C,
                   (Department Corrections),
                   5.00%, 6/1/24                                      2,493,840
--------------------------------------------------------------------------------
        2,000,000  California State Department of
                   Water Resources Rev., Series
                   2005 AC, (System Central
                   Various), 5.00%, 12/1/25
                   (MBIA)                                             2,111,300
--------------------------------------------------------------------------------
        3,625,000  California State Department of
                   Water Resources Rev., Series
                   2005 AC, (System Central
                   Various), 5.00%, 12/1/26
                   (MBIA)                                             3,823,795
--------------------------------------------------------------------------------
        3,135,000  California State Universities
                   and Colleges Rev., 5.75%,
                   11/1/15 (FGIC)                                     3,262,908
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Long-Term Tax-Free - Schedule of Investments

FEBRUARY 28, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 2,800,000  California State University
                   Channel Islands Financing
                   Auth. Rev., Series 2004 A,
                   (Rental Housing & Town
                   Center), 2.50%, 8/1/07 (LOC:
                   Citibank N.A.)                                  $  2,791,152
--------------------------------------------------------------------------------
        3,925,000  California Statewide
                   Communities Development
                   Auth. Rev. COP, (Gemological
                   Institute), 6.75%, 5/1/10
                   (Connie Lee)(2)                                    4,434,936
--------------------------------------------------------------------------------
       14,500,000  California Statewide
                   Communities Development
                   Auth. Rev., Series 1998 A,
                   (Sherman Oaks), 5.00%,
                   8/1/22 (AMBAC)(1)                                 15,781,944
--------------------------------------------------------------------------------
        1,250,000  California Statewide
                   Communities Development
                   Auth. Rev., Series 2005 A,
                   (Daughters of Charity Health),
                   5.25%, 7/1/30(4)                                   1,286,100
--------------------------------------------------------------------------------
        3,000,000  California Statewide
                   Communities Development
                   Auth. Rev., Series 2005 A,
                   (Daughters of Charity Health),
                   5.25%, 7/1/35(4)                                   3,081,240
--------------------------------------------------------------------------------
        5,695,000  Capistrano Unified School
                   District Community Facilities
                   Special Tax Rev., (Refunding
                   Issue 1988-1), 6.50%, 9/1/14
                   (FSA)                                              6,142,855
--------------------------------------------------------------------------------
        1,275,000  Carson Redevelopment Agency
                   Residential Mortgage COP,
                   (Area No. 1), 5.50%, 10/1/16
                   (MBIA)                                             1,461,813
--------------------------------------------------------------------------------
        1,520,000  Castaic Lake Water Agency
                   COP, Series 1994 A, (Water
                   System Improvement), 7.00%,
                   8/1/12 (MBIA)                                      1,861,818
--------------------------------------------------------------------------------
        1,320,000  Coalinga Public Financing Auth.
                   Local Obligation Rev., Series
                   1998 A, 6.375%, 9/15/21
                   (AMBAC)                                            1,665,365
--------------------------------------------------------------------------------
       13,500,000  Compton Community
                   Redevelopment Agency Tax
                   Allocation Rev., Series 1995 A,
                   6.50%, 8/1/13 (FSA)(1)                            14,004,089
--------------------------------------------------------------------------------
        2,615,000  Concord Joint Powers
                   Financing Auth. Lease Rev.,
                   (Concord Avenue Parking
                   Structure), 5.125%, 3/1/23                         2,730,845
--------------------------------------------------------------------------------
        2,580,000  Concord Joint Powers
                   Financing Auth. Lease Rev.,
                   (Police Facilities), 5.25%,
                   8/1/13                                             2,873,449
--------------------------------------------------------------------------------
        2,200,000  Contra Costa Water District
                   Rev., Series 1992 E, 6.25%,
                   10/1/12 (AMBAC)                                    2,523,422
--------------------------------------------------------------------------------
        1,580,000  El Segundo Unified School
                   District GO, 5.375%, 9/1/12,
                   Prerefunded at 100% of Par
                   (FGIC)(2)                                          1,786,585
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 2,620,000  Escondido Unified School
                   District COP, 4.75%, 7/1/19
                   (MBIA)                                          $  2,819,382
--------------------------------------------------------------------------------
        1,975,000  Fresno Sewer Rev., Series
                   1993 A-1, 6.25%, 9/1/14
                   (AMBAC)                                            2,381,238
--------------------------------------------------------------------------------
        9,350,000  Imperial Irrigation District COP,
                   (Water Systems), 5.50%,
                   7/1/29 (AMBAC)                                    10,167,003
--------------------------------------------------------------------------------
        1,815,000  Kern High School District GO,
                   7.15%, 8/1/14 (MBIA)(2)                            2,314,016
--------------------------------------------------------------------------------
        1,340,000  Kern High School District GO,
                   Series 1992 C, 6.25%, 8/1/13
                   (MBIA)(2)                                          1,603,364
--------------------------------------------------------------------------------
        3,630,000  Kern High School District GO,
                   Series 1993 D, 7.00%, 8/1/17
                   (MBIA)(2)                                          3,700,749
--------------------------------------------------------------------------------
        1,250,000  Lancaster Financing Auth. Rev.,
                   (Projects No. 5 & 6), 5.60%,
                   2/1/34                                             1,281,250
--------------------------------------------------------------------------------
        1,335,000  Little Lake City School District
                   GO, Series 2000 A, 6.125%,
                   7/1/25 (FSA)                                       1,525,224
--------------------------------------------------------------------------------
        2,240,000  Lodi Unified School District
                   COP, Series 2005 A, (Aspire),
                   5.00%, 8/1/32 (FGIC)                               2,324,314
--------------------------------------------------------------------------------
        1,605,000  Long Beach Bond Finance Auth.
                   Lease Rev., (Plaza Parking
                   Facility), 5.25%, 11/1/21                          1,690,177
--------------------------------------------------------------------------------
        2,675,000  Los Angeles Community
                   Redevelopment Agency
                   Housing Rev., Series 1994 A,
                   6.45%, 7/1/17 (AMBAC)                              2,735,535
--------------------------------------------------------------------------------
        8,500,000  Los Angeles Department of
                   Water & Power Rev., Series
                   2001 AA3, (Power Systems),
                   5.25%, 7/1/24                                      8,760,695
--------------------------------------------------------------------------------
       12,810,000  Los Angeles Department of
                   Water & Power Rev., Series
                   2003 A, 5.00%, 7/1/38 (FGIC)                      13,217,999
--------------------------------------------------------------------------------
       10,580,000  Manteca Redevelopment
                   Agency Rev., (Sub Amended
                   Merged Area), 5.00%, 10/1/36
                   (AMBAC)                                           10,946,491
--------------------------------------------------------------------------------
        8,000,000  Metropolitan Water District of
                   Southern California Rev.,
                   5.75%, 8/10/18                                     9,385,920
--------------------------------------------------------------------------------
        1,915,000  Mid-Peninsula Regional Open
                   Space District Financing Auth.
                   Rev., 5.90%, 9/1/14 (AMBAC)                        2,035,319
--------------------------------------------------------------------------------
        2,165,000  Mid-Peninsula Regional Open
                   Space District GO, 7.00%,
                   9/1/14                                             2,214,362
--------------------------------------------------------------------------------
       10,300,000  Modesto, Stockton, Redding
                   Public Power Agency Rev.,
                   Series 1989 D, (San Juan),
                   6.75%, 7/1/20 (MBIA)(2)                           12,582,583
--------------------------------------------------------------------------------
        1,065,000  Mountain View School District
                   Santa Clara County GO, Series
                   2000 B, 6.125%, 7/1/25 (FSA)                       1,236,880
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Long-Term Tax-Free - Schedule of Investments

FEBRUARY 28, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,000,000  New Haven Unified School
                   District GO, 12.00%, 8/1/18
                   (FSA)                                           $  1,811,630
--------------------------------------------------------------------------------
        1,000,000  Oakland Joint Powers
                   Financing Auth. Rev.,
                   (Convention Centers), 5.50%,
                   10/1/14 (AMBAC)                                    1,143,320
--------------------------------------------------------------------------------
        6,110,000  Oakland Redevelopment Agency
                   Tax Allocation Rev., (Central
                   District), 5.50%, 2/1/14
                   (AMBAC)                                            6,861,774
--------------------------------------------------------------------------------
        1,680,000  Oceanside COP, Series 2003 A,
                   5.25%, 4/1/17 (AMBAC)                              1,830,545
--------------------------------------------------------------------------------
        7,130,000  Ontario COP, (Water System
                   Improvement), 5.00%, 7/1/29
                   (MBIA)                                             7,379,764
--------------------------------------------------------------------------------
        4,650,000  Orange County Community
                   Facilities District Special Tax
                   Rev., Series 2005 A, (No. 04-1-
                   Ladera Ranch), 5.20%, 8/15/34                      4,645,025
--------------------------------------------------------------------------------
        3,100,000  Oxnard School District GO,
                   Series 2001 A, 5.75%, 8/1/22
                   (MBIA)                                             3,695,820
--------------------------------------------------------------------------------
        2,695,000  Pasadena COP, (Old Pasadena
                   Parking Facility), 6.25%, 1/1/18                   3,157,947
--------------------------------------------------------------------------------
        2,500,000  Pico Rivera Water Auth. Rev.,
                   Series 1999 A, (Water Systems),
                   5.50%, 5/1/29 (MBIA)                               2,834,750
--------------------------------------------------------------------------------
        4,475,000  Pittsburg Redevelopment
                   Agency Tax Allocation Rev.,
                   (Los Medanos Community
                   Development), 6.20%, 8/1/07,
                   Prerefunded at 102% of Par(2)                      4,895,963
--------------------------------------------------------------------------------
        5,000,000  Pittsburg Redevelopment
                   Agency Tax Allocation Rev.,
                   (Los Medanos Community
                   Development), 6.25%, 8/1/07,
                   Prerefunded at 102% of Par(2)                      5,476,200
--------------------------------------------------------------------------------
        1,130,000  Pomona COP, Series 2002 AE,
                   (Mission Promenade), 5.375%,
                   10/1/19 (AMBAC)                                    1,242,638
--------------------------------------------------------------------------------
        1,000,000  Pomona Unified School District
                   GO, Series 2000 A, 6.55%,
                   8/1/29 (MBIA)                                      1,309,910
--------------------------------------------------------------------------------
        1,000,000  Pomona Unified School District
                   GO, Series 2001 A, 6.15%,
                   8/1/30 (MBIA)                                      1,207,820
--------------------------------------------------------------------------------
        1,110,000  Poway Redevelopment Agency
                   COP, (Paguay Redevelopment),
                   5.375%, 12/15/20 (AMBAC)                           1,226,816
--------------------------------------------------------------------------------
          585,000  Redlands Unified School
                   District COP, 6.00%, 9/1/12
                   (FSA)                                                586,942
--------------------------------------------------------------------------------
        5,000,000  Riverside County
                   Redevelopment Agency Tax
                   Allocation Rev., Series 2004 A,
                   (Housing), 5.00%, 10/1/37
                   (XLCA)                                             5,122,300
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,580,000  Riverside Redevelopment
                   Agency Rev., Series 2004 A,
                   (Tax Allocation), 5.00%,
                   8/1/28 (FGIC)                                   $  1,646,866
--------------------------------------------------------------------------------
        1,500,000  Sacramento City Financing
                   Auth. Lease Rev., Series 1993 A,
                   5.40%, 11/1/20 (AMBAC)                             1,726,590
--------------------------------------------------------------------------------
        1,000,000  Sacramento City Financing
                   Auth. Rev., 5.50%, 6/1/20                          1,104,080
--------------------------------------------------------------------------------
        1,915,000  Sacramento City Financing
                   Auth. Rev., 5.60%, 6/1/24                          2,127,335
--------------------------------------------------------------------------------
        5,000,000  Sacramento Power Auth. Rev.,
                   (Cogeneration Projects),
                   6.00%, 7/1/22                                      5,241,450
--------------------------------------------------------------------------------
        1,000,000  Saddleback Valley Unified
                   School District Public
                   Financing Auth. Special Tax
                   Rev., Series 1997 A, 6.00%,
                   9/1/16 (FSA)                                       1,189,640
--------------------------------------------------------------------------------
        1,345,000  San Diego Community College
                   District Lease Rev., 6.125%,
                   12/1/06, Prerefunded at
                   102% of Par (MBIA)(2)                              1,455,465
--------------------------------------------------------------------------------
       10,400,000  San Diego County COP,
                   5.625%, 9/1/12 (AMBAC)                            11,859,224
--------------------------------------------------------------------------------
        4,640,000  San Diego County COP,
                   (Burnham Institute), 6.25%,
                   9/1/29                                             4,863,694
--------------------------------------------------------------------------------
        3,355,000  San Diego Redevelopment
                   Agency Tax Allocation Rev.,
                   (Centre City Redevelopment),
                   5.25%, 9/1/19 (FSA)                                3,678,758
--------------------------------------------------------------------------------
        2,715,000  San Marcos Public Facilities
                   Auth. Rev., Series 2000 A, (Tax
                   Increment Project Area 3),
                   6.75%, 10/1/30                                     2,949,223
--------------------------------------------------------------------------------
        3,535,000  San Mateo County Joint
                   Powers Auth. Lease Rev.,
                   (Capital Projects Program),
                   6.50%, 7/1/15 (MBIA)                               4,286,294
--------------------------------------------------------------------------------
        3,975,000  San Mateo County Joint
                   Powers Auth. Lease Rev.,
                   (Capital Projects Program),
                   6.50%, 7/1/16 (MBIA)                               4,892,112
--------------------------------------------------------------------------------
        4,000,000  San Mateo County Joint
                   Powers Auth. Lease Rev.,
                   (Capital Projects Program),
                   6.00%, 7/1/19 (MBIA)                               4,834,680
--------------------------------------------------------------------------------
        3,760,000  San Ysidro School District GO,
                   Series 2005 D, (Capital
                   Appreciation Election 1997),
                   5.09%, 8/1/25 (FGIC)(3)                            1,356,307
--------------------------------------------------------------------------------
        2,000,000  San Ysidro School District GO,
                   Series 2005 D, (Capital
                   Appreciation Election 1997),
                   5.18%, 8/1/29 (FGIC)(3)                              572,840
--------------------------------------------------------------------------------
        3,500,000  Santa Ana Financing Auth.
                   Lease Rev., 6.25%, 7/1/15
                   (MBIA)                                             4,199,230
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Long-Term Tax-Free - Schedule of Investments

FEBRUARY 28, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 3,355,000  Santa Barbara County GO,
                   5.50%, 10/1/22 (AMBAC)                          $  3,729,686
--------------------------------------------------------------------------------
        2,000,000  Santa Margarita-Dana Point
                   Auth. Rev., Series 1994 B,
                   (Improvement Districts 3, 3A,
                   4, 4A), 7.25%, 8/1/14 (MBIA)                       2,562,940
--------------------------------------------------------------------------------
        2,500,000  South Coast Air Quality
                   Management District Building
                   Corp. Rev., (Installment Sale
                   Headquarters), 6.00%, 8/1/11
                   (AMBAC)                                            2,890,525
--------------------------------------------------------------------------------
        2,705,000  South Gate COP, Series 2002 A,
                   5.50%, 9/1/21 (AMBAC)                              3,014,695
--------------------------------------------------------------------------------
        2,000,000  South Gate Public Financing
                   Auth. Tax Allocation Rev.,
                   (Redevelopment Project No. 1),
                   5.75%, 9/1/22 (XLCA)                               2,279,860
--------------------------------------------------------------------------------
        1,425,000  Southern California Public
                   Power Auth. Rev., 7.00%,
                   7/1/09 (Pittsburgh National
                   Bank)                                              1,458,274
--------------------------------------------------------------------------------
        3,260,000  Southern California Public
                   Power Auth. Rev., 6.00%,
                   7/1/18 (Pittsburgh National
                   Bank)                                              3,261,011
--------------------------------------------------------------------------------
        7,315,000  Southern California Public
                   Power Auth. Rev., (Multiple
                   Projects), 6.75%, 7/1/12 (FSA)                     8,839,373
--------------------------------------------------------------------------------
        3,730,000  Southern California Public
                   Power Auth. Rev., (Multiple
                   Projects), 6.75%, 7/1/13 (FSA)                     4,535,419
--------------------------------------------------------------------------------
        5,635,000  Southern California Public
                   Power Auth. Rev., Series
                   2002 A, (Southern
                   Transmission Project), 5.25%,
                   7/1/16 (FSA)                                       6,224,139
--------------------------------------------------------------------------------
        2,000,000  Southern Orange County
                   Finance Auth. Special Tax Rev.,
                   Series 1994 A, 7.00%, 9/1/11
                   (MBIA)                                             2,423,440
--------------------------------------------------------------------------------
        1,450,000  Stanton Redevelopment
                   Agency Tax Allocation Rev.,
                   (Community Development),
                   5.45%, 12/1/17 (AMBAC)                             1,481,726
--------------------------------------------------------------------------------
        2,850,000  Stockton Health Facilities Auth.
                   Rev., Series 1997 A, (Dameron
                   Hospital Association), 5.70%,
                   12/1/14                                            2,988,596
--------------------------------------------------------------------------------
        1,255,000  Sweetwater Auth. Water Rev.,
                   5.50%, 4/1/17 (FSA)                                1,395,259
--------------------------------------------------------------------------------
        1,325,000  Sweetwater Auth. Water Rev.,
                   5.50%, 4/1/18 (FSA)                                1,470,777
--------------------------------------------------------------------------------
        2,000,000  Taft Public Financing Auth.
                   Lease Rev., Series 1997 A,
                   (Community Correctional
                   Facility), 6.05%, 1/1/17                           2,103,380
--------------------------------------------------------------------------------
        2,885,000  Torrance COP, Series 2005 B,
                   (Refinancing & Public
                   Improvement), 5.25%, 6/1/34
                   (AMBAC)                                            3,079,824
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,215,000  Turlock COP, (Emanuel Medical
                   Center Inc.), 5.50%, 10/15/18                   $  1,286,333
--------------------------------------------------------------------------------
        1,285,000  Turlock COP, (Emanuel Medical
                   Center Inc.), 5.50%, 10/15/19                      1,357,191
--------------------------------------------------------------------------------
        2,500,000  Ukiah Electric Rev., 6.25%,
                   6/1/18 (MBIA)                                      2,983,775
--------------------------------------------------------------------------------
        1,000,000  University of California Rev.,
                   Series 2004 A, (UCLA Medical
                   Center), 5.50%, 5/15/24
                   (AMBAC)                                            1,108,470
--------------------------------------------------------------------------------
        1,445,000  Walnut Valley Unified School
                   District GO, Series 1992 B,
                   6.00%, 8/1/10 (AMBAC)(2)                           1,659,337
--------------------------------------------------------------------------------
        3,020,000  Watsonville Insured Hospital
                   Rev., Series 1996 A,
                   (Community Hospital), 6.20%,
                   7/1/12 (California Mortgage
                   Insurance)(2)                                      3,462,249
--------------------------------------------------------------------------------
        4,525,000  Woodland COP, (Wastewater
                   System Reference), 5.75%,
                   3/1/12 (AMBAC)                                     5,164,699
--------------------------------------------------------------------------------
                                                                    450,906,880
--------------------------------------------------------------------------------
PUERTO RICO -- 1.1%
--------------------------------------------------------------------------------
        4,000,000  Puerto Rico Electric Power
                   Auth. Rev., Series 2002 II,
                   5.375%, 7/1/17 (XLCA)                              4,476,000
--------------------------------------------------------------------------------
          500,000  Puerto Rico Public Buildings
                   Auth. Rev., Series 2002 D,
                   (Government Facilities),
                   5.375%, 7/1/12, Prerefunded
                   at 100% of Par(2)                                    560,725
--------------------------------------------------------------------------------
                                                                      5,036,725
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $420,499,261)                                                 455,943,605
--------------------------------------------------------------------------------
MUNICIPAL DERIVATIVES -- 0.3%

CALIFORNIA -- 0.3%
--------------------------------------------------------------------------------
        1,000,000  San Diego County Water Auth.
                   Rev. COP, (Registration Rites),
                   Yield Curve Notes, Inverse
                   Floater, 9.61%, 4/22/09 (FGIC)(5)
(Cost $1,027,729)                                                     1,218,320
--------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES -- 2.9%

CALIFORNIA -- 2.9%
--------------------------------------------------------------------------------
          100,000  California Economic Recovery
                   Rev., Series 2004 C1, VRDN,
                   1.78%, 3/1/05 (SBBPA:
                   Landesbank
                   Baden-Wuerttemberg)                                  100,000
--------------------------------------------------------------------------------
        2,075,000  California Economic Recovery
                   Rev., Series 2004 C3, VRDN,
                   1.80%, 3/1/05 (State
                   Guaranteed) (LOC: Landesbank
                   Baden-Wuerttemberg)                                2,075,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Long-Term Tax-Free - Schedule of Investments

FEBRUARY 28, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 2,200,000  California GO, Series 2003 C4,
                   VRDN, 1.85%, 3/3/05 (LOC:
                   Landesbank Hessen-Thuringen
                   Girozentrale, Bank of America
                   N.A., Bank of Nova Scotia)                      $  2,200,000
--------------------------------------------------------------------------------
        5,000,000  Irvine Ranch Water District
                   COP, VRDN, 1.80%, 3/1/05
                   (LOC: Landesbank
                   Baden-Wuerttemberg)                                5,000,000
--------------------------------------------------------------------------------
        4,300,000  Orange County Housing Auth.
                   Rev., Series 1985 CC, (Lantern
                   Pines), VRDN, 1.87%, 3/2/05
                   (FNMA)                                             4,300,000
--------------------------------------------------------------------------------
TOTAL SHORT-TERM MUNICIPAL
SECURITIES
(Cost $13,675,000)                                                   13,675,000
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS(6)

          116,000  Federated California Municipal
                   Cash Trust
(Cost $116,000)                                                    $    116,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 99.9%
(Cost $435,317,990)                                                 470,952,925
--------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES -- 0.1%                                                     498,694
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $471,451,619
================================================================================

FUTURES CONTRACTS*
--------------------------------------------------------------------------------
                          Expiration      Underlying Face
    Contracts Sold           Date         Amount at Value      Unrealized Gain
--------------------------------------------------------------------------------
  200  U.S. Treasury
       2-Year Notes        June 2005        $41,478,125             $12,685
--------------------------------------------------------------------------------
   50  U.S. Treasury
       10-Year Notes       June 2005          5,493,750              22,265
--------------------------------------------------------------------------------
                                            $46,971,875             $34,950
                                          ======================================

*FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By selling futures, the fund hedges its investments against price fluctuations.

NOTES TO SCHEDULE OF INVESTMENTS

Ambac = Ambac Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FNMA = Federal National Mortgage Association.

FSA = Financial Security Assurance, Inc.

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corporation

RADIAN = Radian Asset Assurance, Inc.

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective February 28, 2005.

XLCA = XL Capital Ltd.

(1) Security, or a portion thereof, has been segregated for a when-issued security or futures contract.

(2) Escrowed to maturity in U.S. government securities or state and local government securities.

(3) Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(4) When-issued security.

(5) Inverse floaters have interest rates that move inversely to market interest rates. Inverse floaters typically have durations longer than long-term bonds, which may cause their value to be more volatile than long-term bonds when interest rates change. Final maturity is indicated.

(6)  Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

------

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2004 to February 28,
2005.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                    (continued)

------

Shareholder Fee Examples (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                     EXPENSES PAID
                   BEGINNING          ENDING        DURING PERIOD*    ANNUALIZED
                  ACCOUNT VALUE    ACCOUNT VALUE       9/1/04 -         EXPENSE
                     9/1/04           2/28/05           2/28/05         RATIO*
--------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET INVESTOR CLASS SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
Actual               $1,000          $1,005.80           $2.59           0.52%
--------------------------------------------------------------------------------
Hypothetical         $1,000          $1,022.22           $2.61           0.52%
--------------------------------------------------------------------------------
CALIFORNIA LIMITED-TERM TAX-FREE INVESTOR CLASS SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
Actual               $1,000          $1,002.80           $2.48           0.50%
--------------------------------------------------------------------------------
Hypothetical         $1,000          $1,022.32           $2.51           0.50%
--------------------------------------------------------------------------------
CALIFORNIA INTERMEDIATE-TERM TAX-FREE INVESTOR CLASS SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
Actual               $1,000          $1,012.70           $2.50           0.50%
--------------------------------------------------------------------------------
Hypothetical         $1,000          $1,022.32           $2.51           0.50%
--------------------------------------------------------------------------------
CALIFORNIA LONG-TERM TAX-FREE INVESTOR CLASS SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
Actual               $1,000          $1,026.10           $2.51           0.50%
--------------------------------------------------------------------------------
Hypothetical         $1,000          $1,022.32           $2.51           0.50%
--------------------------------------------------------------------------------
*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------

Statement of Assets and Liabilities

FEBRUARY 28, 2005 (UNAUDITED)
----------------------------------------------------------------------------------------------------
                                        CALIFORNIA      CALIFORNIA     CALIFORNIA       CALIFORNIA
                                         TAX-FREE      LIMITED-TERM   INTERMEDIATE-      LONG-TERM
                                       MONEY MARKET      TAX-FREE     TERM TAX-FREE      TAX-FREE
----------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------
Investment securities, at value
(cost of $584,385,255,
$207,068,965, $400,796,790
and $435,317,990, respectively)        $584,385,255    $210,959,632    $422,901,717    $470,952,925
-----------------------------------
Cash                                        359,831          36,020          51,360              --
-----------------------------------
Receivable for capital shares sold               --         120,454         214,311          97,910
-----------------------------------
Receivable for variation margin
on futures contracts                             --          74,354          79,061          63,182
-----------------------------------
Interest receivable                       2,518,576       1,980,236       5,224,490       5,534,811
-----------------------------------
Prepaid portfolio insurance                  98,356              --              --              --
----------------------------------------------------------------------------------------------------
                                        587,362,018     213,170,696     428,470,939     476,648,828
----------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------
Disbursements in excess
of demand deposit cash                           --              --              --         120,271
-----------------------------------
Payable for investments purchased                --      10,164,513       6,814,279       4,371,253
-----------------------------------
Accrued management fees                     223,970          76,542         158,455         178,076
-----------------------------------
Dividends payable                           103,540          98,329         338,605         527,609
----------------------------------------------------------------------------------------------------
                                            327,510      10,339,384       7,311,339       5,197,209
----------------------------------------------------------------------------------------------------

NET ASSETS                             $587,034,508    $202,831,312    $421,159,600    $471,451,619
====================================================================================================
CAPITAL SHARES
----------------------------------------------------------------------------------------------------
Outstanding (unlimited number
of shares authorized)                   587,078,239      19,157,453      37,169,928      40,196,678
====================================================================================================

NET ASSET VALUE PER SHARE                     $1.00          $10.59          $11.33          $11.73
====================================================================================================
NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------
Capital paid in                        $587,078,239    $199,583,905    $398,615,160    $431,038,202
-----------------------------------
Accumulated undistributed net
realized gain (loss) on
investment transactions                     (43,731)       (694,420)        399,284       4,743,532
-----------------------------------
Net unrealized appreciation
on investments                                   --       3,941,827      22,145,156      35,669,885
----------------------------------------------------------------------------------------------------
                                       $587,034,508    $202,831,312    $421,159,600    $471,451,619
====================================================================================================

See Notes to Financial Statements.

------

Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2005 (UNAUDITED)
----------------------------------------------------------------------------------------------------
                                        CALIFORNIA      CALIFORNIA     CALIFORNIA       CALIFORNIA
                                         TAX-FREE      LIMITED-TERM   INTERMEDIATE-      LONG-TERM
                                       MONEY MARKET      TAX-FREE     TERM TAX-FREE      TAX-FREE
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------------------
INCOME:
-----------------------------------
Interest                                 $5,073,199     $ 3,470,763     $ 9,291,366     $11,288,698
----------------------------------------------------------------------------------------------------

EXPENSES:
-----------------------------------
Management fees                           1,468,976         510,533       1,018,613       1,144,184
-----------------------------------
Trustees' fees and expenses                  16,388           5,230          10,313          11,597
-----------------------------------
Portfolio insurance                          60,372              --              --              --
-----------------------------------
Other expenses                               26,038             921             676             870
----------------------------------------------------------------------------------------------------
                                          1,571,774         516,684       1,029,602       1,156,651
----------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                     3,501,425       2,954,079       8,261,764      10,132,047
----------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
----------------------------------------------------------------------------------------------------
Net realized gain (loss) on
investment transactions                     (38,147)        205,198       1,448,831       6,499,769
-----------------------------------
Change in net unrealized
appreciation on investments                      --      (2,578,929)     (4,534,957)     (4,808,931)
----------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
GAIN (LOSS)                                 (38,147)     (2,373,731)     (3,086,126)      1,690,838
----------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                $3,463,278     $   580,348     $ 5,175,638     $11,822,885
====================================================================================================

See Notes to Financial Statements.

------

Statement of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2005 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2004
----------------------------------------------------------------------------------------------------
                                            CALIFORNIA TAX-FREE          CALIFORNIA LIMITED-TERM
                                               MONEY MARKET                      TAX-FREE
----------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS                     2005            2004            2005            2004
----------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------
Net investment income                 $   3,501,425   $   3,567,066    $  2,954,079    $  5,974,260
-----------------------------------
Net realized gain (loss)                    (38,147)        164,580         205,198        (899,680)
-----------------------------------
Change in net
unrealized appreciation                          --              --      (2,578,929)        933,894
----------------------------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                 3,463,278       3,731,646         580,348       6,008,474
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------
From net investment income               (3,503,421)     (3,615,059)     (2,954,079)     (5,974,260)
-----------------------------------
From net realized gains                          --              --              --         (60,656)
----------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                       (3,503,421)     (3,615,059)     (2,954,079)     (6,034,916)
----------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
----------------------------------------------------------------------------------------------------
Proceeds from shares sold               174,153,070     568,773,384      21,314,760      68,928,584
-----------------------------------
Proceeds from reinvestment
of distributions                          2,948,215       3,017,714       2,329,811       4,484,702
-----------------------------------
Payments for shares redeemed           (190,908,738)   (592,773,008)    (38,388,994)    (81,467,813)
----------------------------------------------------------------------------------------------------
Net decrease in net assets
from capital share transactions         (13,807,453)    (20,981,910)    (14,744,423)     (8,054,527)
----------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS              (13,847,596)    (20,865,323)    (17,118,154)     (8,080,969)

NET ASSETS
----------------------------------------------------------------------------------------------------
Beginning of period                     600,882,104     621,747,427     219,949,466     228,030,435
----------------------------------------------------------------------------------------------------
End of period                         $ 587,034,508   $ 600,882,104    $202,831,312    $219,949,466
====================================================================================================

Undistributed net
investment income                                --          $1,996              --              --
====================================================================================================
TRANSACTIONS IN SHARES OF THE FUNDS
----------------------------------------------------------------------------------------------------
Sold                                    174,153,070     568,773,384       1,998,355       6,402,252
-----------------------------------
Issued in reinvestment
of distributions                          2,948,215       3,017,714         218,679         417,385
-----------------------------------
Redeemed                               (190,908,738)   (592,773,008)     (3,598,890)     (7,592,192)
----------------------------------------------------------------------------------------------------
Net decrease in shares
of the funds                            (13,807,453)    (20,981,910)     (1,381,856)       (772,555)
====================================================================================================

See Notes to Financial Statements.                                  (continued)

------

Statement of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2005 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2004
----------------------------------------------------------------------------------------------------
                                        CALIFORNIA INTERMEDIATE-TERM      CALIFORNIA LONG-TERM
                                                 TAX-FREE                        TAX-FREE
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS          2005            2004            2005            2004
----------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------
Net investment income                  $  8,261,764   $  17,002,416    $ 10,132,047    $ 21,267,930
-----------------------------------
Net realized gain (loss)                  1,448,831        (776,749)      6,499,769      (1,756,223)
-----------------------------------
Change in net
unrealized appreciation                  (4,534,957)      5,888,037      (4,808,931)     12,678,939
----------------------------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                 5,175,638      22,113,704      11,822,885      32,190,646
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------
From net investment income               (8,261,764)    (17,002,416)    (10,132,047)    (21,411,265)
-----------------------------------
From net realized gains                          --              --              --        (174,471)
----------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                       (8,261,764)    (17,002,416)    (10,132,047)    (21,585,736)
----------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
----------------------------------------------------------------------------------------------------
Proceeds from shares sold                23,335,708      50,224,370      19,929,234      46,144,755
-----------------------------------
Proceeds from reinvestment
of distributions                          6,102,708      12,454,672       6,747,658      14,485,976
-----------------------------------
Payments for shares redeemed            (23,847,259)   (100,267,211)    (25,806,632)    (99,510,535)
----------------------------------------------------------------------------------------------------
Net increase (decrease) in
net assets from capital
share transactions                        5,591,157     (37,588,169)        870,260     (38,879,804)
----------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                             2,505,031     (32,476,881)      2,561,098     (28,274,894)

NET ASSETS
----------------------------------------------------------------------------------------------------
Beginning of period                     418,654,569     451,131,450     468,890,521     497,165,415
----------------------------------------------------------------------------------------------------
End of period                          $421,159,600   $ 418,654,569    $471,451,619    $468,890,521
====================================================================================================
TRANSACTIONS IN SHARES OF THE FUNDS
----------------------------------------------------------------------------------------------------
Sold                                      2,048,370       4,389,217       1,695,947       3,952,532
-----------------------------------
Issued in reinvestment
of distributions                            536,172       1,091,123         575,107       1,243,981
-----------------------------------
Redeemed                                 (2,093,858)     (8,793,299)     (2,200,614)     (8,557,548)
----------------------------------------------------------------------------------------------------
Net increase (decrease) in
shares of the funds                         490,684      (3,312,959)         70,440      (3,361,035)
====================================================================================================

See Notes to Financial Statements.

------

Notes to Financial Statements

FEBRUARY 28, 2005 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century California Tax-Free and Municipal Funds (the
trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. California Tax-Free Money Market Fund
(Tax-Free Money Market), California Limited-Term Tax-Free Fund (Limited-Term),
California Intermediate-Term Tax-Free Fund (Intermediate-Term), and California
Long-Term Tax-Free Fund (Long-Term) (collectively, the funds) are four funds in a series issued by the trust. The funds are diversified under the 1940 Act. The funds' investment objectives are to seek safety of principal and high current income that is exempt from federal and California income taxes. The funds invest primarily in municipal obligations with maturities based on the maturity range described in that fund's name. The following is a summary of the funds'
significant accounting policies.

SECURITY VALUATIONS -- Securities of Tax-Free Money Market are valued at amortized cost, which approximates current market value. Securities of
Limited-Term, Intermediate-Term, and Long-Term are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium. If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of Trustees or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the funds to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New York Stock
Exchange) that was likely to have changed the value of the security; a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The funds may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet the purchase price.

FUTURES CONTRACTS -- Limited-Term, Intermediate-Term, and Long-Term may enter into futures contracts in order to manage the funds' exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, Limited-Term, Intermediate-Term, and Long-Term are required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the funds. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. Limited-Term, Intermediate-Term, and Long-Term recognize a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually. Tax-Free Money Market does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any capital gains distributions.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

                                                                    (continued)

------

Notes to Financial Statements

FEBRUARY 28, 2005 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with
American Century Investment Management Inc. (ACIM), under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee). The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, portfolio insurance
(money market funds only), interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment advisor that are in the same broad investment category as each fund and (2) a Complex Fee based on the assets of all the funds in the American
Century family of funds. The rates for the Investment Category Fee range from
0.1570% to 0.2700% for Tax-Free Money Market and from 0.1625% to 0.2800% for
Limited-Term, Intermediate-Term, and Long-Term. The rates for the Complex Fee range from 0.2500% to 0.3100%. For the six months ended February 28, 2005, the effective annual management fee was 0.49% for each of the funds.

MONEY MARKET INSURANCE -- Effective February 1, 2005, Tax-Free Money Market,
along with other money market funds managed by ACIM, has entered into an insurance agreement with Ambac Assurance Corporation (Ambac). Ambac provides limited coverage for certain loss events including issuer defaults as to payment of principal or interest and insolvency of a credit enhancement provider.
Tax-Free Money Market pays annual premiums to Ambac, which are amortized daily over one year. Through January 31, 2005, Tax-Free Money Market, along with other money market funds managed by ACIM, had entered into an insurance agreement with
MBIA Insurance Corporation. For the six months ended February 28, 2005, the annualized ratio of money market insurance expense to average net assets was
0.02%.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment advisor, ACIM, the distributor of the trust, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC (formerly American
Century Services Corporation).

Limited-Term, Intermediate-Term, and Long-Term have a bank line of credit agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the funds and a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPM). JPM is an equity investor in ACC.

3. INVESTMENT TRANSACTIONS

Investment transactions in municipal obligations, excluding short-term investments, for the six months ended February 28, 2005, were as follows:

--------------------------------------------------------------------------------
                                                  INTERMEDIATE-
                               LIMITED-TERM           TERM            LONG-TERM
--------------------------------------------------------------------------------
Purchases                       $75,505,694        $80,892,180       $94,520,241
--------------------------------------------------------------------------------
Proceeds from sales             $78,866,429        $64,410,906       $92,906,752
--------------------------------------------------------------------------------

All investment transactions for Tax-Free Money Market were considered short-term during the six months ended February 28, 2005.

4. BANK LINE OF CREDIT

Limited-Term, Intermediate-Term, and Long-Term, along with certain other funds managed by ACIM, have a $575,000,000 unsecured bank line of credit agreement with JPMCB, which was renewed from $650,000,000 effective December 15, 2004. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The funds did not borrow from the line during the six months ended February 28, 2005.

                                                                    (continued)

------

Notes to Financial Statements

FEBRUARY 28, 2005 (UNAUDITED)

5. RISK FACTORS

The funds concentrate their investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification. Income may be subject to state and local taxes and, if applicable, the alternative minimum tax.

6. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of February 28, 2005, the components of investments for federal tax purposes were as follows:

--------------------------------------------------------------------------------
                        TAX-FREE                    INTERMEDIATE-
                      MONEY MARKET   LIMITED-TERM       TERM         LONG-TERM
--------------------------------------------------------------------------------
Federal tax cost
of investments        $584,385,255   $207,068,965   $400,796,790   $435,317,990
================================================================================
Gross tax
appreciation
of investments                  --     $4,356,123    $22,355,409    $35,738,236
-----------------
Gross tax
depreciation
of investments                  --       (465,456)      (250,482)      (103,301)
--------------------------------------------------------------------------------
Net tax
appreciation
of investments                  --     $3,890,667    $22,104,927    $35,634,935
================================================================================

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Following are the capital loss carryovers and capital loss deferral amounts as of August 31, 2004:

--------------------------------------------------------------------------------
                        TAX-FREE                    INTERMEDIATE-
                      MONEY MARKET   LIMITED-TERM       TERM         LONG-TERM
--------------------------------------------------------------------------------
Accumulated
capital losses             $(5,581)            --      $(205,608)   $(1,223,452)
--------------------------------------------------------------------------------
Capital
loss deferral                  $(3)     $(899,618)     $(843,939)     $(598,079)
--------------------------------------------------------------------------------

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire as follows:

--------------------------------------------------------------------------------
                         2005     2006    2007      2008      2009       2012
--------------------------------------------------------------------------------
Tax-Free Money Market   $(743)   $(506)   $(35)   $(4,297)     --            --
--------------------------------------------------------------------------------
Limited-Term               --       --      --         --      --            --
--------------------------------------------------------------------------------
Intermediate-Term          --       --      --         --      --     $(205,608)
--------------------------------------------------------------------------------
Long-Term                  --       --      --         --      --   $(1,223,452)
--------------------------------------------------------------------------------

The capital loss deferrals represent net capital losses incurred in the ten-month period ended August 31, 2004. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

------

California Tax-Free Money Market - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------
                               2005(1)     2004       2003       2002       2001       2000
--------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period            $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
--------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Income         0.01       0.01       0.01       0.01       0.03       0.03
--------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income            (0.01)     (0.01)     (0.01)     (0.01)     (0.03)     (0.03)
--------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                  $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
============================================================================================
  TOTAL RETURN(2)               0.58%      0.58%      0.73%      1.24%      2.86%      3.11%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                   0.52%(3)      0.52%      0.51%      0.51%      0.50%      0.49%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                   1.18%(3)      0.57%      0.76%      1.24%      2.84%      3.07%
-------------------------
Net Assets, End of Period
(in thousands)               $587,035   $600,882   $621,747   $528,188   $551,722   $640,476
--------------------------------------------------------------------------------------------

(1) Six months ended February 28, 2005 (unaudited).

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3) Annualized.

See Notes to Financial Statements.

------

California Limited-Term Tax-Free - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------
                              2005(1)     2004       2003       2002       2001       2000
--------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $10.71     $10.70     $10.82     $10.69     $10.40     $10.27
--------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Income         0.15       0.28       0.30       0.35       0.42       0.41
-------------------------
  Net Realized and
  Unrealized Gain (Loss)       (0.12)      0.01      (0.10)      0.16       0.29       0.13
--------------------------------------------------------------------------------------------
  Total From
  Investment Operations         0.03       0.29       0.20       0.51       0.71       0.54
--------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income            (0.15)     (0.28)     (0.30)     (0.35)     (0.42)     (0.41)
-------------------------
  From Net
  Realized Gains                  --       --(2)     (0.02)     (0.03)        --         --
--------------------------------------------------------------------------------------------
  Total Distributions          (0.15)     (0.28)     (0.32)     (0.38)     (0.42)     (0.41)
--------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $10.59     $10.71     $10.70     $10.82     $10.69     $10.40
============================================================================================
  TOTAL RETURN(3)               0.28%      2.75%      1.87%      4.91%      6.94%      5.44%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                   0.50%(4)      0.50%      0.51%      0.51%      0.51%      0.51%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                   2.83%(4)      2.59%      2.78%      3.30%      3.97%      4.05%
-------------------------
Portfolio Turnover Rate           39%        55%        34%        50%        63%        97%
-------------------------
Net Assets, End of Period
(in thousands)               $202,831   $219,949   $228,030   $205,066   $163,929   $142,205
--------------------------------------------------------------------------------------------

(1) Six months ended February 28, 2005 (unaudited).

(2) Per-share amount was less than $0.005.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.

See Notes to Financial Statements.

------

California Intermediate-Term Tax-Free - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------
                              2005(1)     2004       2003       2002       2001       2000
--------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $11.41     $11.28     $11.55     $11.47     $11.08     $10.85
--------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Income         0.22       0.44       0.45       0.47       0.50       0.50
-------------------------
  Net Realized and
  Unrealized Gain (Loss)       (0.08)      0.13      (0.23)      0.15       0.39       0.23
--------------------------------------------------------------------------------------------
  Total From
  Investment Operations         0.14       0.57       0.22       0.62       0.89       0.73
--------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income            (0.22)     (0.44)     (0.45)     (0.47)     (0.50)     (0.50)
-------------------------
  From Net
  Realized Gains                  --         --      (0.04)     (0.07)        --         --
--------------------------------------------------------------------------------------------
  Total Distributions          (0.22)     (0.44)     (0.49)     (0.54)     (0.50)     (0.50)
--------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $11.33     $11.41     $11.28     $11.55     $11.47     $11.08
============================================================================================
  TOTAL RETURN(2)               1.27%      5.13%      1.91%      5.63%      8.22%      6.95%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                   0.50%(3)      0.50%      0.51%      0.51%      0.51%      0.51%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                   3.97%(3)      3.87%      3.89%      4.13%      4.45%      4.64%
-------------------------
Portfolio Turnover Rate           16%        20%        25%        41%        94%        73%
-------------------------
Net Assets, End of Period
(in thousands)               $421,160   $418,655   $451,131   $477,494   $449,975   $444,571
--------------------------------------------------------------------------------------------

(1) Six months ended February 28, 2005 (unaudited).

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3) Annualized.

See Notes to Financial Statements.

------

California Long-Term Tax-Free - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------
                              2005(1)     2004       2003       2002       2001       2000
--------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $11.69     $11.43     $11.75     $11.70     $11.11     $10.86
--------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Income         0.25       0.51       0.53       0.53       0.55       0.56
-------------------------
  Net Realized and
  Unrealized Gain (Loss)        0.04       0.26      (0.32)      0.05       0.59       0.25
--------------------------------------------------------------------------------------------
  Total From
  Investment Operations         0.29       0.77       0.21       0.58       1.14       0.81
--------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income            (0.25)     (0.51)     (0.53)     (0.53)     (0.55)     (0.56)
-------------------------
  From Net
  Realized Gains                  --       --(2)        --         --         --         --
--------------------------------------------------------------------------------------------
  Total Distributions          (0.25)     (0.51)     (0.53)     (0.53)     (0.55)     (0.56)
--------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $11.73     $11.69     $11.43     $11.75     $11.70     $11.11
============================================================================================
  TOTAL RETURN(3)               2.61%      6.83%      1.81%      5.14%     10.55%      7.79%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                   0.50%(4)      0.50%      0.51%      0.51%      0.51%      0.51%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                   4.34%(4)      4.39%      4.54%      4.58%      4.87%      5.24%
-------------------------
Portfolio Turnover Rate           21%        19%        23%        43%        31%        24%
-------------------------
Net Assets, End of Period
(in thousands)               $471,452   $468,891   $497,165   $327,150   $331,090   $303,480
--------------------------------------------------------------------------------------------

(1) Six months ended February 28, 2005 (unaudited).

(2) Per-share amount was less than $0.005.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.

See Notes to Financial Statements.

------

Additional Information

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The LEHMAN BROTHERS MUNICIPAL BOND INDEX is a market value-weighted index designed for the long-term tax-exempt bond market.

The LEHMAN BROTHERS 3-YEAR MUNICIPAL BOND INDEX is composed of those securities included in the Lehman Brothers Municipal Bond Index that have maturities of 2-4 years.

The LEHMAN BROTHERS MUNICIPAL 5-YEAR GENERAL OBLIGATION (GO) INDEX is composed of investment-grade U.S. municipal securities, with maturities of four to six years, that are general obligations of a state or local government.

The LEHMAN BROTHERS LONG-TERM MUNICIPAL BOND INDEX is composed of those securities included in the Lehman Brothers Municipal Bond Index that have maturities greater than 22 years.

------

Notes

------

Notes

------

[inside back cover - blank]

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY CALIFORNIA TAX-FREE AND
MUNICIPAL FUNDS

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

                         American Century Investment Services, Inc., Distributor

0504                     (c)2005 American Century Proprietary Holdings, Inc.
SH-SAN-42641N            All rights reserved.

[front cover]

American Century Investments
SEMIANNUAL REPORT

[photo of boy with kite]

FEBRUARY 28, 2005

California High-Yield Municipal Fund

                               [american century investments logo and text logo]

Table of Contents

Our Message to You . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

CALIFORNIA HIGH-YIELD MUNICIPAL

FINANCIAL STATEMENTS

OTHER INFORMATION
Share Class Information . . . . . . . . . . . . . . . . . . . . . . . . . . . 24
Additional Information . . . . . . . . . . . . . . . . . . . . . . . . . . . .25

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message

[photo of James E. Stowers III and James E. Stowers, Jr.]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the semiannual report for the California
High-Yield Municipal fund for the six months ended February 28, 2005.

This report contains information that can help you monitor your investment.
You'll find details about your fund's return and holdings as well as data and analysis that provide insight into the market conditions affecting the fund's performance.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.
We also have many informative resources available in the Education & Planning section of our site to help you with your investment strategy.

Your next shareholder report for this fund will be the annual report dated
August 31, 2005, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD

------
1

California High-Yield Municipal - Performance

TOTAL RETURNS AS OF FEBRUARY 28, 2005
                                     -------------------------------
                                          AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                             SINCE     INCEPTION
                          1 YEAR     5 YEARS   10 YEARS    INCEPTION      DATE
--------------------------------------------------------------------------------
INVESTOR CLASS             5.62%      8.05%      7.17%      6.54%       12/30/86
--------------------------------------------------------------------------------
LEHMAN BROTHERS
LONG-TERM
MUNICIPAL
BOND INDEX                 5.79%      8.95%      7.39%      7.84%(1)       --
--------------------------------------------------------------------------------
LIPPER CALIFORNIA
MUNICIPAL DEBT FUNDS
AVERAGE RETURNS            2.90%      6.53%      5.81%      6.33%(1)       --
--------------------------------------------------------------------------------
Investor Class's
Lipper Ranking
as of 2/28/05(2)         5 of 125    5 of 98    1 of 62    7 of 26(1)      --
--------------------------------------------------------------------------------
Investor Class's
Lipper Ranking
as of 3/31/05(2)         4 of 125    2 of 99    1 of 65    5 of 26(1)      --
--------------------------------------------------------------------------------
A Class                                                                  1/31/03
   No sales charge*        5.35%       --         --        6.53%(3)
   With sales charge*      0.64%       --         --        4.20%(3)
--------------------------------------------------------------------------------
B Class                                                                  1/31/03
   No sales charge*        4.57%       --         --        5.75%(3)
   With sales charge*      0.57%       --         --        4.38%(3)
--------------------------------------------------------------------------------
C Class                    4.57%       --         --        5.87%(3)     1/31/03
--------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a maximum 4.50% initial sales charge for fixed income funds and may be subject to a maximum CDSC of
 1.00%. B Class shares redeemed within six years of purchase are subject to a
 CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information
 pages for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Since 12/31/86, the date nearest the Investor Class's inception for which data are available.

(2) Lipper rankings are based on average annual total returns for the Investor
    Class in a given category for the periods indicated.

(3) Class returns would have been lower if service and distribution fees had not been voluntarily waived from 1/31/03 to 3/10/03, 2/19/03, and 3/4/03 for
    A, B, and C Class shares, respectively.

© 2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

Lipper Fund Performance - Performance data is total return, and is preliminary and subject to revision.

Lipper Rankings - Rankings are based only on the universe shown. This listing might not represent the complete universe of funds tracked by Lipper Inc.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline. In addition, the lower-rated securities in which the fund invests are subject to greater credit risk, default risk and liquidity risk. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

                                                                    (continued)

------
2

California High-Yield Municipal - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made February 28, 1995

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended February 28 (except as noted)
----------------------------------------------------------------------------------------------------
                   1996*    1997     1998    1999     2000*    2001    2002    2003    2004*   2005
----------------------------------------------------------------------------------------------------
Investor Class    12.01%    6.97%   10.62%   6.59%   -3.94%   13.40%   6.77%   7.61%   7.01%   5.62%
----------------------------------------------------------------------------------------------------
Lehman Brothers
Long-Term
Municipal
Bond Index        12.56%    6.18%   11.46%   6.40%   -6.23%   16.39%   7.18%   8.03%   7.70%   5.79%
----------------------------------------------------------------------------------------------------
*Period ended February 29.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline. In addition, the lower-rated securities in which the fund invests are subject to greater credit risk, default risk and liquidity risk. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
3

California High-Yield Municipal - Portfolio Commentary

PORTFOLIO MANAGER: STEVEN PERMUT

RETURN SUMMARY & PERSPECTIVE

California High-Yield Municipal returned 3.99%* for the six months ended
February 28, 2005. The fund, its benchmark, and its Lipper group posted positive returns as longer-maturity municipal bonds rallied--the Lehman Brothers
Long-Term Municipal Bond Index returned 5.35% and the Lipper California
Municipal Debt Funds average return was 2.76%.

Municipal investments with longer maturities and durations generally outperformed those with shorter (discussed below). That helps explain why the fund trailed its longer-duration Lehman benchmark. Meanwhile, high-yield municipal investments generally outperformed their investment-grade municipal counterparts, which helped the fund outpace its largely investment-grade Lipper peer group.

ECONOMIC & MARKET PERSPECTIVE

The six-month reporting period featured moderate U.S. economic growth, mild
"core" consumer price inflation reports (based on CPI without food and energy prices), rising short-term interest rates, and escalating oil prices. Economic growth (measured by real annualized growth in gross domestic product, GDP) was
4.0% and 3.8% in the third and fourth quarters of 2004, respectively, and first-quarter 2005 GDP was projected to be around 4.5%.

Despite a 23% increase in the price of crude oil (to over $50 a barrel) during the six months, core CPI reports released during the period (measuring 12-month percentage changes) remained relatively tame, between 1.7% and 2.3%. To slow the economy and keep inflation in check, the Federal Reserve (the Fed) raised its overnight interest rate target by a full percentage point during the period, hiking the rate in four quarter-point increments from 1.5% to 2.5%.

The bond market's faith in the Fed, combined with investors' attempts to "reach for yield," helped longer-maturity bonds outperform their shorter-maturity counterparts for the reporting period. Unlike shorter-maturity notes that suffered price declines as their yields rose with the Fed's rate hikes, longer-maturity bond prices enjoyed price gains as bond yields fell.

Credit quality also affected performance--as investors reached for yield,

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           2/28/05               8/31/04
--------------------------------------------------------------------------------
Weighted Average
Maturity                                  21.4 yrs              20.9 yrs
--------------------------------------------------------------------------------
Average Duration
(Modified)                                 6.5 yrs               6.3 yrs
--------------------------------------------------------------------------------

YIELDS AS OF FEBRUARY 28, 2005
--------------------------------------------------------------------------------
  30-DAY SEC YIELD
--------------------------------------------------------------------------------
Investor Class                                         4.24%
--------------------------------------------------------------------------------
A Class                                                3.82%
--------------------------------------------------------------------------------
B Class                                                3.23%
--------------------------------------------------------------------------------
C Class                                                3.25%
--------------------------------------------------------------------------------
  INVESTOR CLASS 30-DAY TAX-EQUIVALENT YIELDS(1)
--------------------------------------------------------------------------------
31.98% Tax Bracket                                     6.23%
--------------------------------------------------------------------------------
34.70% Tax Bracket                                     6.49%
--------------------------------------------------------------------------------
39.23% Tax Bracket                                     6.98%
--------------------------------------------------------------------------------
41.05% Tax Bracket                                     7.19%
--------------------------------------------------------------------------------
(1) The tax brackets indicated are for combined state and federal income tax.
    Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

*All fund returns and yields referenced in this commentary are for Investor
 Class shares.
                                                                    (continued)

------
4

California High-Yield Municipal - Portfolio Commentary

lower-quality, higher-yielding bonds tended to outperform investment-grade debt.
That yearning for yield also helped California municipal portfolios generally outperform their national counterparts--investors were drawn by the yield premium that still lingered from the state's earlier financial crisis.

YIELD SUMMARY & PERSPECTIVE

Our investment objective is to seek high current income that is exempt from federal and California income taxes. As of February 28, 2005, we'd invested 54%
of the portfolio in below-investment-grade debt (either rated below BBB or unrated but determined by us to be of equivalent quality). These bonds offer higher yields as compensation for their perceived risk, which produces more income and helps keep the portfolio's price sensitivity to interest rate changes relatively low.

The fund's 30-day SEC yield declined from 4.58% on August 31, 2004 to 4.24% on
February 28, 2005 as high-yield municipal bonds rallied. That still translated to attractive tax-equivalent yields for investors (see the yields table on page
4).

PORTFOLIO POSITIONING & STRATEGY

We continued to focus on our approach to portfolio investing and management, the foundations of which are thorough credit reviews and careful security selection.
Though past performance is no guarantee of future results, we believe our process reduces the risks of potential downgrades and defaults inherent to the high-yield sector; there have been no defaults in the portfolio since the fund's inception.

Our investment approach incorporates techniques designed to realize capital appreciation as well as high income. That includes investments in land-secured bonds, which represented the portfolio's largest sector position at the beginning and end (see the table above) of the reporting period. Land-secured bonds have potential for price appreciation as economic conditions improve and/or the projects are developed and their finances solidify.

OUR COMMITMENT

We remain committed to seeking high levels of federal and California tax-exempt current income, as well as capital appreciation, by investing at least 80% of the fund's assets in municipal securities, including securities rated below investment-grade or that are unrated.

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           2/28/05               8/31/04
--------------------------------------------------------------------------------
AAA                                          34%                   32%
--------------------------------------------------------------------------------
AA                                            1%                    2%
--------------------------------------------------------------------------------
BBB                                          11%                   10%
--------------------------------------------------------------------------------
BB                                            1%                    1%
--------------------------------------------------------------------------------
Unrated                                      53%                   55%
--------------------------------------------------------------------------------
Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

TOP FIVE SECTORS AS OF FEBRUARY 28, 2005
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
--------------------------------------------------------------------------------
Land Based                                                         45%
--------------------------------------------------------------------------------
General Obligation                                                 13%
--------------------------------------------------------------------------------
Certificate of Participation/Leases                                 8%
--------------------------------------------------------------------------------
Tax Allocation Revenue                                              6%
--------------------------------------------------------------------------------
Electric Revenue                                                    6%
--------------------------------------------------------------------------------

------
5

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2004 to February 28,
2005.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                    (continued)

------
6

Shareholder Fee Example (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                     EXPENSES PAID
                      BEGINNING         ENDING       DURING PERIOD*   ANNUALIZED
                     ACCOUNT VALUE   ACCOUNT VALUE      9/1/04 -        EXPENSE
                        9/1/04          2/28/05         2/28/05         RATIO*
--------------------------------------------------------------------------------
CALIFORNIA HIGH-YIELD MUNICIPAL SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,039.90         $2.68          0.53%
--------------------------------------------------------------------------------
A Class                 $1,000         $1,038.60         $3.94          0.78%
--------------------------------------------------------------------------------
B Class                 $1,000         $1,034.80         $7.72          1.53%
--------------------------------------------------------------------------------
C Class                 $1,000         $1,034.80         $7.72          1.53%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,022.17         $2.66          0.53%
--------------------------------------------------------------------------------
A Class                 $1,000         $1,020.93         $3.91          0.78%
--------------------------------------------------------------------------------
B Class                 $1,000         $1,017.21         $7.65          1.53%
--------------------------------------------------------------------------------
C Class                 $1,000         $1,017.21         $7.65          1.53%
--------------------------------------------------------------------------------
*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
7

California High-Yield Municipal - Schedule of Investments

FEBRUARY 28, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 97.8%

CALIFORNIA -- 97.8%
--------------------------------------------------------------------------------
      $ 1,000,000  ABC Unified School District GO,
                   Series 2000 B, 6.14%, 8/1/21
                   (FGIC)(1)                                       $    456,990
--------------------------------------------------------------------------------
        2,000,000  Alameda Public Financing Auth.
                   Local Agency Rev., Series
                   1996 A, (Community Facility
                   District No. 1), 7.00%, 8/1/19                     2,125,500
--------------------------------------------------------------------------------
        2,325,000  Alhambra City Elementary
                   School District GO, Series
                   2004 B, (Election of 1999),
                   5.00%, 9/1/26 (FGIC)                               2,449,992
--------------------------------------------------------------------------------
        1,200,000  Anaheim Public Financing
                   Auth. Rev., Series 1997 A,
                   6.00%, 9/1/24 (FSA)                                1,456,788
--------------------------------------------------------------------------------
          880,000  Association of Bay Area
                   Governments Finance Auth.
                   for Nonprofit Corporations COP,
                   (Eskaton Gold River Lodge),
                   6.375%, 11/15/15                                     937,218
--------------------------------------------------------------------------------
        3,000,000  Association of Bay Area
                   Governments Finance Auth.
                   for Nonprofit Corporations COP,
                   (Eskaton Gold River Lodge),
                   6.375%, 11/15/28                                   3,140,070
--------------------------------------------------------------------------------
        2,500,000  Beaumont Financing Auth. Rev.,
                   Series 2003 A, 6.875%, 9/1/27                      2,686,225
--------------------------------------------------------------------------------
        2,875,000  Beaumont Financing Auth. Rev.,
                   Series 2004 D, 5.80%, 9/1/35                       2,888,168
--------------------------------------------------------------------------------
          855,000  Beaumont Financing Auth. Rev.,
                   Series 2005 C, 5.50%, 9/1/29                         847,613
--------------------------------------------------------------------------------
        1,190,000  Berryessa Unified School
                   District GO, Series 2000 A,
                   6.18%, 8/1/21 (FSA)(1)                               543,818
--------------------------------------------------------------------------------
        1,220,000  Berryessa Unified School
                   District GO, Series 2000 A,
                   6.05%, 8/1/22 (FSA)(1)                               525,271
--------------------------------------------------------------------------------
        1,000,000  Berryessa Unified School
                   District GO, Series 2000 A,
                   6.06%, 8/1/23 (FSA)(1)                               405,830
--------------------------------------------------------------------------------
        1,000,000  Cabrillo Unified School District
                   GO, Series 1996 A, 5.95%,
                   8/1/17 (AMBAC)(1)                                    575,610
--------------------------------------------------------------------------------
        2,000,000  Cabrillo Unified School District
                   GO, Series 1996 A, 5.95%,
                   8/1/18 (AMBAC)(1)                                  1,089,660
--------------------------------------------------------------------------------
        1,815,000  Calaveras Unified School
                   District GO, 5.89%, 8/1/23
                   (FSA)(1)                                             736,581
--------------------------------------------------------------------------------
        1,880,000  Calaveras Unified School
                   District GO, 5.90%, 8/1/24
                   (FSA)(1)                                             719,664
--------------------------------------------------------------------------------
        1,950,000  Calaveras Unified School
                   District GO, 5.91%, 8/1/25
                   (FSA)(1)                                             703,404
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 2,885,000  California Communities
                   Development Auth. COP,
                   (Sonoma County Indian
                   Health), 6.40%, 9/1/29                          $  2,952,336
--------------------------------------------------------------------------------
        2,000,000  California Communities
                   Development Auth. COP,
                   (Windward School), 6.90%,
                   9/1/23                                             2,092,240
--------------------------------------------------------------------------------
        2,000,000  California Communities
                   Development Auth. Rev.,
                   (Thomas Jefferson School of
                   Law), 7.75%, 10/1/31                               2,149,700
--------------------------------------------------------------------------------
        1,505,000  California Educational Facilities
                   Auth. Rev., (Western University
                   Health Sciences), 6.00%,
                   10/1/21                                            1,586,872
--------------------------------------------------------------------------------
        4,000,000  California Health Facilities
                   Financing Auth. Rev., Series
                   1989 A, (Kaiser Permanente),
                   7.15%, 10/1/12 (AMBAC)(1)                          2,987,880
--------------------------------------------------------------------------------
        2,500,000  California Health Facilities
                   Financing Auth. Rev., Series
                   1998 A, (Kaiser Permanente),
                   5.50%, 6/1/22 (FSA)(2)                             2,704,050
--------------------------------------------------------------------------------
        4,410,000  California Mobilehome Park
                   Financing Auth. Rev., Series
                   2000 B, (Union City Tropics),
                   7.30%, 8/15/35                                     4,693,916
--------------------------------------------------------------------------------
        1,905,000  California Mobilehome Park
                   Financing Auth. Rev., Series
                   2001 B, (Rancho Vallecitos -
                   San Marcos), 6.75%, 11/15/36                       1,973,847
--------------------------------------------------------------------------------
        6,345,000  California Mobilehome Park
                   Financing Auth. Rev., Series
                   2003 B, (Palomar Estates
                   E&W), 7.00%, 9/15/36                               6,717,704
--------------------------------------------------------------------------------
        2,000,000  California Public Works Board
                   Lease Rev., Series 1993 D,
                   (Department of Corrections),
                   5.25%, 6/1/15 (FSA)                                2,237,300
--------------------------------------------------------------------------------
        1,405,000  California State and Local
                   Government Financing Auth.
                   Rev., Series 1997 B, (Marin
                   Valley Mobile Country), 7.50%,
                   10/1/24                                            1,471,808
--------------------------------------------------------------------------------
        4,630,000  California University Fresno
                   Association Inc. Rev., (Auxiliary
                   Organization Event Center),
                   6.00%, 7/1/26                                      4,930,256
--------------------------------------------------------------------------------
        2,500,000  California University Fresno
                   Association Inc. Rev., (Auxiliary
                   Organization Event Center),
                   6.00%, 7/1/31                                      2,640,075
--------------------------------------------------------------------------------
        2,455,000  California University Fresno
                   Association Inc. Rev., (Auxiliary
                   Organization Event Center),
                   7.00%, 7/1/31                                      2,591,523
--------------------------------------------------------------------------------
        4,070,000  Capistrano Unified School
                   District No. 90-2 Talega
                   Community Facilities Special
                   Tax Rev., 6.00%, 9/1/32                            4,353,598
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
8

California High-Yield Municipal - Schedule of Investments

FEBRUARY 28, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 6,250,000  Capistrano Unified School
                   District No. 90-2 Talega
                   Community Facilities Special
                   Tax Rev., 6.00%, 9/1/33                         $  6,614,437
--------------------------------------------------------------------------------
        1,000,000  Carmel Unified School District
                   GO, 5.50%, 8/1/25 (MBIA)                           1,095,390
--------------------------------------------------------------------------------
        1,075,000  Cathedral City Public Financing
                   Auth. Rev., Series 2000 A,
                   6.00%, 8/1/23 (MBIA)(1)                              433,139
--------------------------------------------------------------------------------
        1,075,000  Cathedral City Public Financing
                   Auth. Rev., Series 2000 A,
                   6.00%, 8/1/24 (MBIA)(1)                              408,393
--------------------------------------------------------------------------------
        1,085,000  Cathedral City Public Financing
                   Auth. Rev., Series 2000 A,
                   6.05%, 8/1/25 (MBIA)(1)                              388,278
--------------------------------------------------------------------------------
        1,085,000  Cathedral City Public Financing
                   Auth. Rev., Series 2000 A,
                   6.05%, 8/1/26 (MBIA)(1)                              366,155
--------------------------------------------------------------------------------
        1,700,000  Chino Valley Unified School
                   District COP, Series 2001 A,
                   5.375%, 9/1/20 (FSA)                               1,879,911
--------------------------------------------------------------------------------
        2,140,000  Chula Vista Community
                   Facilities District No. 01-1
                   Area A Special Tax Rev.,
                   6.10%, 9/1/32                                      2,228,382
--------------------------------------------------------------------------------
        3,600,000  Chula Vista Community
                   Facilities District No. 06-1
                   Eastlake Woods Area A Special
                   Tax Rev., 6.20%, 9/1/33                            3,801,672
--------------------------------------------------------------------------------
        7,715,000  Chula Vista Community
                   Facilities District No. 99-1
                   Special Tax Rev., 7.625%,
                   9/1/29                                             8,239,310
--------------------------------------------------------------------------------
        2,000,000  City of Lincoln Community
                   Facilities District No. 2003-1
                   Special Tax Rev., 6.00%, 9/1/34                    2,055,680
--------------------------------------------------------------------------------
        1,780,000  Clovis Public Financing Auth.
                   Lease Rev., (Corporate Yard),
                   5.375%, 3/1/20 (AMBAC)                             1,953,087
--------------------------------------------------------------------------------
          560,000  Corcoran COP, 8.75%, 6/1/16
                   (Acquired 4/28/92, Cost
                   $560,000)(3)                                         649,314
--------------------------------------------------------------------------------
        2,050,000  Corona-Norco Unified School
                   District GO, Series 2000 B,
                   6.03%, 9/1/22 (FSA)(1)                               879,081
--------------------------------------------------------------------------------
        1,750,000  Del Mar Race Track Auth. Rev.,
                   6.20%, 8/15/11                                     1,852,340
--------------------------------------------------------------------------------
        1,010,000  Dixie Elementary School District
                   GO, 5.94%, 8/1/24 (FSA)(1)                           386,628
--------------------------------------------------------------------------------
        1,035,000  Dixie Elementary School District
                   GO, 5.94%, 8/1/25 (FSA)(1)                           373,345
--------------------------------------------------------------------------------
        1,150,000  Duarte Unified School District
                   GO, Series 1999 B, 6.08%,
                   11/1/23 (FSA)(1)                                     461,024
--------------------------------------------------------------------------------
        4,450,000  El Dorado County Community
                   Facilities District No. 1992-1
                   Special Tax Rev., 5.60%, 9/1/09                    4,800,616
--------------------------------------------------------------------------------
        2,500,000  El Dorado County Community
                   Facilities District No. 2001-1
                   Special Tax Rev., 6.30%, 9/1/31                    2,616,975
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,000,000  El Segundo Unified School
                   District GO, 5.375%, 9/1/12
                   Prerefunded at 100% of Par
                   (FGIC)(2)                                       $  1,130,750
--------------------------------------------------------------------------------
        4,225,000  Florin Resource Conservation
                   District COP, Series 1999 A,
                   (Elk Grove Water Works),
                   6.75%, 9/1/09, Prerefunded
                   at 102% of Par(2)                                  4,990,866
--------------------------------------------------------------------------------
        3,825,000  Folsom Public Financing Auth.
                   Rev., Series 1997 A, 6.875%,
                   9/2/19                                             3,977,656
--------------------------------------------------------------------------------
        2,495,000  Folsom Special Tax Rev.,
                   (Community Facilities District
                   No. 7), 5.75%, 9/1/14                              2,652,110
--------------------------------------------------------------------------------
        4,250,000  Folsom Special Tax Rev.,
                   (Community Facilities District
                   No. 10), 7.00%, 9/1/24                             4,570,663
--------------------------------------------------------------------------------
        6,500,000  Folsom Special Tax Rev.,
                   (Community Facilities District
                   No. 14), 6.30%, 9/1/32                             6,804,134
--------------------------------------------------------------------------------
        3,000,000  Foothill-De Anza Community
                   College District GO, 6.16%,
                   8/1/21 (MBIA)(1)                                   1,370,970
--------------------------------------------------------------------------------
        3,000,000  Fullerton Community Facilities
                   District No. 1 Special Tax Rev.,
                   (Amerige Heights), 6.20%,
                   9/1/32                                             3,107,040
--------------------------------------------------------------------------------
        5,000,000  Fullerton Unified School
                   District Community Facilities
                   District No. 1 Special Tax Rev.,
                   6.375%, 9/1/31                                     5,451,900
--------------------------------------------------------------------------------
        1,165,000  Gateway Improvement Auth.
                   Rev., Series 1995 A, (Marin
                   City Community Facility),
                   7.75%, 9/1/05, Prerefunded
                   at 102% of Par(2)                                  1,220,792
--------------------------------------------------------------------------------
        1,600,000  Glendale Electric Works Rev.,
                   5.875%, 2/1/21 (MBIA)                              1,792,464
--------------------------------------------------------------------------------
        2,630,000  Glendale Unified School District
                   GO, Series 1999 C, 6.00%,
                   9/1/22 (FSA)                                       2,963,195
--------------------------------------------------------------------------------
        3,460,000  Hawaiian Gardens COP, Series
                   2000 A, 8.00%, 6/1/23                              3,696,249
--------------------------------------------------------------------------------
        2,000,000  Highland Special Tax Rev.,
                   (Community Facilities District
                   No. 01-1), 6.45%, 9/1/28                           2,084,520
--------------------------------------------------------------------------------
        5,000,000  Imperial Irrigation District COP,
                   (Water Systems), 5.50%,
                   7/1/29 (AMBAC)                                     5,436,900
--------------------------------------------------------------------------------
        2,000,000  Indio Redevelopment Agency
                   Tax Allocation Rev., Series
                   2004 B, (Sub-Merged Project
                   Area), 6.50%, 8/15/34                              2,086,760
--------------------------------------------------------------------------------
        1,000,000  Laguna Salada Union School
                   District GO, Series 2000 C,
                   6.12%, 8/1/29 (FGIC)(1)                              286,420
--------------------------------------------------------------------------------
        2,500,000  Lake Elsinore School Financing
                   Auth. Rev., (Horsethief Canyon),
                   5.625%, 9/1/16                                     2,658,575
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
9

California High-Yield Municipal - Schedule of Investments

FEBRUARY 28, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 2,000,000  Los Angeles Community
                   Facilities District Special Tax
                   Rev., (Cascades Business Park),
                   6.40%, 9/1/22                                   $  2,107,700
--------------------------------------------------------------------------------
        1,500,000  Los Angeles Unified School
                   District GO, Series 2003 A,
                   5.00%, 1/1/28 (MBIA)                               1,565,910
--------------------------------------------------------------------------------
        1,500,000  Manhattan Beach Unified
                   School District GO, Series
                   1999 C, 5.90%, 9/1/24 (FGIC)(1)                      571,830
--------------------------------------------------------------------------------
        7,225,000  Menlo Park Community
                   Development Agency
                   Multifamily Rev., (Las Pulgas),
                   5.55%, 6/1/30 (AMBAC)                              7,885,870
--------------------------------------------------------------------------------
        2,285,000  Milpitas Improvement Bond
                   Act 1915 Special Assessment,
                   Series 1996 A, (Local
                   Improvement District 18),
                   6.75%, 9/2/16                                      2,395,823
--------------------------------------------------------------------------------
        5,000,000  Modesto High School District
                   GO, Series 2002 A, 5.92%,
                   8/1/25 (FGIC)(1)                                   1,803,600
--------------------------------------------------------------------------------
        4,000,000  Moreno Valley Unified School
                   District Special Tax Rev.,
                   (Community Facilities
                   No. 2002-1), 6.20%, 9/1/32                         4,171,760
--------------------------------------------------------------------------------
        1,920,000  Murrieta Community Facilities
                   District No. 2 Special Tax Rev.,
                   Series 2004 A, (The Oaks
                   Improvement Area), 6.00%,
                   9/1/34                                             2,005,517
--------------------------------------------------------------------------------
        4,100,000  Murrieta Community Facilities
                   District No. 2000-1 Special
                   Tax Rev., 6.375%, 9/1/30                           4,316,972
--------------------------------------------------------------------------------
        3,500,000  Oceanside Community
                   Development Commission Tax
                   Allocation Rev., (Downtown
                   Redevelopment), 5.70%, 9/1/25                      3,632,475
--------------------------------------------------------------------------------
        3,000,000  Oceanside Community
                   Facilities District Special Tax
                   Rev., Series 2002 A,
                   (No. 2001-1 Morrow Hills
                   Development), 6.20%, 9/1/32                        3,138,870
--------------------------------------------------------------------------------
        1,000,000  Oceanside Community
                   Facilities District Special Tax
                   Rev., (No. 2001-1 Morrow Hills
                   Development), 5.50%, 9/1/29                          997,990
--------------------------------------------------------------------------------
        2,000,000  Orange County Community
                   Facilities District Special Tax
                   Rev., Series 1999 A, (No. 99-1
                   Ladera Ranch), 6.50%, 8/15/21                      2,298,420
--------------------------------------------------------------------------------
        1,300,000  Orange County Community
                   Facilities District Special Tax
                   Rev., Series 1999 A, (No. 99-1
                   Ladera Ranch), 6.70%, 8/15/29                      1,504,685
--------------------------------------------------------------------------------
        4,590,000  Orange County Community
                   Facilities District Special Tax
                   Rev., Series 2000 A, (No. 01-1
                   Ladera Ranch), 6.25%,
                   8/15/30                                            5,020,129
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 2,400,000  Orange County Community
                   Facilities District Special Tax
                   Rev., Series 2002 A, (No. 01-1
                   Ladera Ranch), 6.00%, 8/15/32                   $  2,557,224
--------------------------------------------------------------------------------
        2,300,000  Orange County Community
                   Facilities District Special Tax
                   Rev., Series 2005 A, (No. 04-1
                   Ladera Ranch), 5.20%, 8/15/34                      2,297,539
--------------------------------------------------------------------------------
        3,000,000  Oxnard School District GO,
                   Series 2001 A, 5.75%, 8/1/30
                   (MBIA)                                             3,493,050
--------------------------------------------------------------------------------
        1,150,000  Pacifica COP, (Public Safety
                   Building), 5.80%, 11/1/20
                   (MBIA)                                             1,292,750
--------------------------------------------------------------------------------
       10,000,000  Palmdale Water District COP,
                   5.00%, 10/1/34 (FGIC)(4)                          10,389,599
--------------------------------------------------------------------------------
        2,680,000  Palomar Pomerado Health
                   Care District COP, (Indian
                   Health Council Inc.), 6.25%,
                   10/1/29                                            2,792,426
--------------------------------------------------------------------------------
        3,000,000  Perris Public Financing Auth.
                   Special Tax Rev., Series 2004 A,
                   6.125%, 9/1/34                                     3,086,100
--------------------------------------------------------------------------------
        1,000,000  Perris Union High School
                   District GO, Series 2000 A,
                   6.40%, 9/1/24 (FGIC)(1)                              381,220
--------------------------------------------------------------------------------
        1,000,000  Perris Union High School
                   District GO, Series 2000 A,
                   6.40%, 3/1/25 (FGIC)(1)                              368,300
--------------------------------------------------------------------------------
        2,900,000  Pittsburg Redevelopment
                   Agency Tax Allocation Rev.,
                   (Los Medanos Community
                   Development), 6.20%, 8/1/25
                   (AMBAC)(1)                                         1,037,794
--------------------------------------------------------------------------------
        1,000,000  Placentia COP, 5.60%, 7/1/30                       1,001,340
--------------------------------------------------------------------------------
        1,750,000  Placer County Water Agency
                   Rev., (Capital Improvement),
                   5.50%, 7/1/29 (AMBAC)                              1,895,233
--------------------------------------------------------------------------------
        2,640,000  Placer Union High School
                   District GO, Series 2000 A,
                   6.20%, 8/1/16 (FGIC)(1)                            1,606,546
--------------------------------------------------------------------------------
        1,600,000  Placer Union High School
                   District GO, Series 2000 A,
                   6.28%, 8/1/18 (FGIC)(1)                              871,728
--------------------------------------------------------------------------------
        2,925,000  Placer Union High School
                   District GO, Series 2000 A,
                   6.35%, 8/1/21 (FGIC)(1)                            1,336,696
--------------------------------------------------------------------------------
        2,100,000  Placer Union High School
                   District GO, Series 2000 A,
                   6.37%, 8/1/22 (FGIC)(1)                              904,155
--------------------------------------------------------------------------------
        3,525,000  Placer Union High School
                   District GO, Series 2000 A,
                   6.39%, 8/1/23 (FGIC)(1)                            1,430,551
--------------------------------------------------------------------------------
        1,000,000  Placer Union High School
                   District GO, Series 2000 A,
                   6.40%, 8/1/24 (FGIC)(1)                              382,800
--------------------------------------------------------------------------------
        4,835,000  Pleasant Valley School
                   District - Ventura County GO,
                   Series 2002 A, 5.85%, 8/1/31
                   (MBIA)                                             5,885,693
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
10

California High-Yield Municipal - Schedule of Investments

FEBRUARY 28, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 4,910,000  Pomona Improvement Bond
                   Act 1915 Special Assessment,
                   (Rio Rancho Assessment
                   District), 7.50%, 9/2/21                        $  5,081,703
--------------------------------------------------------------------------------
        1,815,000  Redondo Beach Public
                   Financing Auth. Rev., (South
                   Bay Center Redevelopment),
                   7.125%, 7/1/08                                     1,900,850
--------------------------------------------------------------------------------
        1,000,000  Richmond Joint Powers
                   Financing Auth. Rev., Series
                   1995 A, 5.25%, 5/15/13                             1,000,970
--------------------------------------------------------------------------------
        1,700,000  Richmond Wastewater Rev.,
                   6.18%, 8/1/23 (FGIC)(1)                              689,911
--------------------------------------------------------------------------------
        2,905,000  Richmond Wastewater Rev.,
                   6.20%, 8/1/26 (FGIC)(1)                              990,634
--------------------------------------------------------------------------------
        2,365,000  Riverside County COP, 5.75%,
                   11/1/31 (MBIA)                                     2,650,124
--------------------------------------------------------------------------------
        2,040,000  Riverside County Improvement
                   Bond Act 1915 Special
                   Assessment, (Assessment
                   District No. 168 - Rivercrest),
                   6.70%, 9/2/26                                      2,169,989
--------------------------------------------------------------------------------
        4,765,000  Riverside Unified School
                   District Community Facilities
                   District No. 7 Special Tax Rev.,
                   Series 2000 A, 7.00%, 5/31/30                      5,428,860
--------------------------------------------------------------------------------
        4,315,000  Rohnert Park Finance Auth.
                   Rev., Series 2001 A, (Las
                   Casitas de Sonoma), 6.40%,
                   4/15/36                                            4,507,578
--------------------------------------------------------------------------------
          635,000  Sacramento County Special
                   Tax Rev., (Community Facilities
                   District No. 1), 5.60%, 9/1/07                       666,648
--------------------------------------------------------------------------------
          645,000  Sacramento County Special
                   Tax Rev., (Community Facilities
                   District No. 1), 5.70%, 9/1/08                       685,416
--------------------------------------------------------------------------------
        1,500,000  Sacramento County Special
                   Tax Rev., (Community Facilities
                   District No. 1), 6.30%, 9/1/21                     1,565,025
--------------------------------------------------------------------------------
        3,970,000  Sacramento Municipal Utility
                   District Electric Rev., Series
                   1997 K, 5.25%, 7/1/24
                   (AMBAC)                                            4,470,061
--------------------------------------------------------------------------------
        5,000,000  Sacramento Power Auth. Rev.,
                   (Cogeneration Projects), 6.00%,
                   7/1/22                                             5,241,450
--------------------------------------------------------------------------------
        4,000,000  Sacramento Special Tax Rev.,
                   (North Natomas Community
                   Facilities), 6.30%, 9/1/26                         4,190,760
--------------------------------------------------------------------------------
        2,575,000  San Bruno Park School District
                   GO, Series 2000 B, 5.94%,
                   8/1/24 (FGIC)(1)                                     985,710
--------------------------------------------------------------------------------
        2,660,000  San Bruno Park School District
                   GO, Series 2000 B, 5.94%,
                   8/1/25 (FGIC)(1)                                     959,515
--------------------------------------------------------------------------------
        3,970,000  San Diego County
                   Improvement Bond Act 1915
                   Special Assessment, 6.25%,
                   9/2/12                                             4,129,038
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,000,000  San Diego Special Tax Rev.,
                   Series 1995 B, (Community
                   Facilities District No. 1),
                   7.10%, 9/1/05, Prerefunded
                   at 102% of Par(2)                               $  1,044,730
--------------------------------------------------------------------------------
        1,250,000  San Francisco City and County
                   Redevelopment Agency Lease
                   Rev., (George R. Moscone),
                   7.05%, 7/1/13(1)                                     875,488
--------------------------------------------------------------------------------
        1,580,000  San Juan California Unified
                   School District GO, 5.94%,
                   8/1/24 (FGIC)(1)                                     604,824
--------------------------------------------------------------------------------
        1,595,000  San Juan California Unified
                   School District GO, 5.94%,
                   8/1/25 (FGIC)(1)                                     575,348
--------------------------------------------------------------------------------
        1,500,000  San Marcos Public Facilities
                   Auth. Special Tax Rev.,
                   (Area 3-A), 5.00%, 10/1/34
                   (AMBAC)                                            1,553,700
--------------------------------------------------------------------------------
        2,790,000  San Marcos Public Facilities
                   Auth. Special Tax Rev., Series
                   2004 A, 5.45%, 9/1/24                              2,785,006
--------------------------------------------------------------------------------
        5,000,000  San Marcos Public Facilities
                   Auth. Special Tax Rev., Series
                   2004 A, 5.00%, 9/1/34 (FGIC)                       5,189,700
--------------------------------------------------------------------------------
        3,005,000  Santa Barbara County Rev.,
                   5.50%, 9/1/22 (AMBAC)                              3,339,487
--------------------------------------------------------------------------------
        7,755,000  Shasta Lake Public Finance
                   Auth. Rev., (Electrical
                   Enterprise), 6.25%, 4/1/21                         8,637,440
--------------------------------------------------------------------------------
        2,160,000  Soledad Special Assessment,
                   (Diamond Ridge Assessment
                   District No. 02-01), 6.75%,
                   9/2/33                                             2,284,416
--------------------------------------------------------------------------------
          500,000  Southern California Public
                   Power Auth. Rev., (Pooled
                   Project), 6.75%, 7/1/10 (FSA)                        587,700
--------------------------------------------------------------------------------
        2,400,000  Southern California Public
                   Power Auth. Rev.,
                   (Transmission), 6.35%, 7/1/14
                   (MBIA)(1)                                          1,631,448
--------------------------------------------------------------------------------
        1,250,000  Southern California Public
                   Power Auth. Rev.,
                   (Transmission), 6.35%, 7/1/15
                   (MBIA)(1)                                            804,650
--------------------------------------------------------------------------------
        1,200,000  Southwestern Community
                   College District GO, 5.625%,
                   8/1/11 (AMBAC)                                     1,375,668
--------------------------------------------------------------------------------
        1,000,000  Stockton Community Facilities
                   District Special Tax Rev.,
                   (Brookside Estates No. 90-2),
                   6.20%, 8/1/15                                      1,046,020
--------------------------------------------------------------------------------
        4,195,000  Stockton Community Facilities
                   District Special Tax Rev.,
                   (Spanos Park West
                   No. 2001-1), 6.375%, 9/1/32                        4,402,191
--------------------------------------------------------------------------------
        5,000,000  Sunnyvale Special Tax Rev.,
                   (Community Facilities
                   District No. 1), 7.75%, 8/1/32                     5,250,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
11

California High-Yield Municipal - Schedule of Investments

FEBRUARY 28, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 2,690,000  Tahoe-Truckee Unified School
                   District No. 2 GO, Series
                   1999 A, 6.19%, 8/1/22 (FGIC)(1)                 $  1,158,180
--------------------------------------------------------------------------------
        2,220,000  Tahoe-Truckee Unified School
                   District No. 2 GO, Series
                   1999 A, 6.19%, 8/1/23 (FGIC)(1)                      900,943
--------------------------------------------------------------------------------
        1,665,000  Tehama Community COP,
                   (Social Services Building),
                   7.00%, 10/3/05, Prerefunded
                   at 102% of Par(2)                                  1,744,903
--------------------------------------------------------------------------------
        2,000,000  Tustin Unified School District
                   Special Tax Rev., (Community
                   Facilities District No. 97-1),
                   6.375%, 9/1/08, Prerefunded
                   at 102% of Par(2)                                  2,279,760
--------------------------------------------------------------------------------
        1,500,000  University of California Rev.,
                   Series 2003 A, 5.00%,
                   5/15/23 (AMBAC)                                    1,586,925
--------------------------------------------------------------------------------
        2,500,000  Val Verde Unified School
                   District Special Tax Rev.,
                   5.40%, 9/1/30(5)                                   2,491,400
--------------------------------------------------------------------------------
        2,600,000  Val Verde Unified School
                   District Special Tax Rev.,
                   5.45%, 9/1/36(5)                                   2,601,144
--------------------------------------------------------------------------------
        2,500,000  West Basin Municipal Water
                   District COP, Series 2003 A,
                   5.00%, 8/1/30 (MBIA)                               2,589,425
--------------------------------------------------------------------------------
        2,000,000  West Contra Costa Unified
                   School District COP, 7.125%,
                   1/1/24                                             2,046,520
--------------------------------------------------------------------------------
        3,235,000  West Sacramento Special Tax
                   Rev., (Community Facilities
                   District No. 10), 6.75%, 9/1/26                    3,459,962
--------------------------------------------------------------------------------
        1,000,000  West Sacramento Special Tax
                   Rev., (Community Facilities
                   District No. 10), 6.20%, 9/1/29                    1,032,840
--------------------------------------------------------------------------------
        2,000,000  Yuba City Redevelopment
                   Agency Tax Allocation Rev.,
                   6.00%, 9/1/31                                      2,060,580
--------------------------------------------------------------------------------
        2,895,000  Yuba City Unified School
                   District GO, 6.05%, 9/1/24
                   (FGIC)(1)                                          1,103,632
--------------------------------------------------------------------------------
        1,500,000  Yuba City Unified School
                   District GO, 6.05%, 3/1/25
                   (FGIC)(1)                                            552,456
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $343,166,773)                                                 367,475,651
--------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES -- 1.6%

CALIFORNIA -- 1.6%
--------------------------------------------------------------------------------
          400,000  Association of Bay Area
                   Governments Finance Auth. for
                   Nonprofit Corporations Rev.,
                   (The Thacher School), VRDN,
                   1.89%, 3/3/05                                        400,000
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   800,000  California Economic Recovery
                   Rev., Series 2004 C1, VRDN,
                   1.78%, 3/1/05 (SBBPA:
                   Landesbank
                   Baden-Wuerttemberg)                             $    800,000
--------------------------------------------------------------------------------
        4,750,000  California GO, Series 2004-3A,
                   (Daily Kindergarten University),
                   VRDN, 1.78%, 3/1/05 (LOC:
                   Citibank N.A., California State
                   Teacher's Retirement System)                       4,750,000
--------------------------------------------------------------------------------
TOTAL SHORT-TERM MUNICIPAL
SECURITIES
(Cost $5,950,000)                                                     5,950,000
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.2%

          685,000  Federated California Municipal
                   Cash Trust
(Cost $685,000)                                                         685,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 99.6%
(Cost $349,801,773)                                                 374,110,651
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.4%                                  1,354,889
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $375,465,540
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

AMBAC = AMBAC Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FSA = Financial Security Assurance, Inc.

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corporation

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective February 28, 2005.

(1) Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(2) Escrowed to maturity in U.S. government securities or state and local government securities.

(3) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at February 28, 2005, was $649,314, which represented 0.2% of net assets.

(4) Security, or a portion thereof, has been segregated for a when-issued security.

(5) When-issued security.

See Notes to Financial Statements.

------
12

Statement of Assets and Liabilities

FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of $349,801,773)             $374,110,651
--------------------------------------------------------------
Receivable for capital shares sold                                      203,695
--------------------------------------------------------------
Interest receivable                                                   6,980,883
--------------------------------------------------------------------------------
                                                                    381,295,229
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Disbursements in excess of demand deposit cash                          174,017
--------------------------------------------------------------
Payable for investments purchased                                     5,100,000
--------------------------------------------------------------
Payable for capital shares redeemed                                      18,500
--------------------------------------------------------------
Accrued management fees                                                 149,611
--------------------------------------------------------------
Distribution fees payable                                                 6,564
--------------------------------------------------------------
Service fees (and distribution fees -- A Class) payable                   5,504
--------------------------------------------------------------
Dividends payable                                                       375,493
--------------------------------------------------------------------------------
                                                                      5,829,689
--------------------------------------------------------------------------------
NET ASSETS                                                         $375,465,540
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in                                                    $354,513,136
--------------------------------------------------------------
Accumulated net realized loss on investment transactions             (3,356,474)
--------------------------------------------------------------
Net unrealized appreciation on investments                           24,308,878
--------------------------------------------------------------------------------
                                                                   $375,465,540
================================================================================
INVESTOR CLASS
--------------------------------------------------------------------------------
Net assets                                                         $345,553,914
--------------------------------------------------------------
Shares outstanding                                                   34,319,027
--------------------------------------------------------------
Net asset value per share                                                $10.07
--------------------------------------------------------------------------------
A CLASS
--------------------------------------------------------------------------------
Net assets                                                          $18,283,160
--------------------------------------------------------------
Shares outstanding                                                    1,815,809
--------------------------------------------------------------
Net asset value per share                                                $10.07
--------------------------------------------------------------
Maximum offering price (net asset value divided by 0.955)                $10.54
--------------------------------------------------------------------------------
B CLASS
--------------------------------------------------------------------------------
Net assets                                                             $910,756
--------------------------------------------------------------
Shares outstanding                                                       90,453
--------------------------------------------------------------
Net asset value per share                                                $10.07
--------------------------------------------------------------------------------
C CLASS
--------------------------------------------------------------------------------
Net assets                                                          $10,717,710
--------------------------------------------------------------
Shares outstanding                                                    1,064,446
--------------------------------------------------------------
Net asset value per share                                                $10.07
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
13

Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
--------------------------------------------------------------
Interest                                                            $10,075,025
--------------------------------------------------------------------------------

EXPENSES:
--------------------------------------------------------------
Management fees                                                         934,819
--------------------------------------------------------------
Distribution fees:
--------------------------------------------------------------
  B Class                                                                 3,398
--------------------------------------------------------------
  C Class                                                                31,443
--------------------------------------------------------------
Service fees:
--------------------------------------------------------------
  B Class                                                                 1,133
--------------------------------------------------------------
  C Class                                                                10,481
--------------------------------------------------------------
Service and distribution fees -- A Class                                 17,504
--------------------------------------------------------------
Trustees' fees and expenses                                               8,738
--------------------------------------------------------------
Other expenses                                                            1,207
--------------------------------------------------------------------------------
                                                                      1,008,723
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                 9,066,302
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain on investment transactions                            321,132
--------------------------------------------------------------
Change in net unrealized appreciation on investments                  4,540,607
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN                                      4,861,739
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $13,928,041
================================================================================

See Notes to Financial Statements.

------
14

Statement of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2005 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2004
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS                                  2005           2004
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                              $  9,066,302    $ 18,175,290
----------------------------------------------
Net realized gain                                       321,132         568,784
----------------------------------------------
Change in net unrealized appreciation                 4,540,607       9,105,321
--------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                            13,928,041      27,849,395
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
----------------------------------------------
  Investor Class                                     (8,538,592)    (17,689,637)
----------------------------------------------
  A Class                                              (338,380)       (255,359)
----------------------------------------------
  B Class                                               (18,474)        (30,554)
----------------------------------------------
  C Class                                              (170,856)       (203,979)
--------------------------------------------------------------------------------
Decrease in net assets from distributions            (9,066,302)    (18,179,529)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase in net assets
from capital share transactions                      18,388,372       4,194,160
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                           23,250,111      13,864,026

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                 352,215,429     338,351,403
--------------------------------------------------------------------------------
End of period                                      $375,465,540    $352,215,429
================================================================================

See Notes to Financial Statements.

------
15

Notes to Financial Statements

FEBRUARY 28, 2005 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century California Tax-Free and Municipal Funds (the
trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. California High-Yield Municipal Fund
(the fund) is one fund in a series issued by the trust. The fund is non-diversified under the 1940 Act. The fund's investment objective is to seek high current income that is exempt from federal and California income taxes. The fund pursues this objective by investing a portion of its assets in lower-rated and unrated municipal securities. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue the Investor Class, the A
Class, the B Class and the C Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements.
All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets. Sale of the A Class, B Class and C
Class commenced on January 31, 2003, at which time the Investor Class was no longer available to new investors.

SECURITY VALUATIONS -- Securities are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of Trustees or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the fund to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The fund may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

                                                                    (continued)

------
16

Notes to Financial Statements

FEBRUARY 28, 2005 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with
American Century Investment Management, Inc. (ACIM), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a
Complex Fee based on the assets of all the funds in the American Century family of funds. The rates for the Investment Category Fee range from 0.1925% to
0.3100% and the rates for the Complex Fee range from 0.2500% to 0.3100%. For the six months ended February 28, 2005, the effective annual management fee for the
Investor, A, B and C Classes was 0.52%.

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a separate
Master Distribution and Individual Shareholder Services Plan for each of the A
Class, B Class and C Class (collectively, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the B Class and C Class will pay American
Century Investment Services, Inc. (ACIS) the following annual distribution and service fees:

--------------------------------------------------------------------------------
                                                                         B & C
--------------------------------------------------------------------------------
Distribution Fee                                                         0.75%
--------------------------------------------------------------------------------
Service Fee                                                              0.25%
--------------------------------------------------------------------------------

The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. The service fee provides compensation for individual shareholder services rendered by broker/dealers or other independent financial intermediaries. Fees incurred under the plans during the six months ended February 28, 2005, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment advisor, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century
Services, LLC (formerly American Century Services Corporation).

The fund has a bank line of credit agreement with JPMorgan Chase Bank (JPMCB).
JPMCB is a custodian of the fund and a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended February 28, 2005, were as follows:

--------------------------------------------------------------------------------
Purchases                                                           $39,794,124
--------------------------------------------------------------------------------
Proceeds from sales                                                 $23,111,765
--------------------------------------------------------------------------------

                                                                    (continued)

------
17

Notes to Financial Statements

FEBRUARY 28, 2005 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

--------------------------------------------------------------------------------
                                                       SHARES         AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED FEBRUARY 28, 2005
---------------------------------------------
Sold                                                  2,287,362    $ 22,928,802
---------------------------------------------
Issued in reinvestment of distributions                 633,720       6,356,782
---------------------------------------------
Redeemed                                             (2,068,917)    (20,754,950)
--------------------------------------------------------------------------------
Net increase                                            852,165    $  8,530,634
================================================================================
YEAR ENDED AUGUST 31, 2004
--------------------------------------------
Sold                                                  4,131,134    $ 40,715,901
--------------------------------------------
Issued in reinvestment of distributions               1,323,770      13,039,500
--------------------------------------------
Redeemed                                             (6,593,481)    (64,790,005)
--------------------------------------------------------------------------------
Net decrease                                         (1,138,577)   $(11,034,604)
================================================================================
A CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED FEBRUARY 28, 2005
--------------------------------------------
Sold                                                    798,547     $ 8,018,032
--------------------------------------------
Issued in reinvestment of distributions                  21,910         219,898
--------------------------------------------
Redeemed                                               (162,306)     (1,617,657)
--------------------------------------------------------------------------------
Net increase                                            658,151     $ 6,620,273
================================================================================
YEAR ENDED AUGUST 31, 2004
--------------------------------------------
Sold                                                  1,074,803     $10,557,050
--------------------------------------------
Issued in reinvestment of distributions                  18,526         182,173
--------------------------------------------
Redeemed                                                (68,942)       (676,060)
--------------------------------------------------------------------------------
Net increase                                          1,024,387     $10,063,163
================================================================================
B CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED FEBRUARY 28, 2005
--------------------------------------------
Sold                                                     10,062        $100,538
--------------------------------------------
Issued in reinvestment of distributions                     808           8,102
--------------------------------------------
Redeemed                                                 (7,602)        (76,204)
--------------------------------------------------------------------------------
Net increase                                              3,268        $ 32,436
================================================================================
YEAR ENDED AUGUST 31, 2004
--------------------------------------------
Sold                                                     54,328        $538,038
--------------------------------------------
Issued in reinvestment of distributions                   1,538          15,148
--------------------------------------------
Redeemed                                                 (5,157)        (50,626)
--------------------------------------------------------------------------------
Net increase                                             50,709        $502,560
================================================================================

                                                                    (continued)

------
18

Notes to Financial Statements

FEBRUARY 28, 2005 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)
--------------------------------------------------------------------------------
                                                       SHARES         AMOUNT
--------------------------------------------------------------------------------
C CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED FEBRUARY 28, 2005
--------------------------------------------
Sold                                                    363,499      $3,662,128
--------------------------------------------
Issued in reinvestment of distributions                   7,480          75,052
--------------------------------------------
Redeemed                                                (53,172)       (532,151)
--------------------------------------------------------------------------------
Net increase                                            317,807      $3,205,029
================================================================================
YEAR ENDED AUGUST 31, 2004
--------------------------------------------
Sold                                                    569,104     $ 5,642,468
--------------------------------------------
Issued in reinvestment of distributions                   8,192          80,529
--------------------------------------------
Redeemed                                               (108,413)     (1,059,956)
--------------------------------------------------------------------------------
Net increase                                            468,883     $ 4,663,041
================================================================================

5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM, has a $575,000,000 unsecured bank line of credit agreement with JPMCB, which was renewed from
$650,000,000 effective December 15, 2004. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended February 28, 2005.

6. RISK FACTORS

The fund concentrates its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification. The fund invests primarily in lower-rated debt securities, which are subject to substantial risks including price volatility, liquidity risk, and default risk. Income may be subject to state and local taxes and, if applicable, the alternative minimum tax.

7. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of February 28, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $349,801,773
================================================================================
Gross tax appreciation of investments                               $24,355,456
--------------------------------------------
Gross tax depreciation of investments                                   (46,578)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                 $24,308,878
================================================================================

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

At August 31, 2004, the fund had accumulated capital losses of $727,045 and
$2,950,561 expiring in 2008 and 2009, respectively, which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes.

------
19

California High-Yield Municipal - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------
                                                     INVESTOR CLASS
--------------------------------------------------------------------------------------------
                              2005(1)     2004       2003       2002       2001       2000
--------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period            $9.93      $9.65      $9.84      $9.79      $9.44      $9.36
--------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment
  Income                        0.25       0.52       0.52       0.52       0.52       0.52
-------------------------
  Net Realized and
  Unrealized Gain (Loss)        0.14       0.28      (0.19)      0.05       0.35       0.08
--------------------------------------------------------------------------------------------
  Total From
  Investment Operations         0.39       0.80       0.33       0.57       0.87       0.60
--------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income            (0.25)     (0.52)     (0.52)     (0.52)     (0.52)     (0.52)
--------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $10.07      $9.93      $9.65      $9.84      $9.79      $9.44
============================================================================================
  TOTAL RETURN(2)               3.99%      8.48%      3.35%      6.07%      9.50%      6.70%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                   0.53%(3)      0.53%      0.54%      0.54%      0.54%      0.54%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                   5.07%(3)      5.30%      5.24%      5.37%      5.45%      5.64%
-------------------------
Portfolio Turnover Rate            7%        19%        30%        32%        47%        52%
-------------------------
Net Assets, End of Period
(in thousands)               $345,554   $332,434   $334,032   $373,061   $336,400   $318,197
--------------------------------------------------------------------------------------------

(1) Six months ended February 28, 2005 (unaudited).

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

See Notes to Financial Statements.

------
20

California High-Yield Municipal - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                             A CLASS
--------------------------------------------------------------------------------
                                                   2005(1)     2004      2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $9.93      $9.65      $9.79
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------
  Net Investment Income                              0.24       0.50       0.29
------------------------------------------
  Net Realized and Unrealized Gain (Loss)            0.14       0.28      (0.14)
--------------------------------------------------------------------------------
  Total From Investment Operations                   0.38       0.78       0.15
--------------------------------------------------------------------------------
Distributions
------------------------------------------
  From Net Investment Income                        (0.24)     (0.50)     (0.29)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                     $10.07      $9.93      $9.65
================================================================================
  TOTAL RETURN(3)                                    3.86%      8.21%      1.48%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                             0.78%(4)      0.78%   0.78%(4)
------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                             4.82%(4)      5.05%   5.04%(4)
------------------------------------------
Portfolio Turnover Rate                                 7%        19%     30%(5)
------------------------------------------
Net Assets, End of Period (in thousands)           $18,283    $11,499    $1,286
--------------------------------------------------------------------------------

(1) Six months ended February 28, 2005 (unaudited).

(2) January 31, 2003 (commencement of sale) through August 31, 2003.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2003

See Notes to Financial Statements.

------
21

California High-Yield Municipal - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                              B CLASS
--------------------------------------------------------------------------------
                                                   2005(1)     2004      2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $9.93      $9.65      $9.79
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------
  Net Investment Income                              0.20       0.42       0.25
------------------------------------------
  Net Realized and Unrealized Gain (Loss)            0.14       0.28      (0.14)
--------------------------------------------------------------------------------
  Total From Investment Operations                   0.34       0.70       0.11
--------------------------------------------------------------------------------
Distributions
------------------------------------------
  From Net Investment Income                        (0.20)     (0.42)     (0.25)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                     $10.07      $9.93      $9.65
================================================================================
  TOTAL RETURN(3)                                    3.48%      7.40%      1.05%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                             1.53%(4)      1.53%   1.53%(4)
------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                             4.07%(4)      4.30%   4.43%(4)
------------------------------------------
Portfolio Turnover Rate                                 7%        19%     30%(5)
------------------------------------------
Net Assets, End of Period (in thousands)              $911       $866       $352
--------------------------------------------------------------------------------

(1) Six months ended February 28, 2005 (unaudited).

(2) January 31, 2003 (commencement of sale) through August 31, 2003.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended August 31, 2003.

See Notes to Financial Statements.

------
22

California High-Yield Municipal - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                              C CLASS
--------------------------------------------------------------------------------
                                                   2005(1)     2004      2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $9.93      $9.65      $9.79
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------
  Net Investment Income                              0.20       0.43       0.26
------------------------------------------
  Net Realized and Unrealized Gain (Loss)            0.14       0.28      (0.14)
--------------------------------------------------------------------------------
  Total From Investment Operations                   0.34       0.71       0.12
--------------------------------------------------------------------------------
Distributions
------------------------------------------
  From Net Investment Income                        (0.20)     (0.43)     (0.26)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                     $10.07      $9.93      $9.65
================================================================================
  TOTAL RETURN(3)                                    3.48%      7.49%      1.22%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                             1.53%(4)      1.48%   1.28%(4)
------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                             4.07%(4)      4.35%   4.59%(4)
------------------------------------------
Portfolio Turnover Rate                                 7%        19%     30%(5)
------------------------------------------
Net Assets, End of Period (in thousands)           $10,718     $7,416     $2,681
--------------------------------------------------------------------------------

(1) Six months ended February 28, 2005 (unaudited).

(2) January 31, 2003 (commencement of sale) through August 31, 2003.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended August 31, 2003.

See Notes to Financial Statements.

------
23

Share Class Information

Four classes of shares are authorized for sale by the fund: Investor Class, A
Class, B Class, and C Class. The total expense ratios of A, B, and C Class shares are higher than that of Investor Class shares. ON JANUARY 30, 2003,
INVESTOR CLASS SHARES BECAME UNAVAILABLE TO NEW INVESTORS.

INVESTOR CLASS shares are available for purchase by existing shareholders in two ways: 1) directly from American Century without any commissions or other fees;
or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

A CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, and insurance companies. A Class shares are sold at their offering price, which is net asset value plus an initial sales charge that ranges from 4.50% to 0.00% for fixed-income funds, depending on the amount invested. The initial sales charge is deducted from the purchase amount before it is invested. A Class shares may be subject to a contingent deferred sales charge (CDSC). There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The prospectus contains information regarding reductions and waivers of sales charges for A Class shares. A Class shares also are subject to a 0.25% annual Rule 12b-1 service and distribution fee.

B CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, and insurance companies. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from
5.00% during the first year after purchase to 0.00% the sixth year after purchase. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. B Class shares also are subject to a 1.00% annual Rule 12b-1 service and distribution fee. B Class shares automatically convert to A Class shares (with lower expenses) eight years after their purchase date.

C CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a CDSC of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. C
Class shares also are subject to a Rule 12b-1 service and distribution fee of
1.00%.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences.

------
24

Additional Information

INDEX DEFINITIONS

The following index is used to illustrate investment market, sector, or style performance or to serve as a fund performance comparison. It is not an investment product available for purchase.

The Lehman Brothers Municipal Bond Index is a market value-weighted index designed for the long-term tax-exempt bond market. The LEHMAN BROTHERS LONG-TERM
MUNICIPAL BOND INDEX is composed of those securities included in the Lehman
Brothers Municipal Bond Index that have maturities greater than 22 years.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------
25

Notes

------
26

Notes

------
27

Notes

------
28

[inside back cover - blank]

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

INVESTORS USING ADVISORS:
1-800-378-9878

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY CALIFORNIA TAX-FREE AND
MUNICIPAL FUNDS

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

                         American Century Investment Services, Inc., Distributor

0504                     (c)2005 American Century Proprietary Holdings, Inc.
SH-SAN-42642N            All rights reserved.

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The schedule of  investments  is included as part of the report to  stockholders filed under Item 1 of this Form.

ITEM 7.  DISCLOSURE  OF PROXY VOTING  POLICIES  AND  PROCEDURES  FOR  CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY  SECURITIES  BY  CLOSED-END  MANAGEMENT  INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

As of the end of the  reporting  period,  the  registrant  did not have in place
formal  procedures  by  which   shareholders  may  recommend   nominees  to  the
registrant's board. However, all such recommendations  directed to the following address will be forwarded to the Corporate Governance Committee of the board for consideration:  The  Corporate  Secretary,  American  Century  Funds,  P. O. Box
410141, Kansas City, Missouri 64141.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)       The registrant's  principal  executive officer and principal financial officer have concluded that the registrant's  disclosure  controls and procedures (as defined in Rule 30a-3(c)  under the Investment  Company
          Act of 1940) are effective based on their evaluation of these controls and  procedures as of a date within 90 days of the filing date of this report.

(b)       There  were no  changes  in the  registrant's  internal  control  over financial  reporting (as defined in Rule 30a-3(d) under the Investment
          Company  Act of 1940) that  occurred  during the  registrant's  second fiscal  quarter  of the  period  covered  by  this  report  that  have materially  affected,  or are reasonably likely to materially  affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)    Not applicable for semiannual report filings.

(a)(2)    Separate   certifications  by  the  registrant's  principal  executive officer and principal  financial  officer,  pursuant to Section 302 of the  Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
          Company  Act of  1940,  are  filed  and  attached  hereto  as  Exhibit
          99.302CERT.

(a)(3)    Not applicable.

(b)       A certification by the registrant's  chief executive officer and chief financial  officer,  pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS

By:      /s/ William M. Lyons
         -------------------------------------------------------
         Name:    William M. Lyons
         Title:   President

Date:    April 29, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/ William M. Lyons
         -------------------------------------------------------
         Name:    William M. Lyons
         Title:   President
                  (principal executive officer)

Date:    April 29, 2005

By:      /s/ Maryanne L. Roepke
         -------------------------------------------------------
         Name:    Maryanne L. Roepke
         Title:   Sr. Vice President, Treasurer, and
                  Chief Accounting Officer
                  (principal financial officer)

Date:    April 29, 2005